THIS PROSPECTUS DESCRIBES A TYPE OF VARIABLE ANNUITY (THE "ANNUITY") BEING OFFERED BY AMERICAN SKANDIA LIFE ASSURANCE CORPORATION ("WE", "OUR" OR "US"), ONE CORPORATE DRIVE, SHELTON, CONNECTICUT, 06484. THIS FLEXIBLE PREMIUM ANNUITY MAY BE OFFERED AS INTERESTS IN A GROUP ANNUITY OR AS INDIVIDUAL CONTRACTS. THE TABLE OF CONTENTS IS ON PAGE 4. DEFINITIONS APPLICABLE TO THIS PROSPECTUS ARE ON PAGE 6. THE HIGHLIGHTS OF THIS OFFERING ARE DESCRIBED BEGINNING ON PAGE 8. THIS PROSPECTUS CONTAINS A DETAILED DISCUSSION OF MATTERS YOU SHOULD CONSIDER BEFORE PURCHASING THIS ANNUITY. A STATEMENT OF ADDITIONAL INFORMATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. IT IS AVAILABLE FROM US WITHOUT CHARGE UPON REQUEST. THE CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ARE DESCRIBED ON PAGE 38. THE ANNUITY OR CERTAIN OF ITS INVESTMENT OPTIONS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. VARIOUS RIGHTS AND BENEFITS MAY DIFFER BETWEEN JURISDICTIONS TO MEET APPLICABLE LAWS AND/OR REGULATIONS.

A Purchase Payment for this Annuity may be assessed all or some of the following charges, if applicable: (a) a sales charge (see "Sales Charge"); (b) a maintenance fee (see "Maintenance Fee"); and (c) a tax charge (see "Tax Charges"). It is then allocated to the investment options you select, except in certain jurisdictions where allocations of initial Purchase Payments are temporarily allocated to the AST Money Market 2 Sub-account (see "Allocation of Your Initial Net Purchase Payment"). However, Purchase Payments received during the "free-look" period may be allocated to other Sub-accounts under certain conditions (see "Allocation of Net Purchase Payments"). You may transfer Account Value between investment options (see "Investment Options" and "Transfers"). Account Value may be distributed as periodic annuity payments in a "payout phase". Such annuity payments can be guaranteed for life (see "Annuity Payments"). During the "accumulation phase" (the period before any payout phase), you may surrender the Annuity for its Account Value or make withdrawals (see "Distributions"). Such distributions may be subject to tax, including a tax penalty. A death benefit may be payable during the accumulation phase (see "Death Benefit").

Account Value increases or decreases daily to reflect investment performance and the deduction of charges. No minimum amount is guaranteed (see "Account Value"). The investment options, which we may change, are Class 2 Sub-accounts of American Skandia Life Assurance Corporation Variable Account B ("Separate Account B") (see "Operations of the Separate Account"). Various charges are assessed against the assets in the Sub-accounts. Each Sub-account invests exclusively in an underlying mutual fund or a portfolio of an underlying mutual fund. As of the date of this Prospectus, the underlying mutual funds (and the portfolios of such underlying mutual funds in which Sub-accounts offered pursuant to this Prospectus invest) are: (a) American Skandia Trust (portfolios - JanCap Growth, Lord Abbett Growth and Income, Seligman Henderson International Equity, Seligman Henderson International Small Cap, AST Money Market, Federated Utility Income, Federated High Yield, AST Phoenix Balanced Asset, AST Phoenix Capital Growth, T. Rowe Price Asset Allocation, T. Rowe Price International Equity, T. Rowe Price Natural Resources, Founders Capital Appreciation, INVESCO Equity Income, PIMCO Total Return Bond, PIMCO Limited Maturity Bond, Eagle Growth Equity, AST Scudder International Bond, and Berger Capital Growth); (b) The Alger American Fund (portfolios - Growth, Small Capitalization, MidCap Growth); (c) Alliance Variable Products Series Fund, Inc. (portfolios - Short-Term Multi-Market, Growth and Income, Premier Growth, U.S. Government/High Grade Securities, International, Total Return); (d) Neuberger & Berman Advisers Management Trust (series - Growth, Limited Maturity Bond, Balanced, Partners); (e) Scudder Variable Life Investment Fund (portfolios - Bond, Capital Growth, Balanced, International); and (f) Janus Aspen Series (portfolios - Growth, Aggressive Growth, Worldwide Growth, Balanced, Flexible Income, Short-Term Bond).

We intend to cease offering certain Sub-accounts and their underlying mutual fund portfolios as variable investment options under the Annuity. As of the date of this Prospectus, we are in the process of seeking the necessary regulatory approvals to substitute alternative Sub-accounts and their underlying mutual fund portfolios for the Sub-accounts/portfolios we cease to make available as investment options under the Annuity. (see "INVESTMENT OPTIONS") You should take this into consideration when selecting any investment options under the Annuity.

The Annuity is designed to be used with investment allocation services. Providers of such services assist you in making allocation and transfer decisions, or are engaged by you to make allocation and transfer decisions on your behalf. You should consider whether such services are appropriate for your needs.
                             (continued on page 2)

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.
                  FOR FURTHER INFORMATION CALL 1-800-752-6342
Prospectus Dated:  May 1, 1995Statement of Additional Information Dated:    May
                                    1, 1995
AD-PROS (05/95)
We guarantee fixed annuity payments. We also guarantee any adjustable annuity payments we may make available (see "Annuity Payments").

Taxes on gains during the accumulation phase may be deferred until you begin to take distributions from your Annuity. Distributions before age 59 1/2 may be subject to a tax penalty. In the payout phase, a portion of each annuity payment may be treated as a return of your "investment in the contract" until it is completely recovered. Transfers between investment options are not subject to taxation. The Annuity may also qualify for special tax treatment under certain Sections of the Code, including, but not limited to, Sections 401, 403 or 408 (see "Certain Tax Considerations").

Purchase payments under these Annuities are not deposits or obligations of, or guaranteed or endorsed by, any bank or bank subsidiary and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.











Supplement to Prospectus Dated May 1, 1995
Supplement Dated May 1, 1995
This Supplement is to be placed immediately preceding the Table of Contents of the Prospectus.

The Prospectus to which this supplement is added noted in the sections entitled "Sales Charge" and "Death Benefit" that any sales charge and the specified rate at which the minimum death benefit increases are specified immediately preceding the Table of Contents. This Supplement provides such information for the type of Annuity being offered to you, as follows:
There is no sales charge.
The specified rate at which the minimum death benefit increases is 3% per year, compounded yearly. Additional details are provided in the section entitled "Death Benefit".
AC-NSL-SUPP (5/95)


TABLE OF CONTENTS
DEFINITIONS                                                          6
HIGHLIGHTS                                                           8
AVAILABLE INFORMATION                                                9
CONTRACT EXPENSE SUMMARY                                            10
EXPENSE EXAMPLES                                                    13
CONDENSED FINANCIAL INFORMATION                                     15
 UNIT PRICES AND NUMBERS OF UNITS                                  15
 YIELDS ON MONEY MARKET SUB-ACCOUNT                                17
INVESTMENT OPTIONS                                                  18
INVESTMENT ALLOCATION SERVICES                                      20
OPERATIONS OF THE SEPARATE ACCOUNT                                  20
INSURANCE ASPECTS OF THE ANNUITY                                    21
CHARGES ASSESSABLE AGAINST THE ANNUITY                              21
 SALES CHARGE                                                      21
 MAINTENANCE FEE                                                   22
 TAX CHARGES                                                       22
 TRANSFER FEE                                                      22
 ALLOCATION OF ANNUITY CHARGES                                     22
CHARGES ASSESSED AGAINST THE ASSETS                                 22
 ADMINISTRATION CHARGE                                             22
 MORTALITY AND EXPENSE RISK CHARGES                                23
CHARGES OF THE UNDERLYING MUTUAL FUNDS                              23
PURCHASING ANNUITIES                                                23
 USES OF THE ANNUITY                                               23
 APPLICATION AND INITIAL PAYMENT                                   23
 BANK DRAFTING                                                     24
 RIGHT TO RETURN THE ANNUITY                                       24
 ALLOCATION OF NET PURCHASE PAYMENTS                               24
 OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS                     24
ACCOUNT VALUE                                                       25
RIGHTS, BENEFITS AND SERVICES                                       25
 ADDITIONAL PURCHASE PAYMENTS                                      25
 CHANGING REVOCABLE DESIGNATIONS                                   26
 ALLOCATION RULES                                                  26
 TRANSFERS                                                         26
  DOLLAR COST AVERAGING                                            27
 REBALANCING                                                       27
 DISTRIBUTIONS                                                     27
  SURRENDER                                                        28
  PARTIAL WITHDRAWALS                                              28
  SYSTEMATIC WITHDRAWALS                                           28
  MINIMUM DISTRIBUTIONS                                            28
  DEATH BENEFIT                                                    28
  ANNUITY PAYMENTS                                                 29
  QUALIFIED PLAN WITHDRAWAL LIMITATIONS                            30
 PRICING OF TRANSFERS AND DISTRIBUTIONS                            31
 VOTING RIGHTS                                                     31
 TRANSFERS, ASSIGNMENTS OR PLEDGES                                 31
 REPORTS TO YOU                                                    32
THE COMPANY                                                         32
CERTAIN TAX CONSIDERATIONS                                          32
 OUR TAX CONSIDERATIONS                                            32
 TAX CONSIDERATIONS RELATING TO YOUR ANNUITY                       32
  NON-NATURAL PERSONS                                              32
  NATURAL PERSONS                                                  32
  DISTRIBUTIONS                                                    32
  ASSIGNMENTS AND PLEDGES                                          33
  PENALTY ON DISTRIBUTIONS                                         33
  ANNUITY PAYMENTS                                                 33
  GIFTS                                                            34
  TAX FREE EXCHANGES                                               34
  TRANSFERS BETWEEN INVESTMENT OPTIONS                             34
  GENERATION-SKIPPING TRANSFERS                                    34
  DIVERSIFICATION                                                  34
  FEDERAL INCOME TAX WITHHOLDING                                   34
 TAX CONSIDERATIONS WHEN USING ANNUITIES IN CONJUNCTION WITH
  QUALIFIED PLANS                                                  34
  INDIVIDUAL RETIREMENT PROGRAMS                                   35
  TAX SHELTERED ANNUITIES                                          35
  CORPORATE PENSION AND PROFIT-SHARING PLANS                       35
  H.R. 10 PLANS                                                    35
  TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED ANNUITIES          35
  SECTION 457 PLANS                                                35
SALE OF THE ANNUITIES                                               36
 DISTRIBUTION                                                      36
 ADVERTISING                                                       36
OTHER MATTERS                                                       37
 DEFERRAL OF TRANSACTIONS                                          37
 RESOLVING MATERIAL CONFLICTS                                      37
 MODIFICATION                                                      37
 MISSTATEMENT OF AGE OR SEX                                        38
 ENDING THE OFFER                                                  38
 LEGAL PROCEEDINGS                                                 38
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 38
APPENDIX A  SHORT DESCRIPTION OF THE UNDERLYING MUTUAL FUNDS'
  PORTFOLIO INVESTMENT OBJECTIVES AND POLICIES                      39
 .BEGIN TABLE C.

DEFINITIONS: THE FOLLOWING ARE KEY TERMS USED IN THIS PROSPECTUS. OTHER TERMS ARE DEFINED IN THIS PROSPECTUS AS THEY APPEAR.

ACCOUNT  VALUE IS THE VALUE OF EACH ALLOCATION TO A SUB-ACCOUNT  PRIOR  TO  THE
ANNUITY DATE, PLUS ANY EARNINGS, AND/OR LESS ANY LOSSES, DISTRIBUTIONS AND CHARGES THEREON. ACCOUNT VALUE IS DETERMINED SEPARATELY FOR EACH SUB-ACCOUNT, AND THEN TOTALLED TO DETERMINE ACCOUNT VALUE FOR YOUR ENTIRE ANNUITY.

ADVISOR IS A PERSON OR ENTITY: (A) REGISTERED AS SUCH UNDER THE INVESTMENT ADVISERS ACT OF 1940 AND, WHERE APPLICABLE, UNDER EQUIVALENT STATE LAW OR REGULATION REGARDING THE REGISTRATION AND REGULATION OF INVESTMENT ADVISORS; OR
(B) THAT MAY PROVIDE INVESTMENT ADVISORY SERVICES BUT IS EXEMPT FROM SUCH REGISTRATION.

ANNUITANT IS THE PERSON UPON WHOSE LIFE YOUR ANNUITY IS WRITTEN.

ANNUITY IS THE TYPE OF ANNUITY BEING OFFERED PURSUANT TO THIS PROSPECTUS. IT IS ALSO, IF ISSUED, THE CERTIFICATE EVIDENCING YOUR PARTICIPATION IN A GROUP ANNUITY OR AN INDIVIDUAL ANNUITY CONTRACT. IT ALSO REPRESENTS AN ACCOUNT WE SET UP AND MAINTAIN TO TRACK OUR OBLIGATIONS TO YOU.

ANNUITY DATE IS THE DATE ANNUITY PAYMENTS ARE TO COMMENCE.

ANNUITY YEARS ARE CONTINUOUS 12-MONTH PERIODS COMMENCING ON THE ISSUE DATE AND EACH ANNIVERSARY OF THE ISSUE DATE.

APPLICATION IS THE ENROLLMENT FORM OR APPLICATION FORM WE MAY REQUIRE YOU TO SUBMIT FOR AN ANNUITY.

BENEFICIARY IS A PERSON DESIGNATED AS THE RECIPIENT OF THE DEATH BENEFIT.

CODE IS THE INTERNAL REVENUE CODE OF 1986, AS AMENDED FROM TIME-TO-TIME.

CONTINGENT ANNUITANT IS THE PERSON NAMED TO BECOME THE ANNUITANT ON THE ANNUITANT'S DEATH PRIOR TO THE ANNUITY DATE.

IN WRITING IS IN A WRITTEN FORM SATISFACTORY TO US AND FILED AT THE OFFICE.

ISSUE DATE IS THE EFFECTIVE DATE OF YOUR ANNUITY.

MINIMUM DISTRIBUTIONS ARE MINIMUM AMOUNTS THAT MUST BE DISTRIBUTED EACH YEAR FROM AN ANNUITY IF USED IN RELATION TO CERTAIN QUALIFIED PLANS UNDER THE CODE.

NET PURCHASE PAYMENT IS A PURCHASE PAYMENT LESS ANY APPLICABLE SALES CHARGE, INITIAL MAINTENANCE FEE AND/OR CHARGE FOR TAXES.

OFFICE IS OUR BUSINESS OFFICE, AMERICAN SKANDIA LIFE ASSURANCE CORPORATION,  P.
O. BOX 883, ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484.

OWNER IS EITHER AN ELIGIBLE ENTITY OR PERSON NAMED AS HAVING OWNERSHIP RIGHTS IN RELATION TO AN ANNUITY ISSUED AS AN INDIVIDUAL CONTRACT. AN ANNUITY MAY BE ISSUED AS A CERTIFICATE EVIDENCING INTEREST IN A GROUP ANNUITY CONTRACT. IF SO, THE RIGHTS, BENEFITS AND REQUIREMENTS OF AND THE EVENTS RELATING TO AN OWNER, AS DESCRIBED IN THIS PROSPECTUS, WILL BE THE RIGHTS, BENEFITS REQUIREMENTS OF AND EVENTS RELATING TO THE PERSON OR ENTITY DESIGNATED AS THE PARTICIPANT IN SUCH CERTIFICATE.

PURCHASE PAYMENT IS A CASH CONSIDERATION YOU GIVE TO US FOR CERTAIN RIGHTS, PRIVILEGES AND BENEFITS PROVIDED UNDER AN ANNUITY ACCORDING TO ITS TERMS.

SUB-ACCOUNT  IS  A  DIVISION OF SEPARATE ACCOUNT B.   WE  USE  SUB-ACCOUNTS  TO
CALCULATE VARIABLE BENEFITS UNDER THIS ANNUITY AND CERTAIN OTHER ANNUITIES WE OFFER.

SYSTEMATIC WITHDRAWAL IS ONE OF A PLAN OF PERIODIC WITHDRAWALS OF ACCOUNT VALUE DURING THE ACCUMULATION PHASE. SUCH A PLAN IS SUBJECT TO OUR RULES.

UNIT IS A MEASURE USED TO CALCULATE YOUR ACCOUNT VALUE IN A SUB-ACCOUNT PRIOR TO THE ANNUITY DATE.

UNIT PRICE IS USED FOR CALCULATING: (A) THE NUMBER OF UNITS ALLOCATED TO A SUB-ACCOUNT; AND (B) THE VALUE OF TRANSACTIONS INTO OR OUT OF A SUB-ACCOUNT OR BENEFITS BASED ON ACCOUNT VALUE IN A SUB-ACCOUNT PRIOR TO THE ANNUITY DATE. EACH SUB-ACCOUNT HAS ITS OWN UNIT PRICE WHICH WILL VARY EACH VALUATION PERIOD TO REFLECT THE INVESTMENT EXPERIENCE OF THAT SUB-ACCOUNT.

VALUATION DAY IS EVERY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR TRADING OR ANY OTHER DAY THAT THE SECURITIES AND EXCHANGE COMMISSION REQUIRES MUTUAL FUNDS OR UNIT INVESTMENT TRUSTS TO BE VALUED.

VALUATION PERIOD IS THE PERIOD OF TIME BETWEEN THE CLOSE OF BUSINESS OF THE NEW YORK STOCK EXCHANGE ON SUCCESSIVE VALUATION DAYS.

"WE", "US", OR "OUR" MEANS AMERICAN SKANDIA LIFE ASSURANCE CORPORATION.

"YOU" OR "YOUR" MEANS THE OWNER.
HIGHLIGHTS:  THE FOLLOWING ARE ONLY THE HIGHLIGHTS OF THE ANNUITY BEING OFFERED
PURSUANT  TO  THIS  PROSPECTUS.   A  MORE DETAILED  DESCRIPTION  FOLLOWS  THESE
HIGHLIGHTS.

      (1) INVESTMENT OPTIONS: WE CURRENTLY OFFER MULTIPLE INVESTMENT OPTIONS IN THE ACCUMULATION PHASE. EACH OF THESE INVESTMENT OPTIONS IS A CLASS 2 SUB-ACCOUNT OF SEPARATE ACCOUNT B. EACH SUB-ACCOUNT INVESTS EXCLUSIVELY IN AN UNDERLYING MUTUAL FUND OR A PORTFOLIO OF AN UNDERLYING MUTUAL FUND. THE UNDERLYING MUTUAL FUND PORTFOLIOS ARE MANAGED BY VARIOUS INVESTMENT ADVISORS, AND IN CERTAIN CASES, VARIOUS SUB-ADVISORS. A SHORT DESCRIPTION OF THE INVESTMENT OBJECTIVES AND POLICIES IS FOUND IN APPENDIX A. CERTAIN INVESTMENT OPTIONS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.

AS OF THE DATE OF THIS PROSPECTUS, THE UNDERLYING MUTUAL FUNDS (AND THE PORTFOLIOS OF SUCH UNDERLYING MUTUAL FUNDS IN WHICH SUB-ACCOUNTS OFFERED PURSUANT TO THIS PROSPECTUS INVEST) ARE: (A) AMERICAN SKANDIA TRUST (PORTFOLIOS - JANCAP GROWTH, LORD ABBETT GROWTH AND INCOME, SELIGMAN HENDERSON INTERNATIONAL EQUITY, SELIGMAN HENDERSON INTERNATIONAL SMALL CAP, AST MONEY MARKET, FEDERATED UTILITY INCOME, FEDERATED HIGH YIELD, AST PHOENIX BALANCED ASSET, AST PHOENIX CAPITAL GROWTH, T. ROWE PRICE ASSET ALLOCATION, T. ROWE PRICE INTERNATIONAL EQUITY, T. ROWE PRICE NATURAL RESOURCES, FOUNDERS CAPITAL APPRECIATION, INVESCO EQUITY INCOME, PIMCO TOTAL RETURN BOND, PIMCO LIMITED MATURITY BOND, EAGLE GROWTH EQUITY, AST SCUDDER INTERNATIONAL BOND, AND BERGER CAPITAL GROWTH); (B) THE ALGER AMERICAN FUND (PORTFOLIOS - GROWTH, SMALL CAPITALIZATION, MIDCAP GROWTH); (C) ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (PORTFOLIOS - SHORT-TERM MULTI-MARKET, GROWTH AND INCOME, PREMIER GROWTH, U.S. GOVERNMENT/HIGH GRADE SECURITIES, INTERNATIONAL, TOTAL RETURN); (D) NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (SERIES - GROWTH, LIMITED MATURITY BOND, BALANCED, PARTNERS); (E) SCUDDER VARIABLE LIFE INVESTMENT FUND (PORTFOLIOS - BOND, CAPITAL GROWTH, BALANCED, INTERNATIONAL); AND (F) JANUS ASPEN SERIES (PORTFOLIOS - GROWTH, AGGRESSIVE GROWTH, WORLDWIDE GROWTH, BALANCED, FLEXIBLE INCOME, SHORT-TERM BOND).

      (2) OPERATIONS OF THE SEPARATE ACCOUNT: IN THE ACCUMULATION PHASE, THE ASSETS SUPPORTING THE ACCOUNT VALUES MAINTAINED IN THE SUB-ACCOUNTS ARE HELD IN OUR SEPARATE ACCOUNT B. THESE SUB-ACCOUNTS ARE ALL CLASS 2 SUB-ACCOUNTS OF SEPARATE ACCOUNT B. VALUES AND BENEFITS BASED ON THESE SUB-ACCOUNTS ARE NOT GUARANTEED AND WILL VARY WITH THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND PORTFOLIOS. IN THE PAYOUT PHASE, FIXED ANNUITY PAYMENTS, AND ANY ADJUSTABLE ANNUITY PAYMENTS WE MAY MAKE AVAILABLE, ARE GUARANTEED BY OUR GENERAL ACCOUNT. FOR MORE INFORMATION, SEE THE SECTION ENTITLED OPERATIONS OF THE SEPARATE ACCOUNT.

     (3) INSURANCE ASPECTS OF THE ANNUITY: THERE ARE INSURANCE RISKS WHICH WE BEAR IN RELATION TO THE ANNUITY. FOR MORE INFORMATION, SEE THE SECTION ENTITLED INSURANCE ASPECTS OF THE ANNUITY.

      (4) CHARGES ASSESSABLE AGAINST THE ANNUITY: THE ANNUITY CHARGES WHICH MAY BE ASSESSABLE UNDER CERTAIN CIRCUMSTANCES ARE A SALES CHARGE, A MAINTENANCE FEE, A CHARGE FOR TAXES AND A TRANSFER FEE. THESE CHARGES ARE ALLOCATED ACCORDING TO OUR RULES. WE MAY ALSO CHARGE FOR CERTAIN SPECIAL SERVICES. FOR
MORE INFORMATION, SEE THE SECTION ENTITLED CHARGES ASSESSABLE AGAINST THE ANNUITY, INCLUDING THE FOLLOWING SUBSECTIONS: (A) SALES CHARGE; (B) MAINTENANCE FEE; (C) TAX CHARGES; (D) TRANSFER FEE; AND (E) ALLOCATION OF ANNUITY CHARGES.

      (5) CHARGES ASSESSED AGAINST THE ASSETS: THE CHARGES ASSESSED AGAINST ASSETS IN THE SUB-ACCOUNTS ARE THE ADMINISTRATION CHARGE, THE MORTALITY AND EXPENSE RISK CHARGES AND THE INVESTMENT ALLOCATION SERVICES CHARGE. FOR MORE INFORMATION, SEE THE SECTION ENTITLED CHARGES ASSESSED AGAINST THE ASSETS, INCLUDING THE FOLLOWING SUBSECTIONS: (A) ADMINISTRATION CHARGE; AND (B) MORTALITY AND EXPENSE RISK CHARGES.

      (6) CHARGES OF THE UNDERLYING MUTUAL FUNDS: EACH UNDERLYING MUTUAL FUND PORTFOLIO ASSESSES VARIOUS CHARGES, INCLUDING CHARGES FOR INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY FEES. THESE CHARGES GENERALLY DIFFER BETWEEN PORTFOLIOS WITHIN AN UNDERLYING MUTUAL FUND. YOU WILL FIND ADDITIONAL DETAILS IN THE FUND PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

      (7) PURCHASING ANNUITIES: ANNUITIES ARE AVAILABLE FOR MULTIPLE USES, INCLUDING AS A FUNDING VEHICLE FOR VARIOUS RETIREMENT PROGRAMS WHICH QUALIFY FOR SPECIAL TREATMENT UNDER THE CODE. WE MAY REQUIRE A PROPERLY COMPLETED APPLICATION, AN ACCEPTABLE PURCHASE PAYMENT, AND ANY OTHER MATERIALS WE REQUIRE UNDER OUR UNDERWRITING RULES BEFORE WE AGREE TO ISSUE AN ANNUITY. YOU HAVE THE RIGHT TO RETURN AN ANNUITY WITHIN A "FREE-LOOK" PERIOD IF YOU ARE NOT SATISFIED WITH IT. IN MOST JURISDICTIONS, THE INITIAL PURCHASE PAYMENT IS ALLOCATED ACCORDING TO YOUR INSTRUCTIONS. IN JURISDICTIONS THAT REQUIRE A "FREE-LOOK" PROVISION SUCH THAT, IF THE ANNUITY IS RETURNED UNDER THAT PROVISION, WE MUST RETURN AT LEAST YOUR PURCHASE PAYMENTS LESS ANY WITHDRAWALS, WE TEMPORARILY ALLOCATE THE INITIAL PURCHASE PAYMENT AND ANY OTHER PURCHASE PAYMENTS RECEIVED DURING THE "FREE-LOOK" PERIOD TO THE AST MONEY MARKET 2 SUB-ACCOUNT. WHERE PERMITTED BY LAW IN SUCH JURISDICTIONS, WE WILL ALLOCATE SUCH PURCHASE PAYMENTS ACCORDING TO YOUR INSTRUCTIONS WITHOUT ANY TEMPORARY ALLOCATION TO THE AST MONEY MARKET 2 SUB-ACCOUNT, IF YOU EXECUTE A RETURN WAIVER. CERTAIN DESIGNATIONS MUST BE MADE, INCLUDING AN OWNER AND AN ANNUITANT. YOU ALSO MAY MAKE CERTAIN OTHER DESIGNATIONS THAT APPLY TO THE ANNUITY IF ISSUED. THESE DESIGNATIONS INCLUDE A CONTINGENT OWNER, A CONTINGENT ANNUITANT, A BENEFICIARY, AND A CONTINGENT BENEFICIARY. SEE THE SECTION ENTITLED PURCHASING ANNUITIES, INCLUDING THE FOLLOWING SUBSECTIONS: (A) USES OF THE ANNUITY; (B) APPLICATION AND INITIAL PAYMENT; (C) RIGHT TO RETURN THE ANNUITY; (D) ALLOCATION OF NET PURCHASE PAYMENTS; AND (E) OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS.

     (8)  ACCOUNT VALUE:  IN THE ACCUMULATION PHASE YOUR ANNUITY HAS AN ACCOUNT
VALUE.   YOUR  TOTAL ACCOUNT VALUE AS OF A PARTICULAR DATE IS THE SUM  OF  YOUR
ACCOUNT VALUE IN EACH SUB-ACCOUNT. TO DETERMINE YOUR ACCOUNT VALUE IN EACH SUB-ACCOUNT, WE MULTIPLY THE UNIT PRICE AS OF THE VALUATION PERIOD FOR WHICH THE CALCULATION IS BEING MADE TIMES THE NUMBER OF UNITS ATTRIBUTABLE TO YOU IN THAT SUB-ACCOUNT AS OF THAT VALUATION PERIOD. FOR MORE INFORMATION, SEE THE SECTION ENTITLED ACCOUNT VALUE.

      (9) RIGHTS, BENEFITS AND SERVICES: YOU HAVE A NUMBER OF RIGHTS AND BENEFITS UNDER AN ANNUITY ONCE ISSUED. WE ALSO CURRENTLY PROVIDE A NUMBER OF SERVICES TO OWNERS. THESE RIGHTS, BENEFITS AND SERVICES ARE SUBJECT TO A NUMBER OF RULES AND CONDITIONS. THESE RIGHTS, BENEFITS AND SERVICES INCLUDE, BUT ARE NOT LIMITED TO, THOSE DESCRIBED IN THIS PROSPECTUS. WE ACCEPT ADDITIONAL PURCHASE PAYMENTS DURING THE ACCUMULATION PHASE. ADDITIONAL PURCHASE PAYMENTS MAY BE MADE USING BANK DRAFTING. YOU MAY CHANGE REVOCABLE DESIGNATIONS. YOU MAY TRANSFER ACCOUNT VALUES BETWEEN INVESTMENT OPTIONS. TRANSFERS IN EXCESS OF 12 PER ANNUITY YEAR ARE SUBJECT TO A FEE. WE OFFER DOLLAR COST AVERAGING AND MAY OFFER REBALANCING DURING THE ACCUMULATION PHASE (SEE "DOLLAR COST AVERAGING" AND "REBALANCING"). DURING THE ACCUMULATION PHASE, SURRENDER AND PARTIAL WITHDRAWALS ARE AVAILABLE. IN THE ACCUMULATION PHASE WE OFFER SYSTEMATIC WITHDRAWALS AND, FOR ANNUITIES USED IN QUALIFIED PLANS, MINIMUM DISTRIBUTIONS. WE OFFER FIXED ANNUITY OPTIONS, AND MAY OFFER ADJUSTABLE ANNUITY OPTIONS, THAT CAN GUARANTEE PAYMENTS FOR LIFE. IN THE ACCUMULATION PHASE, A DEATH BENEFIT MAY BE PAYABLE. YOU MAY TRANSFER OR ASSIGN YOUR ANNUITY, UNLESS SUCH RIGHTS ARE LIMITED IN CONJUNCTION WITH CERTAIN USES OF THE ANNUITY. YOU MAY EXERCISE CERTAIN VOTING RIGHTS IN RELATION TO THE UNDERLYING MUTUAL FUND PORTFOLIOS IN WHICH THE SUB-ACCOUNTS INVEST. YOU HAVE THE RIGHT TO RECEIVE CERTAIN REPORTS PERIODICALLY.

FOR ADDITIONAL INFORMATION, SEE THE SECTION ENTITLED RIGHTS, BENEFITS AND SERVICES INCLUDING THE FOLLOWING SUBSECTIONS: (A) ADDITIONAL PURCHASE PAYMENTS; (B) BANK DRAFTING; (C) CHANGING REVOCABLE DESIGNATIONS; (D) ALLOCATION RULES; (E) TRANSFERS; (F) DOLLAR COST AVERAGING; (G) REBALANCING;
(H) DISTRIBUTIONS (INCLUDING: (I) SURRENDER; (II) PARTIAL WITHDRAWALS; (III) SYSTEMATIC WITHDRAWALS; (IV) MINIMUM DISTRIBUTIONS; (V) DEATH BENEFIT; (VI) ANNUITY PAYMENTS; AND (VII) QUALIFIED PLAN WITHDRAWAL LIMITATIONS); (I) PRICING OF TRANSFERS AND DISTRIBUTIONS; (J) VOTING RIGHTS; (K) TRANSFERS, ASSIGNMENTS AND PLEDGES; AND (L) REPORTS TO YOU.

     (10) THE COMPANY: AMERICAN SKANDIA LIFE ASSURANCE CORPORATION IS A WHOLLY OWNED SUBSIDIARY OF AMERICAN SKANDIA INVESTMENT HOLDING CORPORATION, WHOSE INDIRECT PARENT IS SKANDIA INSURANCE COMPANY LTD. SKANDIA INSURANCE COMPANY LTD. IS A SWEDISH COMPANY THAT HOLDS A NUMBER OF INSURANCE COMPANIES IN MANY COUNTRIES. THE PREDECESSOR TO SKANDIA INSURANCE COMPANY LTD. COMMENCED OPERATIONS IN 1855. FOR MORE INFORMATION, SEE THE SECTION ENTITLED THE COMPANY.

AVAILABLE INFORMATION: A STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE FROM US WITHOUT CHARGE UPON REQUEST BY WRITING AMERICAN SKANDIA LIFE ASSURANCE CORPORATION, CONCIERGE DESK, P.O. BOX 883, SHELTON, CT 06484. IT INCLUDES FURTHER INFORMATION, AS DESCRIBED IN THE SECTION OF THIS PROSPECTUS ENTITLED "CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION." THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE PART OF THE REGISTRATION STATEMENT WE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") REGARDING THIS OFFERING. ADDITIONAL INFORMATION ON US AND THIS OFFERING IS AVAILABLE IN THIS REGISTRATION STATEMENT AND THE EXHIBITS THERETO. YOU MAY OBTAIN COPIES OF THESE MATERIALS AT THE PRESCRIBED RATES FROM THE SEC'S PUBLIC REFERENCE SECTION, 450 FIFTH STREET N.W., WASHINGTON, D.C., 20549. YOU MAY INSPECT AND COPY THOSE REGISTRATION STATEMENTS AND THE EXHIBITS THERETO AT THE SEC'S PUBLIC REFERENCE FACILITIES AT THE ABOVE ADDRESS, RM. 1024, AND AT THE SEC'S REGIONAL OFFICES, 7 WORLD TRADE CENTER, NEW YORK, NY, AND THE EVERETT MCKINLEY DIRKSEN BUILDING, 219 SOUTH DEARBORN STREET, CHICAGO, IL.


CONTRACT EXPENSE SUMMARY: THE SUMMARY PROVIDED BELOW INCLUDES INFORMATION REGARDING THE EXPENSES FOR YOUR ANNUITY, FOR THE SUB-ACCOUNTS AND FOR THE UNDERLYING MUTUAL FUND PORTFOLIOS. MORE DETAIL REGARDING THE EXPENSES OF THE UNDERLYING MUTUAL FUND PORTFOLIOS MAY BE FOUND EITHER IN THE PROSPECTUSES FOR THE UNDERLYING MUTUAL FUNDS OR, WHEN AVAILABLE, IN THE ANNUAL REPORT OF SUCH MUTUAL FUNDS

THE EXPENSES OF OUR SUB-ACCOUNTS (NOT THOSE OF THE UNDERLYING MUTUAL FUND PORTFOLIOS IN WHICH OUR SUB-ACCOUNTS INVEST) ARE THE SAME NO MATTER WHICH SUB-ACCOUNT YOU CHOOSE. THEREFORE, THESE EXPENSES ARE ONLY SHOWN ONCE BELOW.

     YOUR TRANSACTION EXPENSES

SALES CHARGE                       MAXIMUM OF 1.50% OF EACH PURCHASE PAYMENT.

MAINTENANCE FEE                    SMALLER  OF  $35 OR 2% OF:  (A) THE  INITIAL
                                   PURCHASE PAYMENT; AND (B) EACH ANNUITY  YEAR
                                   AFTER  THE  FIRST,  THE ACCOUNT  VALUE.   IT
                                   APPLIES TO THE INITIAL PURCHASE PAYMENT ONLY
                                   IF   SUCH  PURCHASE  PAYMENT  IS  LESS  THAN
                                   $50,000.   IT  IS ASSESSED AS OF  THE  FIRST
                                   VALUATION PERIOD OF EACH ANNUITY YEAR  AFTER
                                   THE FIRST ONLY IF, AT THAT TIME, THE ACCOUNT
                                   VALUE OF THE ANNUITY IS LESS THAN $50,000.

TAX CHARGES                        DEPENDENT ON THE REQUIREMENTS OF THE
                                   APPLICABLE JURISDICTION.

TRANSFER  FEE                       $10 FOR EACH TRANSFER AFTER THE TWELFTH  IN
                                    ANY ANNUITY YEAR.


      ANNUAL EXPENSES OF THE SUB-ACCOUNTS (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

MORTALITY AND EXPENSE RISK CHARGES                                   0.65%
ADMINISTRATION CHARGE                                                0.25%

TOTAL ANNUAL EXPENSES OF THE SUB-ACCOUNTS                            0.90%

THE ANNUITY WAS DESIGNED INITIALLY TO BE USED WITH INVESTMENT ALLOCATION SERVICES PROVIDED BY AN ADVISOR. FROM THE DATE OF THE INITIAL OFFERING ON NOVEMBER 16, 1993 UNTIL JULY 1, 1994 A 1.00% INVESTMENT ALLOCATION SERVICES CHARGE WAS ASSESSED AGAINST THE SUB-ACCOUNTS. AS OF JULY 1, 1994 THE INVESTMENT ALLOCATION SERVICES CHARGE IS NO LONGER ASSESSED AGAINST THE SUB-ACCOUNTS. THE EXPENSE INFORMATION IN THE TABLE HAS BEEN RESTATED TO REFLECT CURRENT FEES.

      UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

"N/A" SHOWN BELOW INDICATES THAT NO ENTITY HAS AGREED TO REIMBURSE THE PARTICULAR EXPENSE INDICATED. "+" INDICATES THAT NO REIMBURSEMENT WAS PROVIDED IN 1994, BUT THAT UNDERLYING MUTUAL FUND HAS INDICATED TO US THAT CURRENT ARRANGEMENTS (WHICH MAY CHANGE) PROVIDE FOR REIMBURSEMENT.

                                    MANAGE-      MANAGE-                                TOTAL        TOTAL
                                    MENT         MENT         OTHER        OTHER        ANNUAL       ANNUAL
                                    FEE          FEE          EXPENSES     EXPENSES     EXPENSE      EXPENSES
                                    AFTER        WITHOUT      AFTER        WITHOUT      AFTER        WITHOUT
                                    ANY          ANY          ANY          ANY          ANY          ANY
                                    APPLICABLE   APPLICABLE   APPLICABLE   APPLICABLE   APPLICABLE   APPLICABLE
                                    REIMBURSE-   REIMBURSE-   REIMBURSE-   REIMBURSE-   REIMBURSE-   REIMBURSE
                                    MENT         MENT         MENT         MENT         MENT         MENT

AMERICAN SKANDIA TRUST
  JANCAP GROWTH                      N/A         0.90%        +            0.28%         +            1.18%
  LORD ABBETT GROWTH
    AND INCOME                       N/A         0.75%        +            0.31%         +            1.06%
  SELIGMAN HENDERSON
    INTERNATIONAL EQUITY(1)          0.90%       1.00%        0.32%        0.32%         1.22%        1.32%
  SELIGMAN HENDERSON
    INTERNATIONAL SMALL CAP(2)       N/A         1.00%        0.75%        1.58%         1.75%        2.58%
AST MONEY MARKET                     0.49%       0.50%        0.15%        0.26%         0.64%        0.76%
  FEDERATED UTILITY
    INCOME                           N/A         0.71%        +            0.28%         +            0.99%
  FEDERATED HIGH YIELD(3)            N/A         0.75%        0.40%        0.59%         1.15%        1.34%
  AST PHOENIX BALANCED ASSET         N/A         0.71%        +            0.28%         +            0.99%
  AST PHOENIX CAPITAL GROWTH(3)      N/A         0.75%        0.40%        0.84%         1.15%        1.59%
  T. ROWE PRICE
    ASSET ALLOCATION(3)              N/A         0.85%        0.40%        0.62%         1.25%        1.47%
  T. ROWE PRICE
    INTERNATIONAL EQUITY(3)          N/A         1.00%        0.75%        0.77%         1.75%        1.77%
  T. ROWE PRICE
    NATURAL RESOURCES(2)             N/A         0.90%        0.45%        1.45%         1.35%        2.35%
  FOUNDERS CAPITAL
    APPRECIATION(3)                  N/A         0.90%        0.40%        0.65%         1.30%        1.55%
  INVESCO EQUITY INCOME(3)           N/A         0.75%        +            0.39%         +            1.14%
  PIMCO TOTAL RETURN BOND(3)         N/A         0.65%        +            0.37%         +            1.02%
  PIMCO LIMITED MATURITY BOND(2)     N/A         0.65%        0.40%        0.86%         1.05%        1.51%
  EAGLE GROWTH EQUITY(4)             N/A         0.80%        0.45%        1.83%         1.25%        2.63%
  AST SCUDDER INTERNATIONAL BOND(4)  N/A         1.00%        +            0.68%         +            1.68%
  BERGER CAPITAL GROWTH(5)           N/A         0.75%        0.50%        0.95%         1.25%        1.70%

THE ALGER AMERICAN FUND
  GROWTH                             N/A         0.75%        +            0.11%         +            0.86%
  SMALL CAPITALIZATION               N/A         0.85%        +            0.11%         +            0.96%
  MIDCAP GROWTH                      N/A         0.80%        +            0.17%         +            0.97%

                                    MANAGE-      MANAGE-                      TOTAL        TOTAL
                                    MENT         MENT         OTHER        OTHER ANNUAL       ANNUAL
                                    FEE          FEE          EXPENSES EXPENSES     EXPENSE      EXPENSES
                                    AFTER        WITHOUT      AFTER WITHOUT      AFTER        WITHOUT
                                    ANY          ANY          ANY          ANY ANY          ANY
                                    APPLICABLE   APPLICABLE   APPLICABLE APPLICABLE   APPLICABLE   APPLICABLE
                                    REIMBURSE-   REIMBURSE-   REIMBURSE-  REIMBURSE-    REIMBURSE-   REIMBURSE
                                    MENT         MENT         MENT         MENT MENT         MENT

ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.
  SHORT-TERM
    MULTI-MARKET                    0.50%        0.55%        0.44%        0.44%        0.94%        0.99%
    GROWTH AND INCOME               0.62%        0.625%       0.28%        0.285%       0.90%        0.91%
    PREMIER GROWTH(6)               0.55%        1.00%        0.40%        0.40%        0.95%        1.40%
    U.S. GOVERNMENT/HIGH GRADE      0.00%        0.60%        0.95%        3.13%        0.95%        3.73%
    INTERNATIONAL                   0.00%        1.00%        0.95%        6.26%        0.95%        7.26%
    TOTAL RETURN                    0.00%        0.625%       0.95%       18.865%       0.95%       19.49%

NEUBERGER & BERMAN
ADVISERS MANAGEMENT TRUST(7)
  GROWTH                            N/A          0.79%          +          0.12%          +          0.91%
  LIMITED MATURITY BOND             N/A          0.60%          +          0.13%          +          0.73%
  BALANCED                          N/A          0.80%          +          0.17%          +          0.97%
  PARTNERS(8)                       N/A          0.80%          +          0.50%          +          1.30%

SCUDDER VARIABLE LIFE
INVESTMENT FUND
  BOND                              N/A         0.475%          +         0.105%          +          0.58%
  CAPITAL GROWTH                    N/A         0.475%          +         0.105%          +          0.58%
  BALANCED                          N/A         0.475%       0.275%       0.305%       0.75%         0.78%
  INTERNATIONAL                     N/A         0.875%          +         0.205%          +          1.08%

JANUS ASPEN SERIES
  GROWTH                           .66%         1.00%         .22%       0.22%          .88%         1.22%
  AGGRESSIVE GROWTH                .77%         1.00%         .28%       0.28%         1.05%         1.28%
  WORLDWIDE GROWTH                 .69%         1.00%         .49%       0.49%         1.18%         1.49%
  BALANCED                         .83%         1.00%         .74%       0.74%         1.57%         1.74%
  FLEXIBLE INCOME                  .30%         0.65%         .70%       0.70%         1.00%         1.35%
  SHORT-TERM BOND                 0.00%         0.65%         .65%       0.75%         0.65%         1.40%

(1) "SELIGMAN HENDERSON INTERNATIONAL EQUITY" PORTFOLIO WAS FORMERLY NAMED THE "HENDERSON INTERNATIONAL GROWTH" PORTFOLIO.

(2) THESE PORTFOLIOS COMMENCED OPERATIONS ON MAY 1, 1995, THEREFORE EXPENSES SHOWN ARE ESTIMATED AND ANNUALIZED AND SHOULD NOT BE CONSIDERED REPRESENTATIVE OF FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER THAN SHOWN.

(3) THESE PORTFOLIOS COMMENCED OPERATIONS ON JANUARY 4, 1994, THEREFORE EXPENSES SHOWN ARE ANNUALIZED.

(4) THESE PORTFOLIOS COMMENCED OPERATIONS ON MAY 3, 1994, THEREFORE EXPENSES SHOWN ARE ANNUALIZED.

(5) THIS PORTFOLIO BECAME OPERATIONAL ON OCTOBER 20, 1994, THEREFORE EXPENSES SHOWN ARE ANNUALIZED.

(6) "PREMIER GROWTH" PORTFOLIO WAS FORMERLY NAMED THE "GROWTH" PORTFOLIO BUT IS TOTALLY SEPARATE FROM THE CURRENT "GROWTH" PORTFOLIO.

(7) THE MANAGEMENT FEE REFLECTS BOTH A MANAGEMENT AND ADMINISTRATIVE FEE COMPONENT (SEE THE TRUST PROSPECTUS). THE MANAGEMENT FEE AND TOTAL ANNUAL EXPENSES REFLECTED ABOVE HAVE BEEN RESTATED TO REFLECT A RESTRUCTURING OF THE TRUST WHICH TAKES EFFECT MAY 1, 1995. THE ACTUAL MANAGEMENT FEES AS OF DECEMBER 31, 1994 WERE: 0.69% FOR THE GROWTH; 0.50% FOR THE LIMITED MATURITY BOND AND 0.70% FOR THE BALANCED. THE ACTUAL TOTAL ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1994 WERE: 0.84% FOR THE GROWTH ; 0.66% FOR THE LIMITED MATURITY BOND; AND 0.91% FOR THE BALANCED. UNTIL MAY 1, 1995, ALL SERIES OF THE ADVISERS MANAGEMENT TRUST ("TRUST") AVAILABLE AS INVESTMENT OPTIONS UNDER THE ANNUITY HAD A DISTRIBUTION PLAN ("PLAN") PURSUANT TO RULE 12B-1 WHICH PROVIDED FOR REIMBURSEMENT TO THE TRUST INVESTMENT ADVISOR, N&B MANAGEMENT, FOR CERTAIN TRUST DISTRIBUTION EXPENSES UP TO A MAXIMUM OF 0.25% ON AN ANNUALIZED BASIS OF EACH SERIES' AVERAGE DAILY NET ASSETS. THE "TOTAL ANNUAL EXPENSES WITHOUT ANY APPLICABLE REIMBURSEMENT" WOULD BE INCREASED BY THE FOLLOWING PERCENTAGES IF THE 12B-1 FEES FOR THE MONTHS OF JANUARY THROUGH APRIL, 1995 WERE TAKEN INTO
ACCOUNT: 0.02% FOR THE GROWTH, LIMITED MATURITY BOND, BALANCED AND PARTNERS PORTFOLIOS.

(8) THIS PORTFOLIO COMMENCED OPERATION ON MARCH 22, 1994, THEREFORE EXPENSES SHOWN ARE ESTIMATED AND ANNUALIZED.

THE EXPENSES OF THE UNDERLYING MUTUAL FUND PORTFOLIOS EITHER ARE CURRENTLY BEING PARTIALLY REIMBURSED OR MAY BE PARTIALLY REIMBURSED IN THE FUTURE. MANAGEMENT FEES, OTHER EXPENSES AND TOTAL ANNUAL EXPENSES ARE PROVIDED ABOVE ON BOTH A REIMBURSED AND NOT REIMBURSED BASIS, IF APPLICABLE. SEE THE PROSPECTUSES OR STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING MUTUAL FUNDS FOR DETAILS.

EXPENSE  EXAMPLES:  THE EXAMPLES WHICH FOLLOW ARE DESIGNED  TO  ASSIST  YOU  IN
UNDERSTANDING  THE  VARIOUS  COSTS  AND  EXPENSES  YOU  MAY  BEAR  DIRECTLY  OR
INDIRECTLY. THE EXAMPLES REFLECT EXPENSES OF OUR SUB-ACCOUNTS, AS WELL AS THOSE FOR THE UNDERLYING MUTUAL FUND PORTFOLIOS.

THE EXAMPLES SHOWN ASSUME THAT: (A) THE MAXIMUM SALES CHARGE APPLIES (B) FEES AND EXPENSES REMAIN CONSTANT; (C) THERE ARE NO WITHDRAWALS OF ACCOUNT VALUE DURING THE PERIOD SHOWN; (D) THERE ARE NO TRANSFERS OR OTHER TRANSACTIONS SUBJECT TO A FEE DURING THE PERIOD SHOWN; (E) NO TAX CHARGE APPLIES; AND (F) THE EXPENSES THROUGHOUT THE PERIOD FOR THE UNDERLYING MUTUAL FUND PORTFOLIOS WILL BE THE LOWER OF THE EXPENSES WITHOUT ANY APPLICABLE REIMBURSEMENT OR EXPENSES AFTER ANY APPLICABLE REIMBURSEMENT, AS SHOWN ABOVE IN THE SECTION ENTITLED CONTRACT EXPENSE SUMMARY.

THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF ACTUAL FUTURE EXPENSES OF THE UNDERLYING MUTUAL FUND PORTFOLIOS - ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE SUB-ACCOUNTS ARE REFERRED TO BELOW BY THEIR SPECIFIC NAMES.

     EXAMPLES (AMOUNTS SHOWN ARE ROUNDED TO THE NEAREST DOLLAR)

WHETHER OR NOT YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD OR BEGIN TAKING ANNUITY PAYMENTS AT SUCH TIME, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING 5% ANNUAL RETURN ON ASSETS:

IF YOUR INITIAL PURCHASE PAYMENT IS AT LEAST $50,000 AND AT THE BEGINNING OF EACH ANNUITY YEAR YOUR ACCOUNT VALUE IS $50,000 OR HIGHER, SO THAT THE MAINTENANCE FEE DOES NOT APPLY:

SUB-ACCOUNTS                                           AFTER:
                                              1 YR.    3 YRS.    5 YRS.   10
YRS.

JANCAP GROWTH 2                                $36       $80      $126      $254
LA GROWTH AND INCOME 2                          35        76       120       242
SELIGMAN HENDERSON INTERNATIONAL EQUITY 2       36        81       128       258
SELIGMAN HENDERSON INTERNATIONAL SMALL CAP 2    42        97       155       311
AST MONEY MARKET 2                              31        64        99       197
FED UTILITY INC. 2                              34        74       117       235
FED HIGH YIELD 2                                36        79       125       251
AST PHOENIX BALANCED ASSET 2                    34        74       117       235
AST PHOENIX CAPITAL GROWTH 2                    36        79       125       251
T. ROWE PRICE ASSET ALLOCATION 2                37        82       130       262
T. ROWE PRICE INTERNATIONAL EQUITY 2            42        97       155       311
T. ROWE PRICE NATURAL RESOURCES 2               38        85       135       272
                           (CONTINUIED ON NEXT PAGE)
SUB-ACCOUNTS                                           AFTER:
                                             1 YR.    3 YRS.    5 YRS.   10 YRS.

FOUNDERS CAPITAL APPRECIATION 2                37        83       132       265
INVESCO EQUITY INCOME 2                        36        79       124       250
PIMCO TOTAL RETURN BOND 2                      34        75       118       236
PIMCO LIMITED MATURITY  BOND 2                 35        76       119       240
EAGLE GROWTH EQUITY 2                          37        82       130       262
AST SCUDDER INTERNATIONAL BOND 2               41        95       152       305
BERGER CAPITAL GROWTH 2                        37        82       130       262
AA GROWTH 2                                    33        70       109       219
AA SMALL CAPITALIZATION 2                      34        73       115       231
AA MIDCAP GROWTH 2                             34        73       115       232
AVP SHORT-TERM MULTI-MARKET 2                 $34       $73      $114      $229
AVP GROWTH AND INCOME 2                        33        71       112       225
AVP PREMIER GROWTH 2                           34        73       114       229
AVP U.S. GOVERNMENT/HIGH GRADE 2               34        73       114       229
AVP INTERNATIONAL 2                            34        73       114       229
AVP TOTAL RETURN 2                             34        73       114       229
NB GROWTH 2                                    33        71       112       225
NB LIMITED MATURITY BOND 2                     31        66       103       206
NB BALANCED 2                                  34        73       115       232
NB PARTNERS 2                                  37        83       132       265
SCUDDER BOND 2                                 30        61        95       190
SCUDDER CAPITAL GROWTH 2                       30        61        95       190
SCUDDER BALANCED 2                             32        67       104       209
SCUDDER INTERNATIONAL 2                        35        77       121       243
ASPEN GROWTH 2                                 33        71       111       223
ASPEN AGGRESSIVE GROWTH 2                      35        76       119       240
ASPEN WORLDWIDE GROWTH 2                       36        80       126       254
ASPEN BALANCED 2                               40        92       146       293
ASPEN FLEXIBLE INCOME 2                        34        74       117       235
ASPEN SHORT-TERM BOND 2                        31        64        99       197

IF YOUR INITIAL PURCHASE PAYMENT IS BELOW $50,000 AND AT THE BEGINNING OF EACH ANNUITY YEAR YOUR ACCOUNT VALUE IS BELOW $50,000, SO THAT THE MAINTENANCE FEE
APPLIES:

SUB-ACCOUNTS                                     AFTER:
                                             1 YR.    3 YRS.    5 YRS.   10 YRS.

JANCAP GROWTH 2                               $37       $84      $133      $266
LA GROWTH AND INCOME 2                         36        80       127       254
SELIGMAN HENDERSON INTERNATIONAL EQUITY 2      38        85       135     272
SELIGMAN HENDERSON INTERNATIONAL SMALL CAP 2   43       101       162     324
AST MONEY MARKET 2                             32        68       106       211
FED UTILITY INC. 2                             36        79       124       247
FED HIGH YIELD 2                               37        83       132       264
AST PHOENIX BALANCED ASSET 2                   36        79       124       247
AST PHOENIX CAPITAL GROWTH 2                   37        83       132       264
T. ROWE PRICE ASSET ALLOCATION 2               38        86       137       274
T. ROWE PRICE INTERNATIONAL EQUITY 2           43       101       162       324
T. PRICE PRICE NATRES 2                        39        89       142       284
FOUNDERS CAPITAL APPRECIATION 2                39        88       139       279
INVESCO EQUITY INCOME 2                        37        83       131       263
PIMCO TOTAL RETURN BOND 2                      36        79       125       250
PIMCO LTD. BOND 2                              36        80       126       253
EAGLE GROWTH EQUITY 2                          38        86       137       274
                           (CONTINUED ON NEXT PAGE)
SUB-ACCOUNTS                                     AFTER:
                                   1 YR.    3 YRS.    5 YRS.   10 YRS.

AST SCUDDER INTERNATIONAL BOND 2      43       100       159       317
BERGER CAPITAL GROWTH 2               38        86       137       274
AA GROWTH 2                           34        74       116       233
AA SMALL CAPITALIZATION 2             35        77       122       244
AA MIDCAP GROWTH 2                    35        77       122       245
AVP SHORT-TERM MULTI-MARKET 2         35        77       121       243
AVP GROWTH AND INCOME 2               35        76       119       238
AVP PREMIER GROWTH 2                  35        77       121       243
AVP U.S. GOVERNMENT/HIGH GRADE 2      35        77       121       243
AVP INTERNATIONAL 2                   35        77       121       243
AVP TOTAL RETURN 2                    35        77       121       243
NB GROWTH 2                           35        76       119       239
NB LIMITED MATURITY BOND 2            33        70       110       220
NB BALANCED 2                         35        77       122       245
NB PARTNERS 2                         39        88       139       279
SCUDDER BOND 2                        31        65       102       204
SCUDDER CAPITAL GROWTH 2              31        65       102       204
SCUDDER BALANCED 2                    33        71       111       222
SCUDDER INTERNATIONAL 2               36        81       128       256
ASPEN GROWTH 2                        34        75       118       236
ASPEN AGGRESSIVE GROWTH 2             36        80       126       253
ASPEN WORLDWIDE GROWTH 2              37        84       133       266
ASPEN BALANCED 2                      41        96       153       306
ASPEN FLEXIBLE INCOME 2               36        79       124       249
ASPEN SHORT-TERM BOND 2               32        68       106       211

CONDENSED FINANCIAL INFORMATION: THE UNIT PRICES AND NUMBER OF UNITS IN THE SUB-ACCOUNTS ARE SHOWN BELOW, AS IS YIELD INFORMATION ON THE AST MONEY MARKET 2 SUB-ACCOUNT.

   UNIT PRICES AND NUMBERS OF UNITS: THE FOLLOWING TABLE SHOWS: (A) THE UNIT PRICE AS OF THE DATES SHOWN FOR UNITS IN EACH OF THE CLASS 2 SUB-ACCOUNTS OF SEPARATE ACCOUNT B BEING OFFERED PURSUANT TO THIS PROSPECTUS; AND (B) THE NUMBER OF UNITS OUTSTANDING IN EACH SUB-ACCOUNT AS OF THE DATES SHOWN. THE YEAR IN WHICH OPERATIONS COMMENCED IN EACH SUCH SUB-ACCOUNT IS NOTED IN PARENTHESES. THE PORTFOLIOS IN WHICH A PARTICULAR SUB-ACCOUNT INVESTS MAY OR MAY NOT HAVE COMMENCED OPERATIONS PRIOR TO THE DATE SUCH SUB-ACCOUNT COMMENCED OPERATIONS. THE INITIAL OFFERING PRICE FOR EACH SUB-ACCOUNT WAS $10.00.

NO INFORMATION IS SHOWN BELOW FOR SUB-ACCOUNTS THAT HAD NOT COMMENCED OPERATIONS PRIOR TO JANUARY 1, 1995.

           SUB-ACCOUNT AND THE YEAR SUB-ACCOUNT OPERATIONS COMMENCED


                              LA        SELIGMAN
                              GROWTH    HENDERSON           AST       FEDERATED
                    JANCAP    AND       INTENATIONAL        MONEY     UTILITY
                    GROWTH 2  INCOME 2  EQUITY 2            MARKET 2  INCOME 2
                     (1993)    (1993)    (1993)             (1993)    (1993)

NO. OF UNITS
AS OF 12/31/94     187,924    238,128    199,313            880,903   86,555
AS OF 12/31/93      17,956      9,793     12,521             36,093      467

UNIT PRICE
AS OF 12/31/94       $9.54     $10.21     $10.36             $10.23  $  9.27
AS OF 12/31/93       10.13      10.13      10.23              10.00    10.10


                            AST       AST       T. ROWE           T. ROWE
                  FEDERATED PHOENIX   PHOENIX   PRICE             PRICE
                  HIGH      BALANCED  CAPITAL   ASSET             INTERNATIONAL
                  YIELD 2   ASSET 2   GROWTH 2  ALLOCATION 2      EQUITY 2
                  (1993)    (1993)    (1993)    (1993)            (1993)
NO. OF UNITS
AS OF 12/31/94    122,508   114,927   23,203    74,058            301,423
AS OF 12/31/93                6,185

UNIT PRICE
AS OF 12/31/94 $  9.56      $  9.91  $  9.21   $  9.80           $  9.49
AS OF 12/31/93                10.04


                                     PIMCO               AST
                 FOUNDERS  INVESCO   TOTAL     EAGLE     SCUDDER
                 CAPITAL   EQUITY    RETURN    GROWTH    INTERNATIONAL
                 APPRECIATION 2      INCOME 2  BOND 2    EQUITY 2  BOND 2
                 (1993)    (1993)    (1993)    (1993)    (1993)

NO. OF UNITS
AS OF 12/31/94   96,278    150,719   256,950   1,634     25,171
AS OF 12/31/93

UNIT PRICE
AS OF 12/31/94   $10.69    $  9.62   $  9.62   $  9.87   $  9.61
AS OF 12/31/93


                                                AVP
                  BERGER              AA        AA        SHORT-TERM
                  CAPITAL   AA        SMALL     MIDCAP    MULTI-
                  GROWTH 2  GROWTH  2 CAP 2     GROWTH 2  MARKET 2
                  (1993)    (1993)    (1993)    (1993)    (1993)

NO. OF UNITS
AS OF 12/31/94   3,419     177,825   187,387   61,104    30,330
AS OF 12/31/93               4,589    17,264    3,255

UNIT PRICE
AS OF 12/31/94   $9.95     $10.26    $  9.94   $10.36    $9.21
AS OF 12/31/93              10.25      10.55    10.67


                                     AVP
                 AVP                 U. S.
                 GROWTH    AVP       GOVERNMENT/       AVP          AVP
                 AND       PREMIER   HIGH GRADE        INTER-       TOTAL
                 INCOME 2  GROWTH 2  SECURITIES  2     NATIONAL 2   RETURN 2
                 (1993)    (1993)    (1993)    (       1993)       (1993)

NO. OF UNITS
AS OF 12/31/94   65,886    75,250    85,679           33,633       16,344
AS OF 12/31/93      449     4,437

UNIT PRICE
AS OF 12/31/94   $10.04   $  9.71     $9.46           $10.64        $9.60
AS OF 12/31/93    10.22     10.15


                           NB
                           LIMITED                                 SCUDDER
                 NB        MATURITY  NB                  SCUDDER   CAPITAL
                 GROWTH 2  BOND 2    BALANCED 2          BOND  2   GROWTH 2
                 (1993)    (1993)    (1993)             (1993)    (1993)

NO. OF UNITS
AS OF 12/31/94    76,158    231,497   97,266            75,644      9,998
AS OF 12/31/93     4,425                                   604

UNIT PRICE
AS OF 12/31/94   $  9.59      $9.86    $9.66           $  9.42      $13.31
AS OF 12/31/93     10.24                                 10.03


                                                                      JANUS
                              SCUDDER                   JANUS         WORLD-
               SCUDDER        INTER-        JANUS       AGGRESSIVE    WIDE
                BALANCED  2   NATIONAL 2    GROWTH  2   GROWTH  2     GROWTH  2
               (1993)         (1993)        (1993)      (1993)       (1993)

NO. OF UNITS
AS OF 12/31/94   6,471       122,549        34,594      62,288       22,365
AS OF 12/31/93                                           2,674

UNIT PRICE
AS OF 12/31/94  $ 9.87        $10.60        $10.48      $13.53       $11.91
AS OF 12/31/93                                           11.80


                                          JANUS
                              JANUS       SHORT-
                 JANUS        FLEXIBLE    TERM
                 BALANCED 2   INCOME 2    BOND 2
                 (1993)       (1993)      (1993)

NO. OF UNITS
AS OF 12/31/94    23,225      45,477      43,662
AS OF 12/31/93                 3,334

UNIT PRICE
AS OF 12/31/94     10.65     $  9.83       $9.97
AS OF 12/31/93                 10.06

THE FINANCIAL STATEMENTS OF THE CLASS 2 SUB-ACCOUNTS BEING OFFERED TO YOU THAT WERE AVAILABLE AS INVESTMENT OPTIONS IN 1994 ARE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION.

      YIELDS ON MONEY MARKET SUB-ACCOUNT: SHOWN BELOW ARE THE CURRENT AND EFFECTIVE YIELDS FOR A HYPOTHETICAL CONTRACT. THE YIELD IS CALCULATED BASED ON THE PERFORMANCE OF THE AST MONEY MARKET CLASS 2 SUB-ACCOUNT DURING THE LAST SEVEN DAYS OF THE CALENDAR YEAR ENDING PRIOR TO THE DATE OF THIS PROSPECTUS. AT THE BEGINNING OF THE SEVEN DAY PERIOD, THE HYPOTHETICAL CONTRACT HAD A BALANCE OF ONE UNIT. THE CURRENT AND EFFECTIVE YIELDS REFLECT THE RECURRING CHARGES AGAINST THE SUB-ACCOUNT. PLEASE NOTE THAT CURRENT AND EFFECTIVE YIELD INFORMATION WILL FLUCTUATE. THIS INFORMATION MAY NOT PROVIDE A BASIS FOR
COMPARISONS WITH DEPOSITS IN BANKS OR OTHER INSTITUTIONS WHICH PAY A FIXED YIELD OVER A STATED PERIOD OF TIME, OR WITH INVESTMENT COMPANIES WHICH DO NOT SERVE AS UNDERLYING FUNDS FOR VARIABLE ANNUITIES.

              SUB-ACCOUNT        CURRENT YIELD            EFFECTIVE YIELD
              AST MONEY MARKET     24.90%                    5.02%

INVESTMENT OPTIONS: DURING THE ACCUMULATION PHASE, WE OFFER A NUMBER OF SUB-ACCOUNTS AS INVESTMENT OPTIONS. THESE ARE ALL CLASS 2 SUB-ACCOUNTS OF AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("SEPARATE ACCOUNT B"). EACH OF THESE SUB-ACCOUNTS INVESTS EXCLUSIVELY IN ONE UNDERLYING MUTUAL FUND OR MUTUAL FUNDS PORTFOLIO. THE SUB-ACCOUNTS AND THE UNDERLYING MUTUAL FUND PORTFOLIOS IN WHICH THEY INVEST ARE AS FOLLOWS:

                UNDERLYING MUTUAL FUND:  AMERICAN SKANDIA TRUST

      SUB-ACCOUNT                                          UNDERLYING MUTUAL FUND PORTFOLIO

      JANCAP GROWTH 2                                      JANCAP GROWTH
      LA GROWTH AND INCOME 2                               LORD ABBETT GROWTH AND INCOME
      SELIGMAN   HENDERSON   INTERNATIONAL  EQUITY  2      SELIGMAN   HENDERSON INTERNATIONAL GROWTH
      SELIGMAN  HENDERSON  INTERNATIONAL  SMALL  CAP  2    SELIGMAN  HENDERSON INTERNATIONAL SMALL CAP
      AST MONEY MARKET 2                                   AST MONEY MARKET
      FED UTILITY INC. 2                                   FEDERATED UTILITY INCOME
      FED HIGH YIELD 2                                     FEDERATED HIGH YIELD
      AST PHOENIX BALANCED ASSET 2                         AST PHOENIX BALANCED ASSET
      AST PHOENIX CAPITAL GROWTH 2                         AST PHOENIX CAPITAL GROWTH
      T. ROWE PRICE ASSET ALLOCATION 2                     T. ROWE PRICE ASSET ALLOCATION
      T.  ROWE  PRICE  INTERNATIONAL EQUITY 2              T. ROWE  PRICE INTERNATIONAL EQUITY
      T. ROWE PRICE NATURAL RESOURCES 2                    T. ROWE PRICE NATURAL RESOURCES
      FOUNDERS CAPITAL APPRECIATION 2                      FOUNDERS CAPITAL APPRECIATION
      INVESCO EQUITY INCOME 2                              INVESCO EQUITY INCOME
      PIMCO TOTAL RETURN BOND 2                            PIMCO TOTAL RETURN BOND
      PIMCO LIMITED MATURITY BOND 2                        PIMCO LIMITED MATURITY BOND
      EAGLE GROWTH EQUITY 2                                EAGLE GROWTH EQUITY
      AST SCUDDER INTERNATIONAL BOND 2                     AST SCUDDER INTERNATIONAL BOND
      BERGER CAPITAL GROWTH 2                              BERGER CAPITAL GROWTH

               UNDERLYING MUTUAL FUND:  THE ALGER AMERICAN FUND

          SUB-ACCOUNT                 UNDERLYING MUTUAL FUND PORTFOLIO

          AA GROWTH 2                                 GROWTH PORTFOLIO
          AA SMALL CAPITALIZATION 2               SMALL CAPITALIZATION
          AA MIDCAP GROWTH 2                             MIDCAP GROWTH

     UNDERLYING MUTUAL FUND:  ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

       SUB-ACCOUNT                 UNDERLYING MUTUAL FUND PORTFOLIO

       AVP SHORT-TERM MULTI-MARKET 2        SHORT-TERM MULTI-MARKET
       AVP GROWTH AND INCOME 2                    GROWTH AND INCOME
       AVP PREMIER GROWTH 2                          PREMIER GROWTH
       AVP U.S. GOVERNMENT/HIGH GRADE 2   U.S. GOVERNMENT/HIGH GRADE SECURITIES
       AVP INTERNATIONAL 2                            INTERNATIONAL
       AVP TOTAL RETURN 2                              TOTAL RETURN

                  UNDERLYING MUTUAL FUND:  NEUBERGER & BERMAN
                           ADVISERS MANAGEMENT TRUST

          SUB-ACCOUNT                 UNDERLYING MUTUAL FUND PORTFOLIO

          NB GROWTH 2                                           GROWTH
          NB LIMITED MATURITY BOND 2             LIMITED MATURITY BOND
          NB BALANCED 2                                       BALANCED
          NB PARTNERS 2                                       PARTNERS

                UNDERLYING MUTUAL FUND:  SCUDDER VARIABLE LIFE
                                INVESTMENT FUND

          SUB-ACCOUNT                 UNDERLYING MUTUAL FUND PORTFOLIO

          SCUDDER BOND 2                                          BOND
          SCUDDER CAPITAL GROWTH 2                      CAPITAL GROWTH
          SCUDDER BALANCED 2                                  BALANCED
          SCUDDER INTERNATIONAL 2                        INTERNATIONAL

                  UNDERLYING MUTUAL FUND:  JANUS ASPEN SERIES

          SUB-ACCOUNT                 UNDERLYING MUTUAL FUND PORTFOLIO

          ASPEN GROWTH 2                                        GROWTH
          ASPEN AGGRESSIVE GROWTH 2                  AGGRESSIVE GROWTH
          ASPEN WORLDWIDE GROWTH 2                    WORLDWIDE GROWTH
          ASPEN BALANCED 2                                    BALANCED
          ASPEN FLEXIBLE INCOME 2                      FLEXIBLE INCOME
          ASPEN SHORT-TERM BOND 2                      SHORT-TERM BOND

AS  OF  THE  DATE  OF  THIS  PROSPECTUS, WE ARE IN THE  PROCESS  OF  REQUESTING
EXEMPTIVE RELIEF FROM THE SECURITIES AND EXCHANGE COMMISSION ("SEC") TO SUBSTITUTE ALTERNATIVE SUB-ACCOUNTS AND THEIR UNDERLYING MUTUAL FUND PORTFOLIOS ("SUBSTITUTED OPTIONS") FOR CERTAIN SUB-ACCOUNTS AND THEIR UNDERLYING MUTUAL FUND PORTFOLIOS THAT WE PROPOSE TO CEASE OFFERING AS INVESTMENT OPTIONS UNDER THE ANNUITY ("ELIMINATED OPTIONS"). YOU WILL RECEIVE PRIOR NOTIFICATION REGARDING THE DETAILS OF SUCH SUBSTITUTION. THE VARIABLE OPTIONS EXPECTED TO BE ELIMINATED AND THE VARIABLE OPTIONS EXPECTED TO BE THE SUBSTITUTED OPTIONS ARE AS FOLLOWS:

       ELIMINATED OPTIONS:                     SUBSTITUTED OPTIONS:

       ALLIANCE SHORT-TERM MULTI-MARKET                PIMCO LIMITED MATURITY BOND
       ALLIANCE PREMIER GROWTH                         ALGER GROWTH
       ALLIANCE GROWTH & INCOME                        LORD ABBETT GROWTH AND INCOME
       ALLIANCE U.S. GOVERNMENT/HIGH GRADE SECURITIES  PIMCO LIMITED MATURITY BOND
       ALLIANCE TOTAL RETURN                           AST PHOENIX BALANCED ASSET
       ALLIANCE INTERNATIONAL                          SELIGMAN HENDERSON INTERNATIONAL EQUITY
       NEUBERGER & BERMAN AMT GROWTH                   NEUBERGER & BERMAN AMT PARTNERS
       NEUBERGER & BERMAN AMT BALANCED                 AST PHOENIX BALANCED ASSET
       NEUBERGER  & BERMAN AMT LIMITED MATURITY BOND   PIMCO LIMITED  MATURITY BOND
       SCUDDER BOND                                    PIMCO TOTAL RETURN BOND
       SCUDDER CAPITAL GROWTH                          ALGER GROWTH
       SCUDDER BALANCED                                AST PHOENIX BALANCED ASSET
       SCUDDER INTERNATIONAL                           SELIGMAN HENDERSON INTERNATIONAL EQUITY
       JANUS ASPEN GROWTH                              AST JANCAP GROWTH
       JANUS ASPEN AGGRESSIVE GROWTH                   ALGER GROWTH
       JANUS ASPEN WORLDWIDE GROWTH                    SELIGMAN HENDERSON INTERNATIONAL EQUITY
       JANUS ASPEN BALANCED                            AST PHOENIX BALANCED ASSET
       JANUS ASPEN FLEXIBLE INCOME                     PIMCO TOTAL RETURN BOND
       JANUS ASPEN SHORT-TERM BOND                     PIMCO LIMITED MATURITY BOND
       AST EAGLE GROWTH EQUITY                         ALGER GROWTH
       AST PHOENIX CAPITAL GROWTH                      ALGER GROWTH

IN THE EXEMPTIVE APPLICATION FILED WITH THE SEC WE ARE SEEKING PERMISSION TO ALLOW TRANSFERS FROM ELIMINATED OPTIONS TO ANY OTHER INVESTMENT OPTIONS AVAILABLE UNDER THE ANNUITY FOR A PERIOD OF 30 DAYS PRIOR TO ANY SUBSTITUTION WITHOUT THE IMPOSITION OF ANY TRANSFER FEE. SUCH TRANSFERS WOULD NOT COUNT IN DETERMINING WHETHER THE TWELVE FREE TRANSFERS HAVE BEEN EXCEEDED.

THE PROPOSED SUBSTITUTION OF THE SUBSTITUTED OPTIONS FOR THE ELIMINATED OPTIONS LIKEWISE WOULD NOT IMPOSE A TRANSFER FEE NOR COUNT IN DETERMINING WHETHER THE TWELVE FREE TRANSFERS HAVE BEEN EXCEEDED. THE PROPOSED SUBSTITUTION WILL NOT AFFECT YOUR RIGHTS OR OUR OBLIGATIONS UNDER THE ANNUITY.

THE TERMS, CONDITIONS AND SCOPE OF ANY ORDER GRANTING, IN WHOLE OR PART, SUCH REQUESTED EXEMPTIVE RELIEF, MAY VARY FROM SUCH REQUEST. APPLICANTS HAVE THE RIGHT, AMONG OTHER THINGS, TO AMEND THEIR REQUEST FOR EXEMPTIVE RELIEF AS TO ANY PORTFOLIOS.

WE MAY MAKE OTHER UNDERLYING MUTUAL FUND PORTFOLIOS AVAILABLE BY CREATING NEW SUB-ACCOUNTS. ADDITIONALLY, NEW PORTFOLIOS MAY BE MADE AVAILABLE BY THE CREATION OF NEW SUB-ACCOUNTS FROM TIME TO TIME. SUCH A NEW PORTFOLIO OF AN UNDERLYING MUTUAL FUND WILL BE DISCLOSED IN ITS PROSPECTUS. HOWEVER, ADDITION OF A PORTFOLIO IN AN UNDERLYING MUTUAL FUND DOES NOT REQUIRE US TO CREATE A NEW SUB-ACCOUNT TO INVEST IN THAT PORTFOLIO. WE MAY TAKE OTHER ACTIONS IN RELATION TO THE SUB-ACCOUNTS AND/OR SEPARATE ACCOUNT B (SEE "MODIFICATIONS").

EACH UNDERLYING MUTUAL FUND IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT") AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. EACH UNDERLYING MUTUAL FUND MAY OR MAY NOT BE DIVERSIFIED AS DEFINED IN THE 1940 ACT. AS OF THE DATE OF THIS PROSPECTUS, THE PORTFOLIOS IN WHICH SUB-ACCOUNTS OFFERED PURSUANT TO THIS PROSPECTUS INVEST ARE THOSE SHOWN ABOVE. CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS. A SUMMARY OF THE INVESTMENT OBJECTIVES OF SUCH UNDERLYING MUTUAL FUND PORTFOLIOS IS FOUND IN APPENDIX A. THE TRUSTEES OR DIRECTORS, AS APPLICABLE, OF AN UNDERLYING MUTUAL FUND MAY ADD, ELIMINATE OR SUBSTITUTE PORTFOLIOS FROM TIME TO TIME. GENERALLY, EACH PORTFOLIO ISSUES A SEPARATE CLASS OF SHARES. AS OF THE DATE OF THIS PROSPECTUS, SHARES OF THE UNDERLYING MUTUAL FUND PORTFOLIOS ARE AVAILABLE ONLY TO SEPARATE ACCOUNTS OF LIFE INSURANCE COMPANIES OFFERING VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE PRODUCTS. HOWEVER, THE SHARES MAY BE MADE AVAILABLE, SUBJECT TO OBTAINING ALL REQUIRED REGULATORY APPROVALS, FOR DIRECT PURCHASE BY VARIOUS PENSION AND RETIREMENT SAVINGS PLANS THAT QUALITY FOR PREFERENTIAL TAX TREATMENT UNDER THE CODE.

THE INVESTMENT OBJECTIVES, POLICIES, CHARGES, OPERATIONS, THE ATTENDANT RISKS AND OTHER DETAILS PERTAINING TO EACH UNDERLYING MUTUAL FUND PORTFOLIO ARE DESCRIBED IN THE PROSPECTUS OF EACH UNDERLYING MUTUAL FUND AND THE STATEMENT OF ADDITIONAL INFORMATION FOR SUCH UNDERLYING MUTUAL FUND. ALSO INCLUDED IN SUCH INFORMATION IS THE INVESTMENT POLICY OF EACH MUTUAL FUND PORTFOLIO REGARDING THE ACCEPTABLE RATINGS BY RECOGNIZED RATING SERVICES FOR BONDS AND OTHER DEBT OBLIGATIONS. THERE CAN BE NO GUARANTEE THAT ANY UNDERLYING MUTUAL FUND PORTFOLIO WILL MEET ITS INVESTMENT OBJECTIVE.

SHARES OF THE UNDERLYING MUTUAL FUND PORTFOLIOS MAY BE AVAILABLE TO VARIABLE LIFE INSURANCE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF OTHER INSURANCE COMPANIES. POSSIBLE CONSEQUENCES OF THIS MULTIPLE AVAILABILITY ARE DISCUSSED IN THE SUBSECTION ENTITLED RESOLVING MATERIAL CONFLICTS.

THE PROSPECTUS FOR ANY UNDERLYING MUTUAL FUND OR FUNDS BEING CONSIDERED BY YOU SHOULD BE READ IN CONJUNCTION HEREWITH. A COPY OF EACH PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM US BY CALLING CONCIERGE DESK, 1-800-752-6342 OR WRITING P.O. BOX 883, ATTENTION: CONCIERGE DESK, SHELTON, CONNECTICUT, 06484-0883.

INVESTMENT ALLOCATION SERVICES: THE ANNUITY WAS DESIGNED TO BE USED WITH INVESTMENT ALLOCATION SERVICES PROVIDED BY AN ADVISOR. FROM THE DATE OF THE INITIAL OFFERING ON NOVEMBER 16, 1993 UNTIL JULY 1, 1994 A 1.00% INVESTMENT ALLOCATION SERVICES CHARGE WAS ASSESSED AGAINST THE SUB-ACCOUNTS. AS OF JULY 1, 1994 THE INVESTMENT ALLOCATION SERVICES CHARGE IS NO LONGER ASSESSED. IT MAY STILL SUIT YOUR NEEDS TO ENGAGE AN ADVISOR FOR INVESTMENT ALLOCATION SERVICES IN RELATION TO THE ANNUITY. ANY ARRANGEMENTS FOR COMPENSATION FOR SUCH SERVICES IS EXCLUSIVELY YOUR RESPONSIBILITY. IN CERTAIN SITUATIONS YOU MAY BE SUBJECT TO INCOME TAXES AND PENALTIES FOR WITHDRAWALS FROM YOUR ACCOUNT VALUE TO PAY ADVISORY FEES. YOU MAY ALSO PAY YOUR ADVISOR FROM SOURCES OTHER THAN THE ANNUITY. HOWEVER, WE WILL ACCOMMODATE REQUESTS BY OWNERS TO PAY OVER PARTIAL WITHDRAWALS TO ADVISORS THAT PROVIDE INVESTMENT ALLOCATION SERVICES, SUBJECT TO OUR RULES AND REQUIREMENTS.

WE TREAT PARTIAL WITHDRAWALS AS TAXABLE DISTRIBUTIONS UNLESS: (A) YOUR ANNUITY IS BEING USED IN CONJUNCTION WITH WHAT IS DESIGNED TO BE A "QUALIFIED" RETIREMENT PLAN (PLANS DESIGNED TO MEET THE REQUIREMENT OF SECTIONS 401, 403 OR 408 OF THE CODE); AND (B) IN RELATION TO PLANS PURSUANT TO SECTIONS 403 OR 408, YOU AND YOUR ADVISOR PROVIDE REPRESENTATIONS IN WRITING TO US LIMITING THE SOURCE OF THE ADVISOR'S COMPENSATION TO THE ASSETS OF AN APPLICABLE QUALIFIED RETIREMENT PLAN, AND MAKING CERTAIN OTHER REPRESENTATIONS.

OPERATIONS OF THE SEPARATE ACCOUNT: IN THE ACCUMULATION PHASE, ASSETS SUPPORTING ACCOUNT VALUES ARE HELD IN OUR SEPARATE ACCOUNT B ESTABLISHED UNDER THE LAWS OF THE STATE OF CONNECTICUT. SEPARATE ACCOUNT B CONSISTS OF MULTIPLE SUB-ACCOUNTS. IN THE PAYOUT PHASE, ASSETS SUPPORTING FIXED ANNUITY PAYMENTS AND ANY ADJUSTABLE ANNUITY PAYMENTS WE MAKE AVAILABLE ARE HELD IN OUR GENERAL ACCOUNT.

WE ARE THE LEGAL OWNER OF ASSETS IN THE SEPARATE ACCOUNT. INCOME, GAINS AND LOSSES, WHETHER OR NOT REALIZED, FROM ASSETS ALLOCATED TO THE SEPARATE ACCOUNT, ARE CREDITED TO OR CHARGED AGAINST SUCH SEPARATE ACCOUNT IN ACCORDANCE WITH THE TERMS OF THE ANNUITIES SUPPORTED BY SUCH ASSETS WITHOUT REGARD TO OUR OTHER INCOME, GAINS OR LOSSES OR TO THE INCOME, GAINS OR LOSSES IN ANY OTHER OF OUR SEPARATE ACCOUNTS. WE WILL MAINTAIN ASSETS IN THE SEPARATE ACCOUNT WITH A TOTAL MARKET VALUE AT LEAST EQUAL TO THE RESERVE AND OTHER LIABILITIES WE MUST MAINTAIN IN RELATION TO THE ANNUITY OBLIGATIONS SUPPORTED BY SUCH ASSETS. THESE ASSETS MAY ONLY BE CHARGED WITH LIABILITIES WHICH ARISE FROM SUCH ANNUITIES. THIS MAY INCLUDE ANNUITIES OFFERED PURSUANT TO THIS PROSPECTUS OR CERTAIN OTHER ANNUITIES WE MAY OFFER. THE INVESTMENTS MADE BY THE SEPARATE ACCOUNT ARE SUBJECT TO THE REQUIREMENTS OF APPLICABLE STATE LAWS.

THE SUB-ACCOUNTS OFFERED PURSUANT TO THIS PROSPECTUS ARE ALL CLASS 2 SUB-ACCOUNTS OF SEPARATE ACCOUNT B. EACH CLASS OF SUB-ACCOUNTS IN SEPARATE ACCOUNT B HAS A DIFFERENT LEVEL OF CHARGES ASSESSED AGAINST SUCH SUB-ACCOUNTS. AS OF THE DATE OF THIS PROSPECTUS, ONLY THE ANNUITIES OFFERED PURSUANT TO THIS PROSPECTUS ARE TO MAINTAIN ASSETS IN CLASS 2 SUB-ACCOUNTS. WE MAY OFFER ADDITIONAL ANNUITIES THAT MAINTAIN ASSETS IN CLASS 2 SUB-ACCOUNTS.

THE AMOUNT OF OUR OBLIGATIONS IN RELATION TO ALLOCATIONS TO THE SUB-ACCOUNTS ARE BASED ON THE INVESTMENT PERFORMANCE OF SUCH SUB-ACCOUNTS. HOWEVER, THE OBLIGATIONS THEMSELVES ARE OUR GENERAL CORPORATE OBLIGATIONS.

SEPARATE ACCOUNT B CLASS 2 SUB-ACCOUNTS ARE REGISTERED WITH THE SEC UNDER THE 1940 ACT (THE "1940 ACT") AS A UNIT INVESTMENT TRUST, WHICH IS A TYPE OF INVESTMENT COMPANY. THIS DOES NOT INVOLVE ANY SUPERVISION BY THE SEC OF THE INVESTMENT POLICIES, MANAGEMENT OR PRACTICES OF SEPARATE ACCOUNT B. EACH SUB-ACCOUNT INVESTS ONLY IN A SINGLE UNDERLYING MUTUAL FUND OR MUTUAL FUND PORTFOLIO. SOME OF THE CLASS 2 SUB-ACCOUNTS MAY INVEST IN UNDERLYING MUTUAL FUNDS OR UNDERLYING MUTUAL FUND PORTFOLIOS IN WHICH SUB-ACCOUNTS IN OTHER CLASSES OF SEPARATE ACCOUNT B INVEST. YOU WILL FIND ADDITIONAL INFORMATION ABOUT THE UNDERLYING MUTUAL FUND PORTFOLIOS IN THE PROSPECTUSES FOR SUCH FUNDS. PORTFOLIOS ADDED TO AN UNDERLYING MUTUAL FUND MAY OR MAY NOT BE OFFERED THROUGH ADDED SUB-ACCOUNTS.

SUB-ACCOUNTS ARE PERMITTED TO INVEST IN UNDERLYING MUTUAL FUNDS OR PORTFOLIOS THAT WE CONSIDER SUITABLE. WE ALSO RESERVE THE RIGHT TO ADD SUB-ACCOUNTS, ELIMINATE SUB-ACCOUNTS, TO COMBINE SUB-ACCOUNTS, OR TO SUBSTITUTE UNDERLYING MUTUAL FUNDS OR PORTFOLIOS OF UNDERLYING MUTUAL FUNDS.

VALUES AND BENEFITS BASED ON ALLOCATIONS TO THE SUB-ACCOUNTS WILL VARY WITH THE INVESTMENT PERFORMANCE OF THE UNDERLYING MUTUAL FUND PORTFOLIOS. WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF ANY SUB-ACCOUNT. THERE IS NO ASSURANCE THAT THE ACCOUNT VALUE ALLOCATED TO THE SUB-ACCOUNTS WILL EQUAL THE AMOUNTS ALLOCATED TO THE SUB-ACCOUNTS AS OF ANY TIME OTHER THAN THE VALUATION PERIOD OF SUCH ALLOCATION. YOU BEAR THE ENTIRE INVESTMENT RISK.

INSURANCE ASPECTS OF THE ANNUITY: AS AN INSURANCE COMPANY WE BEAR THE INSURANCE RISK INHERENT IN THE ANNUITY. THIS INCLUDES: (A) THE RISKS THAT MORTALITY AND EXPENSES EXCEED OUR EXPECTATIONS; AND (B) THE INVESTMENT AND RE-INVESTMENT RISKS IN RELATION TO THE ASSETS SUPPORTING FIXED AND ADJUSTABLE ANNUITY OBLIGATIONS. WE ARE SUBJECT TO REGULATION THAT REQUIRES RESERVING AND OTHER PRACTICES IN A MANNER THAT MINIMIZES THE INSURANCE RISK.


CHARGES ASSESSABLE AGAINST THE ANNUITY: THE ANNUITY CHARGES WHICH ARE ASSESSED OR MAY BE ASSESSABLE UNDER CERTAIN CIRCUMSTANCES ARE: (A) THE SALES CHARGE; (B) THE MAINTENANCE FEE; (C) A CHARGE FOR TAXES; AND (D) A TRANSFER FEE. THESE CHARGES ARE ALLOCATED ACCORDING TO OUR RULES. CHARGES ARE ALSO ASSESSED
AGAINST THE SUB-ACCOUNTS AND THE UNDERLYING MUTUAL FUND PORTFOLIOS. WE ALSO MAY CHARGE YOU FOR SPECIAL SERVICES, SUCH AS DOLLAR COST AVERAGING, SYSTEMATIC WITHDRAWALS, MINIMUM DISTRIBUTIONS, AND ADDITIONAL REPORTS. AS OF THE DATE OF THIS PROSPECTUS, WE DO NOT CHARGE YOU FOR ANY SPECIAL SERVICES.

      SALES CHARGE: WE MAY ASSESS A SALES CHARGE ON CERTAIN ANNUITY PLANS. WE MAY OFFER VARIOUS ANNUITY PLANS WHICH DIFFER AS TO BOTH THE SALES CHARGE AND THE SPECIFIED INTEREST RATE APPLICABLE TO THE MINIMUM DEATH BENEFIT (SEE DEATH BENEFIT). THE SALES CHARGE AND SPECIFIED INTEREST RATE APPLICABLE TO THE MINIMUM DEATH BENEFIT FOR THE ANNUITY PLAN BEING OFFERED TO YOU IS SPECIFIED ON THE PAGE OF THIS PROSPECTUS IMMEDIATELY PRECEDING THE TABLE OF CONTENTS. THE MAXIMUM CHARGE IS 1.50% OF EACH PURCHASE PAYMENT.

FROM TIME TO TIME WE MAY REDUCE THE AMOUNT OF ANY SALES CHARGE WHEN ANNUITIES ON A PARTICULAR ANNUITY PLAN ARE SOLD TO INDIVIDUALS OR A GROUP OF INDIVIDUALS IN A MANNER THAT REDUCES SALES EXPENSES. WE WOULD CONSIDER SUCH FACTORS AS:
(A) THE SIZE AND TYPE OF GROUP; (B) THE AMOUNT OF PURCHASE PAYMENTS; (C) PRESENT OWNERS MAKING ADDITIONAL PURCHASE PAYMENTS; AND/OR (D) OTHER TRANSACTIONS WHERE SALES EXPENSES ARE LIKELY TO BE REDUCED.

NO SALES CHARGE IS IMPOSED WHEN ANY GROUP ANNUITY CONTRACT OR ANY ANNUITY ISSUED PURSUANT TO THIS PROSPECTUS IS OWNED ON ITS ISSUE DATE BY: (A) ANY
PARENT COMPANY, AFFILIATE OR SUBSIDIARY OF OURS; (B) AN OFFICER, DIRECTOR, EMPLOYEE, RETIREE, SALES REPRESENTATIVE, OR IN THE CASE OF AN AFFILIATED BROKER-DEALER, REGISTERED REPRESENTATIVE OF SUCH COMPANY; (C) A DIRECTOR OR TRUSTEE OF ANY UNDERLYING MUTUAL FUND; (D) A DIRECTOR, OFFICER OR EMPLOYEE OF ANY
INVESTMENT MANAGER OR SUB-ADVISOR PROVIDING INVESTMENT MANAGEMENT AND/OR ADVISORY SERVICES TO AN UNDERLYING MUTUAL FUND OR ANY AFFILIATE OF SUCH INVESTMENT MANAGER OR SUB-ADVISOR; (E) A DIRECTOR, OFFICER, EMPLOYEE OR REGISTERED REPRESENTATIVE OF A BROKER-DEALER THAT HAS A THEN CURRENT SELLING AGREEMENT WITH AMERICAN SKANDIA MARKETING, INCORPORATED, FORMERLY SKANDIA LIFE EQUITY SALES CORPORATION; (F) THE THEN CURRENT SPOUSE OF ANY SUCH PERSON NOTED IN (B) THROUGH (E), ABOVE; AND (G) PARENTS OF ANY SUCH PERSON NOTED IN (B) THROUGH (E) ABOVE; AND (H) SUCH PERSON'S CHILD OR OTHER LEGAL DEPENDENT UNDER THE AGE OF 21;

ANY ELIMINATION OF THE SALES CHARGE OR ANY REDUCTION TO THE AMOUNT OF SUCH CHARGES WILL NOT DISCRIMINATE UNFAIRLY BETWEEN ANNUITY PURCHASERS. WE WILL NOT MAKE ANY CHANGES TO THIS CHARGE WHERE PROHIBITED BY LAW.

      MAINTENANCE FEE: A MAINTENANCE FEE EQUALLING THE LESSER OF $35 OR 2% MAY BE ASSESSED AGAINST: (A) THE INITIAL PURCHASE PAYMENT; AND (B) EACH ANNUITY YEAR AFTER THE FIRST, THE ACCOUNT VALUE. IT APPLIES TO THE INITIAL PURCHASE PAYMENT ONLY IF LESS THAN $50,000. IT IS ASSESSED AS OF THE FIRST VALUATION PERIOD OF EACH ANNUITY YEAR AFTER THE FIRST ONLY IF, AT THAT TIME, THE ACCOUNT VALUE OF THE ANNUITY IS LESS THAN $50,000. CERTAIN REPRESENTATIONS REGARDING THE MAINTENANCE FEE ARE FOUND IN THE SECTION ENTITLED ADMINISTRATION CHARGE.

      TAX CHARGES: IN SEVERAL STATES A TAX IS PAYABLE. WE WILL DEDUCT THE AMOUNT OF TAX PAYABLE, IF ANY, FROM YOUR PURCHASE PAYMENTS IF THE TAX IS THEN INCURRED OR FROM YOUR ACCOUNT VALUE WHEN APPLIED UNDER AN ANNUITY OPTION IF THE TAX IS INCURRED AT THAT TIME. THE AMOUNT OF THE TAX VARIES FROM JURISDICTION TO JURISDICTION. IT MAY ALSO VARY DEPENDING ON WHETHER THE ANNUITY QUALIFIES FOR CERTAIN TREATMENT UNDER THE CODE. IN EACH JURISDICTION, THE STATE LEGISLATURE MAY CHANGE THE AMOUNT OF ANY CURRENT TAX, MAY DECIDE TO IMPOSE THE TAX, ELIMINATE IT, OR CHANGE THE TIME IT BECOMES PAYABLE. IN THOSE JURISDICTIONS IMPOSING SUCH A TAX, THE TAX RATES CURRENTLY IN EFFECT RANGE UP TO 3 1/2%. IN ADDITION TO STATE TAXES, LOCAL TAXES MAY ALSO APPLY. THE AMOUNTS OF THESE TAXES MAY EXCEED THOSE FOR STATE TAXES.

     TRANSFER FEE: WE CHARGE $10.00 FOR EACH TRANSFER AFTER THE TWELFTH IN ANY ANNUITY YEAR.

      ALLOCATION OF ANNUITY CHARGES: ANY APPLICABLE SALES CHARGE IS DEDUCTED FROM EACH PURCHASE PAYMENT. THE TRANSFER FEE IS ASSESSED AGAINST THE SUB-ACCOUNTS IN WHICH YOU MAINTAIN ACCOUNT VALUE IMMEDIATELY SUBSEQUENT TO SUCH TRANSFER. THE TRANSFER FEE IS ALLOCATED ON A PRO-RATA BASIS IN RELATION TO THE ACCOUNT VALUES IN SUCH SUB-ACCOUNTS AS OF THE VALUATION PERIOD FOR WHICH WE PRICE THE APPLICABLE TRANSFER. TAX CHARGES ARE ASSESSED AGAINST THE ENTIRE PURCHASE PAYMENT OR ACCOUNT VALUE AS APPLICABLE. THE INITIAL MAINTENANCE FEE, IF APPLICABLE, IS ASSESSED AGAINST THE INITIAL PURCHASE PAYMENT. AFTER THE FIRST ANNUITY YEAR, ANY APPLICABLE MAINTENANCE FEE IS ASSESSED AGAINST THE SUB-ACCOUNTS ON A PRO-RATA BASIS IN RELATION TO THE ACCOUNT VALUES IN EACH SUB-ACCOUNT AS OF THE VALUATION PERIOD FOR WHICH WE PRICE THE FEE.

CHARGES ASSESSED AGAINST THE ASSETS: THERE ARE CHARGES ASSESSED AGAINST ASSETS IN THE SUB-ACCOUNTS. THESE CHARGES ARE DESCRIBED BELOW. NO CHARGES ARE DEDUCTED FROM ASSETS SUPPORTING FIXED OR ADJUSTABLE ANNUITY PAYMENTS. THE FACTORS WE USE IN DETERMINING FIXED OR ADJUSTABLE ANNUITY PAYMENTS INCLUDE, BUT ARE NOT LIMITED TO, OUR EXPECTED INVESTMENT RETURNS, COSTS, RISKS AND PROFIT TARGETS. WE RESERVE THE RIGHT TO ASSESS A CHARGE AGAINST THE SUB-ACCOUNTS EQUAL TO ANY TAXES WHICH MAY BE IMPOSED UPON THE SUB-ACCOUNTS.

      ADMINISTRATION CHARGE: WE ASSESS EACH CLASS 2 SUB-ACCOUNT, ON A DAILY BASIS, AN ADMINISTRATION CHARGE. THE CHARGE IS 0.25% PER YEAR OF THE AVERAGE DAILY TOTAL VALUE OF SUCH SUB-ACCOUNT.

WE ASSESS THE ADMINISTRATION CHARGE AND THE MAINTENANCE FEE DESCRIBED ABOVE AT AMOUNTS WE BELIEVE NECESSARY TO RECOVER THE ACTUAL COSTS OF SETTING-UP, MAINTAINING AND ADMINISTERING THE ACCOUNT VALUES ALLOCATED TO THE CLASS 2 SUB-ACCOUNTS AND SEPARATE ACCOUNT B ITSELF. THE ADMINISTRATION CHARGE AND MAINTENANCE FEE CAN BE INCREASED ONLY FOR ANNUITIES ISSUED SUBSEQUENT TO THE EFFECTIVE DATE OF ANY SUCH CHANGE.

A RELATIONSHIP DOES NOT NECESSARILY EXIST BETWEEN THE PORTION OF THE ADMINISTRATION CHARGE AND THE MAINTENANCE FEE ATTRIBUTABLE TO A PARTICULAR ANNUITY AND THE EXPENSES ATTRIBUTABLE TO THAT ANNUITY. WE ALLOCATE COSTS PRO-RATA BETWEEN CLASSES IN SEPARATE ACCOUNT B IN PROPORTION TO THE ASSETS IN THE VARIOUS CLASSES. TYPES OF EXPENSES WHICH MIGHT BE INCURRED INCLUDE, BUT ARE NOT NECESSARILY LIMITED TO, THE EXPENSES OF: (A) DEVELOPING AND MAINTAINING A COMPUTER SUPPORT SYSTEM FOR ADMINISTERING THE ACCOUNT VALUES IN THE SUB-ACCOUNTS AND SEPARATE ACCOUNT B ITSELF; (B) PREPARING AND DELIVERING CONFIRMATIONS AND QUARTERLY STATEMENTS; (C) PROCESSING TRANSFER, WITHDRAWAL AND SURRENDER REQUESTS; (D) RESPONDING TO OWNER INQUIRIES; (E) RECONCILING AND DEPOSITING CASH RECEIPTS; (F) CALCULATING AND MONITORING DAILY VALUES OF EACH SUB-ACCOUNT; (G) REPORTING FOR THE SUB-ACCOUNTS, INCLUDING QUARTERLY, SEMI-ANNUAL AND ANNUAL REPORTS; (H) MAILING AND TABULATION OF SHAREHOLDER PROXY SOLICITATIONS; AND (I) SUPPORTING VARIOUS INVESTMENT ALLOCATION PROGRAMS THAT WE EXPECT MAY BE IMPLEMENTED BY ADVISORS ENGAGED BY OWNERS, SUCH AS ASSET ALLOCATION, REBALANCING, MARKET TIMING AND SIMILAR PROGRAMS.

FROM TIME TO TIME WE MAY REDUCE THE AMOUNT OF THE MAINTENANCE FEE AND/OR THE ADMINISTRATION CHARGE. WE MAY DO SO WHEN ANNUITIES ARE SOLD TO INDIVIDUALS OR A GROUP OF INDIVIDUALS IN A MANNER THAT REDUCES MAINTENANCE AND/OR ADMINISTRATIVE EXPENSES. WE WOULD CONSIDER SUCH FACTORS AS: (A) THE SIZE AND TYPE OF GROUP; (B) THE NUMBER OF ANNUITIES PURCHASED BY AN OWNER; (C) THE AMOUNT OF PURCHASE PAYMENTS; AND/OR (D) OTHER TRANSACTIONS WHERE MAINTENANCE AND/OR ADMINISTRATION EXPENSES ARE LIKELY TO BE REDUCED.

ANY ELIMINATION OF THE MAINTENANCE FEE AND/OR THE ADMINISTRATION CHARGE OR ANY REDUCTION OF SUCH CHARGES WILL NOT DISCRIMINATE UNFAIRLY BETWEEN ANNUITY PURCHASERS. WE WILL NOT MAKE ANY CHANGES TO THESE CHARGES WHERE PROHIBITED BY LAW.

     MORTALITY AND EXPENSE RISK CHARGES: THE MORTALITY RISK CHARGE FOR CLASS 2 SUB-ACCOUNTS IS 0.30% PER YEAR AND THE EXPENSE RISK CHARGE FOR SUCH SUB-ACCOUNTS IS 0.35% PER YEAR. THESE CHARGES ARE ASSESSED IN COMBINATION EACH DAY AGAINST EACH SUB-ACCOUNT AT THE RATE OF 0.65% PER YEAR OF THE AVERAGE DAILY TOTAL VALUE OF EACH SUB-ACCOUNT.

WITH  RESPECT  TO  THE  MORTALITY RISK CHARGE, WE  ASSUME  THE  RISK  THAT  THE
MORTALITY EXPERIENCE UNDER THE ANNUITIES MAY BE LESS FAVORABLE THAN OUR ASSUMPTIONS. THIS COULD ARISE FOR A NUMBER OF REASONS, SUCH AS WHEN PERSONS UPON WHOSE LIVES ANNUITY PAYMENTS ARE BASED LIVE LONGER THAN WE ANTICIPATED, OR WHEN THE SUB-ACCOUNTS DECLINE IN VALUE RESULTING IN LOSSES IN PAYING DEATH BENEFITS. IF OUR MORTALITY ASSUMPTIONS PROVE TO BE INADEQUATE, WE WILL ABSORB ANY RESULTING LOSS. CONVERSELY, IF THE ACTUAL EXPERIENCE IS MORE FAVORABLE THAN OUR ASSUMPTIONS, THEN WE WILL BENEFIT FROM THE GAIN. WE ALSO ASSUME THE RISK THAT THE ADMINISTRATION CHARGE MAY BE INSUFFICIENT TO COVER OUR ACTUAL ADMINISTRATION COSTS. IF WE REALIZE A PROFIT FROM THE MORTALITY AND EXPENSE RISK CHARGES, SUCH PROFIT MAY BE USED TO RECOVER SALES EXPENSES INCURRED.


CHARGES OF THE UNDERLYING MUTUAL FUNDS: THE UNDERLYING MUTUAL FUNDS ASSESS VARIOUS CHARGES FOR INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY FEES. THESE CHARGES GENERALLY DIFFER BETWEEN PORTFOLIOS WITHIN AN UNDERLYING MUTUAL FUND. YOU WILL FIND ADDITIONAL DETAILS IN EACH FUND PROSPECTUS AND THE STATEMENTS OF ADDITIONAL INFORMATION.

PURCHASING ANNUITIES: YOU MAY PURCHASE AN ANNUITY FOR VARIOUS PURPOSES. YOU MUST MEET OUR REQUIREMENTS BEFORE WE ISSUE AN ANNUITY AND IT TAKES EFFECT. YOU HAVE A "FREE-LOOK" PERIOD DURING WHICH YOU MAY RETURN YOUR ANNUITY FOR A REFUND AMOUNT WHICH MAY BE LESS OR MORE THAN YOUR PURCHASE PAYMENT, EXCEPT IN SPECIFIC CIRCUMSTANCES.

      USES OF THE ANNUITY: THE ANNUITY MAY BE ISSUED IN CONNECTION WITH OR PURCHASED AS A FUNDING VEHICLE FOR CERTAIN RETIREMENT PLANS DESIGNED TO MEET THE REQUIREMENTS OF VARIOUS SECTIONS OF THE CODE. THESE INCLUDE, BUT ARE NOT LIMITED TO: (A) SECTIONS 401 (CORPORATE, ASSOCIATION, OR SELF-EMPLOYED INDIVIDUALS' RETIREMENT PLANS); (B) SECTION 403(B) (TAX-SHELTERED ANNUITIES AVAILABLE TO EMPLOYEES OF CERTAIN QUALIFYING EMPLOYERS); AND (C) SECTION 408 (ROLLOVERS OR TRANSFERS FOR INDIVIDUAL RETIREMENT ACCOUNTS AND INDIVIDUAL
RETIREMENT ANNUITIES - "IRAS"; SIMPLIFIED EMPLOYEE PENSIONS). WE MAY REQUIRE ADDITIONAL INFORMATION REGARDING SUCH PLANS BEFORE WE ISSUE AN ANNUITY TO BE USED IN CONNECTION WITH SUCH RETIREMENT PLANS. WE MAY ALSO RESTRICT OR CHANGE CERTAIN RIGHTS AND BENEFITS, IF IN OUR OPINION, SUCH RESTRICTIONS OR CHANGES ARE NECESSARY FOR YOUR ANNUITY TO BE USED IN CONNECTION WITH SUCH RETIREMENT PLANS. THE ANNUITY MAY ALSO BE USED IN CONNECTION WITH PLANS THAT DO NOT QUALIFY UNDER THE SECTIONS OF THE CODE NOTED ABOVE. SOME OF THE POTENTIAL TAX CONSEQUENCES RESULTING FROM VARIOUS USES OF THE ANNUITIES ARE DISCUSSED IN THE SECTION ENTITLED "CERTAIN TAX CONSIDERATIONS'.

       APPLICATION AND INITIAL PAYMENT: YOU MUST MEET OUR UNDERWRITING REQUIREMENTS AND FORWARD A PURCHASE PAYMENT IF YOU SEEK TO PURCHASE AN ANNUITY. THESE REQUIREMENTS MAY INCLUDE A PROPERLY COMPLETED APPLICATION. WE MAY ISSUE AN ANNUITY WITHOUT COMPLETION OF AN APPLICATION FOR CERTAIN CLASSES OF ANNUITIES, WHERE PERMITTED BY LAW.

THE MINIMUM INITIAL PURCHASE PAYMENT WE ACCEPT FOR ANNUITIES THAT ARE NOT TO BE USED WITH VARIOUS RETIREMENT PLANS DESIGNED TO MEET THE REQUIREMENTS OF CERTAIN SECTIONS OF THE CODE IS $10,000 UNLESS YOU AUTHORIZE THE USE OF BANK DRAFTING. WE ACCEPT LOWER AMOUNTS FOR ANNUITIES THAT ARE DESIGNED TO BE USED IN
CONJUNCTION WITH SUCH RETIREMENT PLANS. OUR OFFICE MUST GIVE YOU PRIOR APPROVAL BEFORE WE ACCEPT A PURCHASE PAYMENT THAT WOULD RESULT IN THE ACCOUNT VALUE OF ALL ANNUITIES YOU MAINTAIN WITH US EXCEEDING $1,000,000. WE CONFIRM EACH PURCHASE PAYMENT IN WRITING. MULTIPLE ANNUITIES PURCHASED FROM US WITHIN THE SAME CALENDAR YEAR MAY BE TREATED FOR TAX PURPOSES AS IF THEY WERE A SINGLE ANNUITY (SEE "CERTAIN TAX CONSIDERATIONS").

WE RESERVE THE RIGHT TO ALLOCATE YOUR INITIAL NET PURCHASE PAYMENT TO THE INVESTMENT OPTIONS UP TO TWO BUSINESS DAYS AFTER WE RECEIVE, AT OUR OFFICE, ALL OF OUR REQUIREMENTS FOR ISSUING THE ANNUITY AS APPLIED FOR. WE MAY RETAIN THE PURCHASE PAYMENT AND NOT ALLOCATE THE INITIAL NET PURCHASE PAYMENT TO THE INVESTMENT OPTIONS FOR UP TO FIVE BUSINESS DAYS WHILE WE ATTEMPT TO OBTAIN ALL SUCH REQUIREMENTS. WE WILL TRY TO REACH YOU OR ANY OTHER PARTY FROM WHOM WE NEED ANY INFORMATION OR MATERIALS. IF THE REQUIREMENTS CANNOT BE FULFILLED WITHIN THAT TIME, WE WILL: (A) ATTEMPT TO INFORM YOU OF THE DELAY; AND (B) RETURN THE AMOUNT OF THE PURCHASE PAYMENT, UNLESS YOU SPECIFICALLY CONSENT TO OUR RETAINING IT UNTIL ALL OUR REQUIREMENTS ARE MET. ONCE OUR REQUIREMENTS ARE MET, THE INITIAL NET PURCHASE PAYMENT IS APPLIED TO THE INVESTMENT OPTIONS WITHIN TWO BUSINESS DAYS. ONCE WE ACCEPT YOUR PURCHASE PAYMENT AND OUR REQUIREMENTS ARE MET, WE ISSUE AN ANNUITY.

      BANK DRAFTING: YOU MAY MAKE PURCHASE PAYMENTS TO YOUR ANNUITY USING BANK DRAFTING. HOWEVER, YOU MUST PAY AT LEAST ONE PRIOR PURCHASE PAYMENT BY CHECK OR WIRE TRANSFER. WE WILL ACCEPT AN INITIAL PURCHASE PAYMENT LOWER THAN OUR STANDARD MINIMUM PURCHASE PAYMENT REQUIREMENT OF $10,000 IF YOU ALSO FURNISH BANK DRAFTING INSTRUCTIONS THAT PROVIDE AMOUNTS THAT WILL MEET A $1,000 MINIMUM PURCHASE PAYMENT REQUIREMENT TO BE PAID WITHIN 12 MONTHS. THIS ALSO APPLIES TO ANNUITIES DESIGNED TO BE USED IN CONJUNCTION WITH VARIOUS RETIREMENT PLANS. WE WILL ACCEPT AN INITIAL PURCHASE PAYMENT IN AN AMOUNT AS LOW AS $100, BUT IT
MUST BE ACCOMPANIED BY A BANK DRAFTING AUTHORIZATION FORM ALLOWING MONTHLY PURCHASE PAYMENTS OF AT LEAST $75.

      RIGHT TO RETURN THE ANNUITY: YOU HAVE THE RIGHT TO RETURN THE ANNUITY WITHIN TWENTY-ONE DAYS OF RECEIPT OR LONGER WHERE REQUIRED BY LAW. THE PERIOD IN WHICH YOU CAN TAKE THIS ACTION IS KNOWN AS A "FREE-LOOK" PERIOD. TO EXERCISE YOUR RIGHT TO RETURN THE ANNUITY DURING THE "FREE-LOOK" PERIOD, YOU MUST RETURN THE ANNUITY. THE AMOUNT TO BE REFUNDED IS THE THEN CURRENT ACCOUNT VALUE PLUS ANY SALES CHARGE, MAINTENANCE FEE AND/OR ANY TAX CHARGE DEDUCTED. THIS IS THE "STANDARD REFUND". WE RETURN THE GREATER OF THE "STANDARD REFUND" OR ANY PURCHASE PAYMENTS RECEIVED LESS ANY WITHDRAWALS IF NECESSARY TO MEET FEDERAL REQUIREMENTS FOR IRAS OR CERTAIN STATE LAW REQUIREMENTS. WE TELL YOU HOW WE DETERMINE THE AMOUNT PAYABLE UNDER ANY SUCH RIGHT AT THE TIME WE ISSUE YOUR ANNUITY.

      ALLOCATION OF NET PURCHASE PAYMENTS: ALL ALLOCATIONS OF NET PURCHASE PAYMENTS ARE SUBJECT TO OUR ALLOCATION RULES (SEE "ALLOCATION RULES"). ALLOCATION OF YOUR INITIAL NET PURCHASE PAYMENT AND ANY NET PURCHASE PAYMENTS RECEIVED DURING THE "FREE-LOOK" PERIOD ARE SUBJECT TO AN ADDITIONAL ALLOCATION RULE IF STATE LAW REQUIRES RETURN OF AT LEAST YOUR PURCHASE PAYMENTS SHOULD YOU RETURN THE ANNUITY UNDER SUCH "FREE-LOOK" PROVISION. IF SUCH STATE LAW APPLIES TO YOUR ANNUITY: (A) WE ALLOCATE ANY PORTION OF ANY SUCH NET PURCHASE PAYMENTS TO THE AST MONEY MARKET 2 SUB-ACCOUNT; AND (B) AT THE END OF SUCH "FREE-LOOK" PERIOD WE REALLOCATE ACCOUNT VALUE ACCORDING TO YOUR THEN MOST RECENT ALLOCATION INSTRUCTIONS TO US, SUBJECT TO OUR ALLOCATION RULES. HOWEVER, WHERE PERMITTED BY LAW IN SUCH JURISDICTIONS, WE WILL ALLOCATE SUCH NET PURCHASE PAYMENTS ACCORDING TO YOUR INSTRUCTIONS, WITHOUT ANY TEMPORARY ALLOCATION TO THE AST MONEY MARKET 2 SUB-ACCOUNT IF YOU EXECUTE A RETURN WAIVER ("RETURN WAIVER"). UNDER THE RETURN WAIVER, YOU WAIVE YOUR RIGHT TO THE RETURN OF THE GREATER OF THE "STANDARD REFUND" OR THE PURCHASE PAYMENT RECEIVED LESS ANY WITHDRAWALS. INSTEAD, YOU ONLY ARE ENTITLED TO THE RETURN OF THE "STANDARD REFUND" (SEE "RIGHT TO RETURN THE ANNUITY")..

       OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS: YOU MAKE CERTAIN DESIGNATIONS THAT APPLY TO THE ANNUITY IF ISSUED. THESE DESIGNATIONS ARE SUBJECT TO OUR RULES AND TO VARIOUS REGULATORY OR STATUTORY REQUIREMENTS DEPENDING ON THE USE OF THE ANNUITY. THESE DESIGNATIONS INCLUDE AN OWNER, A CONTINGENT OWNER, AN ANNUITANT, A CONTINGENT ANNUITANT, A BENEFICIARY, AND A CONTINGENT BENEFICIARY. CERTAIN DESIGNATIONS ARE REQUIRED, AS INDICATED BELOW. SUCH DESIGNATIONS WILL BE REVOCABLE UNLESS YOU INDICATE OTHERWISE OR WE ENDORSE YOUR ANNUITY TO INDICATE THAT SUCH DESIGNATION IS IRREVOCABLE TO MEET CERTAIN REGULATORY OR STATUTORY REQUIREMENTS.

SOME OF THE TAX IMPLICATIONS OF VARIOUS DESIGNATIONS ARE DISCUSSED IN THE SECTION ENTITLED CERTAIN TAX CONSIDERATIONS. HOWEVER, THERE ARE OTHER TAX ISSUES THAN THOSE ADDRESSED IN THAT SECTION. THESE INCLUDE, BUT ARE NOT LIMITED TO, ESTATE AND INHERITANCE TAX ISSUES. YOU SHOULD CONSULT WITH A COMPETENT TAX COUNSELOR REGARDING THE TAX IMPLICATIONS OF VARIOUS DESIGNATIONS. YOU SHOULD ALSO CONSULT WITH A COMPETENT LEGAL ADVISOR AS TO THE IMPLICATIONS OF CERTAIN DESIGNATIONS IN RELATION TO AN ESTATE, BANKRUPTCY, COMMUNITY PROPERTY WHERE APPLICABLE AND OTHER MATTERS.

AN OWNER MUST BE NAMED. YOU MAY NAME MORE THAN ONE OWNER. IF YOU DO, ALL RIGHTS RESERVED TO OWNERS ARE THEN HELD JOINTLY. WE REQUIRE THE CONSENT IN WRITING OF ALL JOINT OWNERS FOR ANY TRANSACTION FOR WHICH WE REQUIRE THE WRITTEN CONSENT OF OWNERS. WHERE REQUIRED BY LAW, WE REQUIRE THE CONSENT IN WRITING OF THE SPOUSE OF ANY PERSON WITH A VESTED INTEREST IN AN ANNUITY. NAMING SOMEONE OTHER THAN THE PAYOR OF ANY PURCHASE PAYMENT AS OWNER MAY HAVE GIFT, ESTATE OR OTHER TAX IMPLICATIONS.

WHERE  ALLOWED  BY  LAW,  YOU  MAY  NAME A  CONTINGENT  OWNER.   HOWEVER,  THIS
DESIGNATION TAKES EFFECT ONLY ON OR AFTER THE ANNUITY DATE.

YOU MUST NAME AN ANNUITANT. WE DO NOT ACCEPT A DESIGNATION OF JOINT ANNUITANTS. WHERE PERMITTED BY LAW, YOU MAY NAME ONE OR MORE CONTINGENT
ANNUITANTS. THERE MAY BE ADVERSE TAX CONSEQUENCES IF A CONTINGENT ANNUITANT SUCCEEDS AN ANNUITANT AND THE ANNUITY IS OWNED BY A TRUST THAT IS NEITHER TAX EXEMPT NOR DOES NOT QUALIFY FOR PREFERRED TREATMENT UNDER CERTAIN SECTIONS OF THE CODE, SUCH AS SECTION 401 (A "NON-QUALIFIED" TRUST). IN GENERAL, THE CODE IS DESIGNED TO PREVENT THE BENEFIT OF TAX DEFERRAL FROM CONTINUING FOR LONG PERIODS OF TIME ON AN INDEFINITE BASIS. CONTINUING THE BENEFIT OF TAX DEFERRAL BY NAMING ONE OR MORE CONTINGENT ANNUITANTS WHEN THE ANNUITY IS OWNED BY A NON-QUALIFIED TRUST MIGHT BE DEEMED AN ATTEMPT TO EXTEND THE TAX DEFERRAL FOR AN INDEFINITE PERIOD. THEREFORE, ADVERSE TAX TREATMENT MAY DEPEND ON THE TERMS OF THE TRUST, WHO IS NAMED AS CONTINGENT ANNUITANT, AS WELL AS THE PARTICULAR FACTS AND CIRCUMSTANCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE NAMING A CONTINGENT ANNUITANT IF YOU EXPECT TO USE AN ANNUITY IN SUCH A FASHION. WHERE ALLOWED BY LAW, YOU MUST NAME CONTINGENT ANNUITANTS ACCORDING TO OUR RULES WHEN AN ANNUITY IS USED AS A FUNDING VEHICLE FOR CERTAIN RETIREMENT PLANS DESIGNED TO MEET THE REQUIREMENTS OF SECTION 401 OF THE CODE

YOU MAY NAME MORE THAN ONE PRIMARY AND MORE THAN ONE CONTINGENT BENEFICIARY. IF YOU DO, THE PROCEEDS WILL BE PAID IN EQUAL SHARES TO THE SURVIVORS IN THE APPROPRIATE BENEFICIARY CLASS, UNLESS YOU HAVE REQUESTED OTHERWISE IN WRITING.

IF THE PRIMARY BENEFICIARY DIES BEFORE DEATH PROCEEDS BECOME PAYABLE, THE PROCEEDS WILL BECOME PAYABLE TO THE CONTINGENT BENEFICIARY. IF NO BENEFICIARY IS ALIVE AT THE TIME OF THE DEATH UPON WHICH PROCEEDS BECOME PAYABLE OR IN THE ABSENCE OF ANY BENEFICIARY DESIGNATION, THE PROCEEDS WILL VEST IN YOU OR YOUR ESTATE.

ACCOUNT  VALUE:   IN THE ACCUMULATION PHASE YOUR ANNUITY HAS AN ACCOUNT  VALUE.
YOUR TOTAL ACCOUNT VALUE IS THE SUM OF YOUR ACCOUNT VALUE IN EACH INVESTMENT OPTION.

WE DETERMINE YOUR ACCOUNT VALUE SEPARATELY FOR EACH SUB-ACCOUNT. TO DETERMINE THE ACCOUNT VALUE IN EACH SUB-ACCOUNT WE MULTIPLY THE UNIT PRICE AS OF THE VALUATION PERIOD FOR WHICH THE CALCULATION IS BEING MADE TIMES THE NUMBER OF UNITS ATTRIBUTABLE TO YOU IN THAT SUB-ACCOUNT AS OF THAT VALUATION PERIOD. THE METHOD WE USE TO DETERMINE UNIT PRICES IS SHOWN IN THE STATEMENT OF ADDITIONAL INFORMATION.

THE NUMBER OF UNITS ATTRIBUTABLE TO YOU IN A SUB-ACCOUNT IS THE NUMBER OF UNITS YOU PURCHASED LESS THE NUMBER TRANSFERRED OR WITHDRAWN. WE DETERMINE THE NUMBER OF UNITS INVOLVED IN ANY TRANSACTION SPECIFIED IN DOLLARS BY DIVIDING THE DOLLAR VALUE OF THE TRANSACTION BY THE UNIT PRICE OF THE EFFECTED SUB-ACCOUNT AS OF THE VALUATION PERIOD APPLICABLE TO SUCH TRANSACTION.

RIGHTS, BENEFITS AND SERVICES: THE ANNUITY PROVIDES VARIOUS RIGHTS, BENEFITS AND SERVICES SUBSEQUENT TO ITS ISSUANCE AND YOUR DECISION TO KEEP IT BEYOND THE "FREE-LOOK" PERIOD. A NUMBER OF THESE RIGHTS, BENEFITS AND SERVICES, AS WELL AS SOME OF THE RULES AND CONDITIONS TO WHICH THEY ARE SUBJECT, ARE DESCRIBED BELOW. THESE RIGHTS, BENEFITS AND SERVICES INCLUDE, BUT ARE NOT LIMITED TO:
(A) MAKING ADDITIONAL PURCHASE PAYMENTS; (B) BANK DRAFTING; (C) CHANGING REVOCABLE DESIGNATIONS; (D) TRANSFERRING ACCOUNT VALUES BETWEEN INVESTMENT OPTIONS; (E) RECEIVING LUMP SUM PAYMENTS, SYSTEMATIC WITHDRAWALS OR MINIMUM DISTRIBUTIONS, ANNUITY PAYMENTS AND DEATH BENEFITS; (F) TRANSFERRING OR ASSIGNING YOUR ANNUITY; (G) EXERCISING CERTAIN VOTING RIGHTS IN RELATION TO THE UNDERLYING MUTUAL FUND PORTFOLIOS IN WHICH THE SUB-ACCOUNTS INVEST; AND (H)
RECEIVING REPORTS. THESE RIGHTS, BENEFITS AND SERVICES MAY BE LIMITED, ELIMINATED OR ALTERED WHEN AN ANNUITY IS PURCHASED IN CONJUNCTION WITH A QUALIFIED PLAN. WE MAY REQUIRE PRESENTATION OF PROPER IDENTIFICATION, INCLUDING A PERSONAL IDENTIFICATION NUMBER ("PIN") ISSUED BY US, PRIOR TO ACCEPTING ANY INSTRUCTION BY TELEPHONE. WE FORWARD YOUR PIN TO YOU SHORTLY AFTER YOUR ANNUITY IS ISSUED. TO THE EXTENT PERMITTED BY LAW OR REGULATION, NEITHER WE NOR ANY PERSON AUTHORIZED BY US WILL BE RESPONSIBLE FOR ANY CLAIM, LOSS, LIABILITY OR EXPENSE IN CONNECTION WITH A TELEPHONE TRANSFER OR ANY OTHER TRANSACTION FOR WHICH WE ACCEPT INSTRUCTIONS BY TELEPHONE IF WE OR SUCH OTHER PERSON ACTED ON TELEPHONE INSTRUCTIONS IN GOOD FAITH IN RELIANCE ON YOUR TELEPHONE INSTRUCTION AUTHORIZATION AND ON REASONABLE PROCEDURES TO IDENTIFY PERSONS SO AUTHORIZED THROUGH VERIFICATION METHODS WHICH MAY INCLUDE A REQUEST FOR YOUR SOCIAL SECURITY NUMBER OR A PERSONAL IDENTIFICATION NUMBER (PIN) AS ISSUED BY US. WE MAY BE LIABLE FOR LOSSES DUE TO UNAUTHORIZED OR FRAUDULENT INSTRUCTIONS SHOULD WE NOT FOLLOW SUCH REASONABLE PROCEDURES.

      ADDITIONAL  PURCHASE PAYMENTS:  THE MINIMUM FOR ANY  ADDITIONAL  PURCHASE
PAYMENT IS $100, EXCEPT AS PART OF A BANK DRAFTING PROGRAM (SEE "BANK DRAFTING"), OR LESS WHERE REQUIRED BY LAW. ADDITIONAL PURCHASE PAYMENTS MAY BE PAID AT ANY TIME BEFORE THE ANNUITY DATE. SUBJECT TO OUR ALLOCATION RULES, WE ALLOCATE ADDITIONAL NET PURCHASE PAYMENTS ACCORDING TO YOUR MOST RECENT INSTRUCTIONS FOR ALLOCATION OF NET PURCHASE PAYMENTS.

     CHANGING REVOCABLE DESIGNATIONS: UNLESS YOU INDICATED THAT A PRIOR CHOICE WAS IRREVOCABLE OR YOUR ANNUITY HAS BEEN ENDORSED TO LIMIT CERTAIN CHANGES, YOU MAY REQUEST TO CHANGE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS BY SENDING A REQUEST IN WRITING. SUCH CHANGES WILL BE SUBJECT TO OUR ACCEPTANCE. SOME OF THE CHANGES WE WILL NOT ACCEPT INCLUDE, BUT ARE NOT LIMITED TO: (A) A NEW OWNER SUBSEQUENT TO THE DEATH OF THE OWNER OR THE FIRST OF ANY JOINT OWNERS TO DIE, EXCEPT WHERE A SPOUSE-BENEFICIARY HAS BECOME THE OWNER AS A RESULT OF A OWNER'S DEATH; (B) A NEW OWNER OR ANNUITANT WHO DOES NOT MEET OUR THEN CURRENT UNDERWRITING GUIDELINES; (C) A NEW ANNUITANT SUBSEQUENT TO THE ANNUITY DATE IF THE ANNUITY OPTION SELECTED INCLUDES A LIFE CONTINGENCY; AND (D) A NEW ANNUITANT PRIOR TO THE ANNUITY DATE IF THE ANNUITY IS OWNED BY AN ENTITY.

      ALLOCATION RULES: IN THE ACCUMULATION PHASE, YOU MAY MAINTAIN ACCOUNT VALUE IN UP TO TEN SUB-ACCOUNTS. SHOULD YOU REQUEST A TRANSACTION THAT WOULD LEAVE LESS THAN ANY MINIMUM AMOUNT WE THEN REQUIRE IN AN INVESTMENT OPTION, WE RESERVE THE RIGHT, TO THE EXTENT PERMITTED BY LAW, TO ADD THE BALANCE OF YOUR ACCOUNT VALUE IN THE APPLICABLE SUB-ACCOUNT TO THE TRANSACTION AND CLOSE OUT YOUR BALANCE IN THAT INVESTMENT OPTION. WITHDRAWALS OF ANY TYPE ARE TAKEN PRO-RATA FROM THE INVESTMENT OPTIONS BASED ON THE THEN CURRENT ACCOUNT VALUES IN SUCH INVESTMENT OPTIONS UNLESS WE RECEIVE INSTRUCTIONS FROM YOU PRIOR TO SUCH WITHDRAWAL.

SHOULD YOU EITHER: (A) REQUEST ANY REBALANCING SERVICES WE MAY OFFER (SEE "REBALANCING"); OR (B) AUTHORIZE AN INDEPENDENT THIRD PARTY TO TRANSACT TRANSFERS ON YOUR BEHALF AND SUCH THIRD PARTY ARRANGES FOR REBALANCING OF ANY PORTION OF YOUR ACCOUNT VALUE IN ACCORDANCE WITH ANY ASSET ALLOCATION STRATEGY; OR (C) AUTHORIZE AN INDEPENDENT THIRD PARTY TO TRANSACT TRANSFERS IN ACCORDANCE WITH A MARKET TIMING STRATEGY; THEN WE REQUIRE THAT ALL PURCHASE PAYMENTS, INCLUDING THE INITIAL PURCHASE PAYMENT, RECEIVED WHILE YOUR ANNUITY IS SUBJECT TO SUCH AN ARRANGEMENT ARE ALLOCATED TO THE SAME INVESTMENT OPTIONS AND IN THE SAME PROPORTIONS AS THEN REQUIRED PURSUANT TO THE APPLICABLE REBALANCING, ASSET ALLOCATION OR MARKET TIMING PROGRAM, UNLESS WE HAVE RECEIVED ALTERNATE INSTRUCTIONS. SUCH ALLOCATION REQUIREMENTS TERMINATE SIMULTANEOUS TO THE TERMINATION OF AN AUTHORIZATION FOR REBALANCING OR ANY AUTHORIZATION TO A THIRD PARTY TO TRANSACT TRANSFERS ON YOUR BEHALF.

      TRANSFERS: IN THE ACCUMULATION PHASE YOU MAY TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS, SUBJECT TO OUR ALLOCATION RULES (SEE "ALLOCATION RULES"). TRANSFERS ARE NOT SUBJECT TO TAXATION (SEE "TRANSFERS BETWEEN INVESTMENT OPTIONS"). WE CHARGE $10.00 FOR EACH TRANSFER AFTER THE TWELFTH IN ANY ANNUITY YEAR, INCLUDING TRANSFERS TRANSACTED AS PART OF A DOLLAR COST AVERAGING PROGRAM (SEE "DOLLAR COST AVERAGING") OR ANY REBALANCING, MARKET TIMING, ASSET ALLOCATION OR SIMILAR PROGRAM WHICH YOU AUTHORIZE TO BE EMPLOYED ON YOUR BEHALF. ALL TRANSFERS OF YOUR ACCOUNT VALUE OCCURRING DURING THE SAME VALUATION PERIOD ARE COUNTED AS ONE TRANSFER FOR PURPOSES OF DETERMINING THE NUMBER OF TRANSFERS IN AN ANNUITY YEAR. YOUR TRANSFER REQUEST MUST BE IN WRITING OR MEET OUR REQUIREMENTS FOR ACCEPTING INSTRUCTIONS WE RECEIVE OVER THE PHONE.

WE RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS IN ANY ANNUITY YEAR FOR ALL EXISTING OR NEW OWNERS. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS IN ANY ANNUITY YEAR OR TO REFUSE ANY TRANSFER REQUEST FOR A OWNER OR CERTAIN OWNERS IF WE BELIEVE THAT: (A) EXCESSIVE TRADING BY SUCH OWNER OR OWNERS OR A SPECIFIC TRANSFER REQUEST OR GROUP OF TRANSFER REQUESTS MAY HAVE A DETRIMENTAL EFFECT ON UNIT VALUES OR THE SHARE PRICES OF THE UNDERLYING MUTUAL FUND PORTFOLIOS; OR (B) WE ARE INFORMED BY THE UNDERLYING MUTUAL FUND THAT THE PURCHASE OR REDEMPTION OF SHARES IS TO BE RESTRICTED BECAUSE OF EXCESSIVE TRADING OR A SPECIFIC TRANSFER OR GROUP OF TRANSFERS IS DEEMED TO HAVE A DETRIMENTAL EFFECT ON SHARE PRICES OF AN AFFECTED UNDERLYING MUTUAL FUND PORTFOLIO OR PORTFOLIOS.

WHERE PERMITTED BY LAW, WE MAY ACCEPT YOUR AUTHORIZATION OF A THIRD PARTY TO TRANSFER ACCOUNT VALUES ON YOUR BEHALF, SUBJECT TO OUR RULES. WE MAY SUSPEND OR CANCEL SUCH ACCEPTANCE AT ANY TIME. WE NOTIFY YOU OF ANY SUCH SUSPENSION OR CANCELLATION. WE MAY RESTRICT THE INVESTMENT OPTIONS THAT WILL BE AVAILABLE TO YOU FOR TRANSFERS OR ALLOCATIONS OF NET PURCHASE PAYMENTS DURING ANY PERIOD IN WHICH YOU AUTHORIZE A THIRD PARTY THAT PROVIDES MARKET TIMING SERVICES TO ACT ON YOUR BEHALF. WE GIVE YOU AND/OR THE THIRD PARTY YOU AUTHORIZE PRIOR NOTIFICATION OF ANY SUCH RESTRICTIONS. HOWEVER, WE WILL NOT ENFORCE SUCH A RESTRICTION IF WE ARE PROVIDED EVIDENCE SATISFACTORY TO US THAT: (A) SUCH THIRD PARTY HAS BEEN APPOINTED BY A COURT OF COMPETENT JURISDICTION TO ACT ON YOUR BEHALF; OR (B) SUCH THIRD PARTY HAS BEEN APPOINTED BY YOU TO ACT ON YOUR BEHALF FOR ALL YOUR FINANCIAL AFFAIRS.

WE OR AN AFFILIATE OF OURS MAY PROVIDE ADMINISTRATIVE OR OTHER SUPPORT SERVICES TO INDEPENDENT THIRD PARTIES YOU AUTHORIZE TO CONDUCT TRANSFERS ON YOUR BEHALF OR WHO PROVIDE RECOMMENDATIONS AS TO HOW YOUR ACCOUNT VALUES SHOULD BE ALLOCATED. THIS INCLUDES, BUT IS NOT LIMITED TO, REBALANCING YOUR ACCOUNT VALUE AMONG INVESTMENT OPTIONS IN ACCORDANCE WITH VARIOUS INVESTMENT ALLOCATION STRATEGIES SUCH THIRD PARTY MAY EMPLOY, OR TRANSFERRING ACCOUNT VALUES BETWEEN INVESTMENT OPTIONS IN ACCORDANCE WITH MARKET TIMING STRATEGIES EMPLOYED BY SUCH THIRD PARTIES. SUCH INDEPENDENT THIRD PARTIES MAY OR MAY NOT BE APPOINTED OUR AGENTS FOR THE SALE OF ANNUITIES. HOWEVER, WE DO NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH US FOR THE SALE OF ANNUITIES. WE THEREFORE TAKE NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH
THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES. WE DO NOT CURRENTLY CHARGE YOU EXTRA FOR PROVIDING THESE SUPPORT SERVICES.

           DOLLAR COST AVERAGING: WE OFFER DOLLAR COST AVERAGING IN THE ACCUMULATION PHASE. DOLLAR COST AVERAGING IS A PROGRAM DESIGNED TO PROVIDE FOR REGULAR, APPROXIMATELY LEVEL INVESTMENTS OVER TIME. YOU MAY CHOOSE TO TRANSFER EARNINGS ONLY, PRINCIPAL PLUS EARNINGS OR A FLAT DOLLAR AMOUNT. WE MAKE NO GUARANTEE THAT A DOLLAR COST AVERAGING PROGRAM WILL RESULT IN A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET. YOU MAY SELECT THIS PROGRAM BY SUBMITTING TO US A REQUEST IN WRITING. YOU MAY CANCEL YOUR PARTICIPATION IN THIS PROGRAM IN WRITING OR BY PHONE IF YOU HAVE PREVIOUSLY AUTHORIZED OUR ACCEPTANCE OF SUCH INSTRUCTIONS.

DOLLAR COST AVERAGING IS AVAILABLE FROM ANY OF THE INVESTMENT OPTIONS WE CHOOSE TO MAKE AVAILABLE FOR SUCH A PROGRAM. YOUR ANNUITY MUST HAVE AN ACCOUNT VALUE OF NOT LESS THAN $20,000 AT THE TIME WE ACCEPT YOUR REQUEST FOR A DOLLAR COST AVERAGING PROGRAM. TRANSFERS UNDER A DOLLAR COST AVERAGING PROGRAM ARE COUNTED IN DETERMINING THE APPLICABILITY OF THE TRANSFER FEE (SEE "TRANSFERS"). WE RESERVE THE RIGHT TO LIMIT THE INVESTMENT OPTIONS INTO WHICH ACCOUNT VALUE MAY BE TRANSFERRED AS PART OF A DOLLAR COST AVERAGING PROGRAM. WE ALSO RESERVE THE RIGHT TO CHARGE A PROCESSING FEE FOR THIS SERVICE. SHOULD WE SUSPEND OR CANCEL THE OFFERING OF THIS SERVICE, SUCH SUSPENSION OR CANCELLATION WILL NOT AFFECT ANY DOLLAR COST AVERAGING PROGRAMS THEN IN EFFECT. DOLLAR COST AVERAGING IS
NOT AVAILABLE WHILE A REBALANCING, ASSET ALLOCATION, OR MARKET TIMING TYPE OF PROGRAM IS USED IN CONNECTION WITH YOUR ANNUITY.

           REBALANCING: WE MAY OFFER, DURING THE ACCUMULATION PHASE, AUTOMATIC QUARTERLY, SEMI-ANNUAL OR ANNUAL REBALANCING AMONG THE VARIABLE INVESTMENT OPTIONS OF YOUR CHOICE. THIS PROVIDES THE CONVENIENCE OF AUTOMATIC REBALANCING WITHOUT HAVING TO PROVIDE US INSTRUCTIONS ON A PERIODIC BASIS. FAILURE TO CHOOSE THIS OPTION DOES NOT PREVENT YOU FROM PROVIDING US WITH TRANSFER
INSTRUCTIONS FROM TIME-TO-TIME THAT HAVE THE EFFECT OF REBALANCING. IT ALSO DOES NOT PREVENT OTHER REQUESTED TRANSFERS FROM BEING TRANSACTED.

UNDER THIS PROGRAM, ACCOUNT VALUES ARE REBALANCED QUARTERLY, SEMI-ANNUALLY OR ANNUALLY, AS APPLICABLE, TO THE PERCENTAGES YOU REQUEST. THE REBALANCING MAY OCCUR QUARTERLY, SEMI-ANNUALLY OR ANNUALLY BASED UPON THE ISSUE DATE ANNIVERSARY. IF A TRANSFER IS REQUESTED PRIOR TO THE DATE ACCOUNT VALUES ARE TO BE REBALANCED WHILE AN AUTOMATIC REBALANCING PROGRAM IS IN EFFECT, WE
AUTOMATICALLY ALTER THE REBALANCING PERCENTAGES GOING FORWARD (UNLESS WE RECEIVE ALTERNATE INSTRUCTIONS) TO THE RATIOS BETWEEN ACCOUNT VALUES IN THE VARIABLE INVESTMENT OPTIONS AS OF THE EFFECTIVE DATE OF SUCH REQUESTED TRANSFER ONCE IT HAS BEEN PROCESSED. AUTOMATIC REBALANCING IS DELAYED ONE CALENDAR QUARTER IF ACCOUNT VALUE IS BEING MAINTAINED IN THE AST MONEY MARKET 2 SUB-ACCOUNT FOR THE DURATION OF YOUR ANNUITY'S "FREE-LOOK" PERIOD AND REBALANCING WOULD OTHERWISE OCCUR DURING SUCH PERIOD (SEE "ALLOCATION OF NET PURCHASE PAYMENTS").

YOU MAY CHANGE THE PERCENTAGE ALLOCABLE TO EACH INVESTMENT OPTION AT ANY TIME. HOWEVER, YOU MAY NOT CHOOSE TO ALLOCATE LESS THAN 5% OF ACCOUNT VALUE TO ANY INVESTMENT OPTION.

THE ACCOUNT VALUE OF YOUR ANNUITY MUST BE AT LEAST $10,000 WHEN WE RECEIVE YOUR AUTOMATIC REBALANCING REQUEST. WE MAY REQUIRE THAT ALL VARIABLE INVESTMENT OPTIONS IN WHICH YOU MAINTAIN ACCOUNT VALUE MUST BE USED IN THE REBALANCING PROGRAM. YOU MAY MAINTAIN ACCOUNT VALUE IN AT LEAST TWO AND NOT MORE THAN TEN INVESTMENT OPTIONS WHEN USING A REBALANCING PROGRAM. YOU MAY NOT SIMULTANEOUSLY PARTICIPATE IN REBALANCING AND DOLLAR COST AVERAGING. REBALANCING ALSO IS NOT AVAILABLE WHEN A PROGRAM OF SYSTEMATIC WITHDRAWALS OF EARNINGS OR EARNINGS PLUS PRINCIPAL IS IN EFFECT.

FOR PURPOSES OF DETERMINING THE NUMBER OF TRANSFERS MADE IN ANY ANNUITY YEAR, ALL REBALANCING TRANSFERS MADE ON THE SAME DAY ARE TREATED AS ONE TRANSFER. WE RESERVE THE RIGHT TO CHARGE A PROCESSING FEE FOR SIGNING UP FOR THIS SERVICE.

TO ELECT TO PARTICIPATE OR TO TERMINATE PARTICIPATION IN AUTOMATIC REBALANCING, WE MAY REQUIRE INSTRUCTIONS IN WRITING AT OUR OFFICE IN A FORM SATISFACTORY TO US.

      DISTRIBUTIONS: DISTRIBUTIONS AVAILABLE FROM YOUR ANNUITY DURING THE ACCUMULATION PHASE INCLUDE SURRENDER, PARTIAL WITHDRAWALS, SYSTEMATIC WITHDRAWALS, MINIMUM DISTRIBUTIONS (IN RELATION TO QUALIFIED PLANS) AND A DEATH BENEFIT. IN THE PAYOUT PHASE WE PAY ANNUITY PAYMENTS. DISTRIBUTIONS FROM YOUR ANNUITY GENERALLY ARE SUBJECT TO TAXATION, AND MAY BE SUBJECT TO A TAX PENALTY AS WELL (SEE "CERTAIN TAX CONSIDERATIONS"). YOU MAY WISH TO CONSULT A PROFESSIONAL TAX ADVISOR FOR TAX ADVICE PRIOR TO EXERCISING ANY RIGHT TO AN ELECTIVE DISTRIBUTION. DURING THE ACCUMULATION PHASE, ANY DISTRIBUTION OTHER THAN A DEATH BENEFIT: (A) MUST OCCUR PRIOR TO ANY DEATH THAT WOULD CAUSE A DEATH BENEFIT TO BECOME PAYABLE; AND (B) WILL OCCUR SUBSEQUENT TO OUR RECEIPT OF A COMPLETED REQUEST IN WRITING.

           SURRENDER:   SURRENDER  OF YOUR ANNUITY FOR  ITS  ACCOUNT  VALUE  IS
PERMITTED DURING THE ACCUMULATION PHASE. YOUR ANNUITY MUST ACCOMPANY YOUR SURRENDER REQUEST.

           PARTIAL WITHDRAWALS: YOU MAY WITHDRAW PART OF YOUR ACCOUNT VALUE. THE MINIMUM PARTIAL WITHDRAWAL IS $100. THE ACCOUNT VALUE THAT MUST REMAIN IN THE ANNUITY AS OF THE DATE OF THIS TRANSACTION IS $1,000. IF THE AMOUNT OF THE PARTIAL WITHDRAWAL REQUEST EXCEEDS THE MAXIMUM AMOUNT AVAILABLE, WE RESERVE THE RIGHT TO TREAT YOUR REQUEST AS ONE FOR A FULL SURRENDER.

           SYSTEMATIC WITHDRAWALS: WE OFFER SYSTEMATIC WITHDRAWALS OF EARNINGS ONLY, PRINCIPAL PLUS EARNINGS OR A FLAT DOLLAR AMOUNT. YOU MAY CHOOSE AT ANY TIME TO BEGIN SUCH A PROGRAM.

WE OFFER SYSTEMATIC WITHDRAWALS ON A MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL BASIS. SYSTEMATIC WITHDRAWALS ARE NOT AVAILABLE WHILE YOU ARE TAKING ANY MINIMUM DISTRIBUTIONS (SEE "MINIMUM DISTRIBUTIONS"). SYSTEMATIC WITHDRAWALS OF EARNINGS ONLY OR PRINCIPAL PLUS EARNINGS IS NOT AVAILABLE WHILE YOU ARE USING A REBALANCING, ASSET ALLOCATION OR SIMILAR TYPE PROGRAM.

THE  ACCOUNT VALUE OF YOUR ANNUITY MUST BE AT LEAST $25,000 WHEN WE ACCEPT YOUR
REQUEST  FOR  A  PROGRAM  OF  SYSTEMATIC WITHDRAWALS.   THE  MINIMUM  FOR  EACH
SYSTEMATIC WITHDRAWAL IS $100.

WE RESERVE THE RIGHT TO CHARGE A PROCESSING FEE FOR THIS SERVICE. SHOULD WE SUSPEND OR CANCEL OFFERING SYSTEMATIC WITHDRAWALS, SUCH SUSPENSION OR CANCELLATION WILL NOT AFFECT ANY SYSTEMATIC WITHDRAWAL PROGRAMS THEN IN EFFECT.

           MINIMUM DISTRIBUTIONS: YOU MAY ELECT TO HAVE US CALCULATE MINIMUM DISTRIBUTIONS ANNUALLY IF YOUR ANNUITY IS BEING USED FOR CERTAIN QUALIFIED PURPOSES UNDER THE CODE. WE CALCULATE SUCH AMOUNTS ASSUMING THE MINIMUM DISTRIBUTION AMOUNT IS BASED SOLELY ON THE VALUE OF YOUR ANNUITY. THE REQUIRED MINIMUM DISTRIBUTION AMOUNTS APPLICABLE TO YOUR PARTICULAR SITUATION MAY DEPEND ON OTHER ANNUITIES, SAVINGS OR INVESTMENTS OF WHICH WE ARE UNAWARE, SO THAT THE REQUIRED AMOUNT MAY BE GREATER THAN THE MINIMUM DISTRIBUTION AMOUNT WE CALCULATE BASED ON THE VALUE OF YOUR ANNUITY. WE RESERVE THE RIGHT TO CHARGE A FEE FOR EACH ANNUAL CALCULATION. MINIMUM DISTRIBUTIONS ARE NOT AVAILABLE IF YOU ARE TAKING SYSTEMATIC WITHDRAWALS (SEE "SYSTEMATIC WITHDRAWALS"). WE PAY MINIMUM DISTRIBUTIONS ANNUALLY. MINIMUM DISTRIBUTIONS WILL BE TAKEN FROM THE INVESTMENT OPTIONS YOU SELECT.

           DEATH BENEFIT: IN THE ACCUMULATION PHASE, A DEATH BENEFIT IS PAYABLE. IF THE ANNUITY IS OWNED BY ONE OR MORE NATURAL PERSONS, IT IS PAYABLE UPON THE FIRST DEATH OF SUCH OWNERS. IF THE ANNUITY IS OWNED BY AN ENTITY, THE DEATH BENEFIT IS PAYABLE UPON THE ANNUITANT'S DEATH (IF THERE IS NO CONTINGENT ANNUITANT). FOR APPLICABLE DEATHS OCCURRING PRIOR TO AGE 85 OF THE DECEASED, THE DEATH BENEFIT IS THE GREATER OF (A) OR (B), WHERE: (A) IS YOUR ACCOUNT VALUE; AND (B) IS THE MINIMUM DEATH BENEFIT. THE MINIMUM DEATH BENEFIT IS THE TOTAL OF EACH PURCHASE PAYMENT GROWING DAILY AT THE EQUIVALENT OF A SPECIFIED INTEREST RATE PER YEAR STARTING AS TO EACH PURCHASE PAYMENT ON THE DATE IT IS ALLOCATED TO THE ACCOUNT VALUE, LESS THE TOTAL OF EACH WITHDRAWAL, OF ANY TYPE, GROWING DAILY AT THE EQUIVALENT OF THE SAME SPECIFIED INTEREST RATE PER YEAR, STARTING AS OF THE DATE OF EACH SUCH WITHDRAWAL. HOWEVER, THIS MINIMUM DEATH BENEFIT MAY NOT EXCEED 200% OF (A) MINUS (B), WHERE: (A) IS THE TOTAL OF ALL
PURCHASE  PAYMENTS  RECEIVED; AND (B) IS THE TOTAL OF ALL  WITHDRAWALS  OF  ANY
TYPE.

WE MAY OFFER VARIOUS ANNUITY PLANS WHICH DIFFER AS TO BOTH THE SPECIFIED INTEREST RATE APPLICABLE TO THE MINIMUM DEATH BENEFIT AND THE SALES CHARGE (SEE "SALES CHARGE"). THE SPECIFIED INTEREST RATE APPLICABLE TO THE MINIMUM DEATH BENEFIT AND THE SALES CHARGE FOR THE ANNUITY PLAN BEING OFFERED TO YOU IS SPECIFIED ON THE PAGE OF THIS PROSPECTUS IMMEDIATELY PRECEDING THE TABLE OF CONTENTS.

IN ALL JURISDICTIONS, FOR APPLICABLE DEATHS OCCURRING ON OR AFTER AGE 85 OF THE DECEASED, THE DEATH BENEFIT IS THE ACCOUNT VALUE. THE AMOUNT OF THE DEATH BENEFIT IS DETERMINED AS OF THE DATE WE RECEIVE IN WRITING "DUE PROOF OF DEATH". THE FOLLOWING CONSTITUTES "DUE PROOF OF DEATH": (A)(I) A CERTIFIED COPY OF A DEATH CERTIFICATE, (II) A CERTIFIED COPY OF A DECREE OF A COURT OF COMPETENT JURISDICTION AS TO THE FINDING OF DEATH, OR (III) ANY OTHER PROOF SATISFACTORY TO US; (B) ALL REPRESENTATIONS WE REQUIRE OR WHICH ARE MANDATED BY APPLICABLE LAW OR REGULATION IN RELATION TO THE DEATH CLAIM AND THE PAYMENT OF DEATH PROCEEDS; AND (C) ANY APPLICABLE ELECTION OF THE MODE OF PAYMENT OF THE DEATH BENEFIT, IF NOT PREVIOUSLY ELECTED BY THE OWNER. THE DEATH BENEFIT IS REDUCED BY ANY ANNUITY PAYMENTS MADE PRIOR TO THE DATE WE RECEIVE IN WRITING SUCH DUE PROOF OF DEATH.

IF THE DEATH BENEFIT BECOMES PAYABLE PRIOR TO THE ANNUITY DATE DUE TO THE DEATH OF THE OWNER AND THE BENEFICIARY IS THE OWNER'S SPOUSE, THEN IN LIEU OF RECEIVING THE DEATH BENEFIT, SUCH OWNER'S SPOUSE MAY ELECT TO BE TREATED AS AN OWNER AND CONTINUE THE ANNUITY.

IN THE EVENT OF YOUR DEATH, THE BENEFIT MUST BE DISTRIBUTED WITHIN: (A) FIVE YEARS OF THE DATE OF DEATH; OR (B) OVER A PERIOD NOT EXTENDING BEYOND THE LIFE EXPECTANCY OF THE BENEFICIARY OR OVER THE LIFE OF THE BENEFICIARY. DISTRIBUTION AFTER YOUR DEATH TO BE PAID UNDER (B) ABOVE, MUST COMMENCE WITHIN ONE YEAR OF THE DATE OF DEATH.

IF THE ANNUITANT DIES BEFORE THE ANNUITY DATE, THE CONTINGENT ANNUITANT WILL BECOME THE ANNUITANT WHERE PERMITTED BY LAW. IF THE OWNER IS ONE OR MORE NATURAL PERSONS, THE OLDEST OF ANY SUCH OWNERS NOT NAMED AS THE ANNUITANT IMMEDIATELY BECOMES THE CONTINGENT ANNUITANT IF: (A) THE CONTINGENT ANNUITANT PREDECEASES THE ANNUITANT; OR (B) IF YOU DO NOT DESIGNATE A CONTINGENT ANNUITANT.

IN THE PAYOUT PHASE, WE CONTINUE TO PAY ANY "CERTAIN" PAYMENTS (PAYMENTS NOT CONTINGENT ON THE CONTINUANCE OF ANY LIFE) TO THE BENEFICIARY SUBSEQUENT TO THE DEATH OF THE ANNUITANT. WE WILL COMMUTE ANY REMAINING "CERTAIN" PAYMENTS AND PAY A LUMP SUM IF ELECTED BY YOU OR, IN THE ABSENCE OF SPECIFIC INSTRUCTIONS BY YOU, BY THE BENEFICIARY.

IN THE PAYOUT PHASE, WE DISTRIBUTE ANY PAYMENTS DUE SUBSEQUENT TO THE DEATH OF ANY OWNER AT LEAST AS RAPIDLY AS UNDER THE METHOD OF DISTRIBUTION IN EFFECT AS OF THE DATE OF SUCH OWNER'S DEATH.

          ANNUITY PAYMENTS: ANNUITY PAYMENTS CAN BE GUARANTEED FOR LIFE, FOR A CERTAIN PERIOD, OR FOR A CERTAIN PERIOD AND LIFE. WE MAKE AVAILABLE FIXED PAYMENTS, AND AS OF THE DATE OF THIS PROSPECTUS, ADJUSTABLE PAYMENTS (PAYMENTS WHICH MAY OR MAY NOT BE CHANGED ON SPECIFIED ADJUSTMENT DATES BASED ON ANNUITY PURCHASE RATES WE ARE THEN MAKING AVAILABLE TO ANNUITIES OF THE SAME CLASS). WE MAY OR MAY NOT BE MAKING ADJUSTABLE ANNUITIES AVAILABLE ON THE ANNUITY DATE. TO THE EXTENT THERE IS ANY TAX BASIS IN THE ANNUITY, A PORTION OF EACH ANNUITY PAYMENT IS TREATED FOR TAX PURPOSES AS A RETURN OF SUCH BASIS UNTIL SUCH TAX BASIS IS EXHAUSTED. THE AMOUNT DEEMED SUCH A RETURN OF BASIS IS DETERMINED IN ACCORDANCE WITH THE REQUIREMENTS OF THE CODE (SEE "CERTAIN TAX CONSIDERATIONS").

YOU MAY CHOOSE AN ANNUITY DATE, AN ANNUITY OPTION AND THE FREQUENCY OF ANNUITY PAYMENTS WHEN YOU PURCHASE AN ANNUITY, OR AT A LATER DATE. YOUR CHOICE OF ANNUITY DATE AND ANNUITY OPTION MAY BE LIMITED DEPENDING ON YOUR USE OF THE ANNUITY AND THE APPLICABLE JURISDICTION. SUBJECT TO OUR RULES, YOU MAY CHOOSE AN ANNUITY DATE, OPTION AND FREQUENCY OF PAYMENTS SUITABLE TO YOUR NEEDS AND CIRCUMSTANCES. YOU SHOULD CONSULT WITH COMPETENT TAX AND FINANCIAL ADVISORS AS TO THE APPROPRIATENESS OF ANY SUCH CHOICE. FOR ANNUITANTS SUBJECT TO NEW YORK AND PENNSYLVANIA LAW, THE ANNUITY DATE MAY NOT EXCEED THE FIRST DAY OF THE CALENDAR MONTH FOLLOWING THE ANNUITANT'S 85TH BIRTHDAY.

YOU  MAY  CHANGE YOUR CHOICES AT ANY TIME UP TO 30 DAYS BEFORE THE EARLIER  OF:
(A) THE DATE WE WOULD HAVE APPLIED YOUR ACCOUNT VALUE TO AN ANNUITY OPTION HAD YOU NOT MADE THE CHANGE; OR (B) THE DATE WE WILL APPLY YOUR ACCOUNT VALUE TO AN ANNUITY OPTION IN RELATION TO THE NEW ANNUITY DATE YOU ARE THEN SELECTING. YOU MUST REQUEST THIS CHANGE IN WRITING. THE ANNUITY DATE MUST BE THE FIRST OR THE FIFTEENTH DAY OF A CALENDAR MONTH.

IN THE ABSENCE OF AN ELECTION IN WRITING: (A) THE ANNUITY DATE IS THE FIRST DAY OF THE CALENDAR MONTH FIRST FOLLOWING THE LATER OF THE ANNUITANT'S 85TH BIRTHDAY OR THE FIFTH ANNIVERSARY OF OUR RECEIPT AT OUR OFFICE OF YOUR REQUEST TO PURCHASE AN ANNUITY; AND (B) WHERE ALLOWED BY LAW, FIXED MONTHLY PAYMENTS WILL COMMENCE UNDER OPTION 2, DESCRIBED BELOW, WITH 10 YEARS CERTAIN. THE AMOUNT TO BE APPLIED IS YOUR ANNUITY'S ACCOUNT VALUE 15 BUSINESS DAYS PRIOR TO THE ANNUITY DATE. IN DETERMINING YOUR ANNUITY PAYMENTS, WE CREDIT INTEREST USING OUR THEN CURRENT CREDITING RATE FOR THIS PURPOSE. SUCH RATE IS NOT LESS THAN 3% OF INTEREST PER YEAR. INTEREST IS CREDITED TO YOUR ACCOUNT VALUE BETWEEN THE DATE ACCOUNT VALUE IS APPLIED TO AN ANNUITY OPTION AND THE ANNUITY DATE. ANNUITY OPTIONS IN ADDITION TO THOSE SHOWN ARE AVAILABLE WITH OUR CONSENT. THE MINIMUM INITIAL AMOUNT PAYABLE IS THE MINIMUM INITIAL ANNUITY AMOUNT WE ALLOW UNDER OUR THEN CURRENT RULES. SHOULD YOU WISH TO RECEIVE A LUMP SUM PAYMENT, YOU MUST REQUEST TO SURRENDER YOUR ANNUITY PRIOR TO THE ANNUITY DATE (SEE "SURRENDER").

YOU MAY ELECT TO HAVE ANY AMOUNT OF THE PROCEEDS DUE TO THE BENEFICIARY APPLIED UNDER ANY OF THE OPTIONS DESCRIBED BELOW. EXCEPT WHERE A LOWER AMOUNT IS REQUIRED BY LAW, THE MINIMUM MONTHLY ANNUITY PAYMENT IS $50.

IF YOU HAVE NOT MADE AN ELECTION PRIOR TO PROCEEDS BECOMING DUE, THE BENEFICIARY MAY ELECT TO RECEIVE THE DEATH BENEFIT UNDER ONE OF THE ANNUITY OPTIONS. HOWEVER, IF YOU MADE AN ELECTION, THE BENEFICIARY MAY NOT ALTER SUCH ELECTION.

FOR PURPOSES OF THE ANNUITY OPTIONS DESCRIBED BELOW, THE TERM "KEY LIFE" MEANS THE PERSON OR PERSONS UPON WHOSE LIFE ANY PAYMENTS DEPENDENT UPON THE CONTINUATION OF LIFE ARE BASED.

      (1) OPTION 1 - PAYMENTS FOR LIFE: UNDER THIS OPTION, INCOME IS PAYABLE PERIODICALLY PRIOR TO THE DEATH OF THE KEY LIFE, TERMINATING WITH THE LAST PAYMENT DUE PRIOR TO SUCH DEATH. NO MINIMUM NUMBER OF PAYMENTS IS GUARANTEED UNDER THIS OPTION. IT IS POSSIBLE THAT ONLY ONE PAYMENT WILL BE PAYABLE IF THE DEATH OF THE KEY LIFE OCCURS BEFORE THE DATE THE SECOND PAYMENT WAS DUE, AND NO OTHER PAYMENTS NOR DEATH BENEFITS WOULD BE PAYABLE.

     (2) OPTION 2 - PAYMENTS FOR LIFE WITH 10, 15, OR 20 YEARS CERTAIN: UNDER THIS OPTION, INCOME IS PAYABLE PERIODICALLY FOR 10, 15, OR 20 YEARS, AS SELECTED, AND THEREAFTER UNTIL THE DEATH OF THE KEY LIFE. SHOULD THE DEATH OF THE KEY LIFE OCCUR BEFORE THE END OF THE PERIOD SELECTED, THE REMAINING PAYMENTS ARE PAID TO THE BENEFICIARY TO THE END OF SUCH PERIOD.

      (3) OPTION 3 - PAYMENTS BASED ON JOINT LIVES: UNDER THIS OPTION, INCOME IS PAYABLE PERIODICALLY DURING THE JOINT LIFETIME OF TWO KEY LIVES. AFTER THE FIRST DEATH, INCOME IS PAYABLE DURING THE REMAINING LIFETIME OF THE SURVIVOR, CEASING WITH THE LAST PAYMENT PRIOR TO THE SURVIVOR'S DEATH. NO MINIMUM NUMBER OF PAYMENTS IS GUARANTEED UNDER THIS OPTION. IT IS POSSIBLE THAT ONLY ONE PAYMENT WILL BE PAYABLE IF THE DEATH OF ALL THE KEY LIVES OCCURS BEFORE THE DATE THE SECOND PAYMENT WAS DUE, AND NO OTHER PAYMENTS NOR DEATH BENEFITS WOULD BE PAYABLE.

      (4) OPTION 4 - PAYMENTS FOR A CERTAIN PERIOD: UNDER THIS OPTION, INCOME IS PAYABLE PERIODICALLY FOR A SPECIFIED NUMBER OF YEARS. THE NUMBER OF YEARS IS SUBJECT TO OUR THEN CURRENT RULES. SHOULD THE PAYEE DIE BEFORE THE END OF THE SPECIFIED NUMBER OF YEARS, THE REMAINING PAYMENTS ARE PAID TO THE BENEFICIARY TO THE END OF SUCH PERIOD. NOTE THAT UNDER THIS OPTION, PAYMENTS ARE NOT BASED ON HOW LONG WE EXPECT ANY KEY LIFE TO LIVE. THEREFORE, THAT PORTION OF THE MORTALITY RISK CHARGE ASSESSED TO COVER THE RISK THAT KEY LIVES OUTLIVE OUR EXPECTATIONS PROVIDES NO BENEFIT TO AN OWNER SELECTING THIS OPTION.

THE FIRST PAYMENT VARIES ACCORDING TO THE ANNUITY OPTIONS AND PAYMENT FREQUENCY SELECTED. THE FIRST PERIODIC PAYMENT IS DETERMINED BY MULTIPLYING (A) TIMES
(B); WHERE: (A) IS THE ACCOUNT VALUE (EXPRESSED IN THOUSANDS OF DOLLARS) AS OF THE CLOSE OF BUSINESS OF THE FIFTEENTH DAY PRECEDING THE ANNUITY DATE, PLUS INTEREST AT NOT LESS THAN 3% PER YEAR FROM SUCH DATE TO THE ANNUITY DATE; AND
(B) IS THE AMOUNT OF THE FIRST PERIODIC PAYMENT PER $1,000 OF VALUE OBTAINED FROM OUR THEN CURRENT ANNUITY RATES FOR THAT TYPE OF ANNUITY AND FOR THE FREQUENCY OF PAYMENT SELECTED. OUR THEN CURRENT RATES WILL NOT BE LESS THAN OUR GUARANTEED MINIMUM RATES. THESE GUARANTEED MINIMUM RATES ARE DERIVED FROM THE 1983A INDIVIDUAL ANNUITY MORTALITY TABLE WITH AGES SET BACK ONE YEAR FOR MALES AND TWO YEARS FOR FEMALES AND WITH AN ASSUMED INTEREST RATE OF 3% PER ANNUM. WHERE REQUIRED BY LAW OR REGULATION, SUCH ANNUITY TABLE WILL HAVE RATES THAT DO NOT DIFFER ACCORDING TO THE GENDER OF THE KEY LIFE. OTHERWISE, THE RATES WILL DIFFER ACCORDING TO THE GENDER OF THE KEY LIFE.

           QUALIFIED PLAN WITHDRAWAL LIMITATIONS: THE ANNUITIES ARE ENDORSED SUCH THAT THERE ARE SURRENDER OR WITHDRAWAL LIMITATIONS WHEN USED IN RELATION TO CERTAIN RETIREMENT PLANS FOR EMPLOYEES WHICH QUALIFY UNDER VARIOUS SECTIONS OF THE CODE. THESE LIMITATIONS DO NOT AFFECT CERTAIN ROLL-OVERS OR EXCHANGES BETWEEN QUALIFIED PLANS. GENERALLY DISTRIBUTION OF AMOUNTS ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT (AS DEFINED IN CODE
SECTION 403(B), OR ATTRIBUTABLE TO TRANSFERS TO A TAX SHELTERED ANNUITY FROM A CUSTODIAL ACCOUNT (AS DEFINED IN CODE SECTION 403(B)(7)), IS RESTRICTED TO THE
EMPLOYEE'S: (A) SEPARATION FROM SERVICE; (B) DEATH; (C) DISABILITY (AS DEFINED IN SECTION 72(M)(7) OF THE CODE); (D) REACHING AGE 59 1/2; OR (E) HARDSHIP. HARDSHIP WITHDRAWALS ARE RESTRICTED TO AMOUNTS ATTRIBUTABLE TO SALARY REDUCTION CONTRIBUTIONS, AND DO NOT INCLUDE INVESTMENT RESULTS. IN THE CASE OF TAX SHELTERED ANNUITIES, THESE LIMITATIONS DO NOT APPLY TO CERTAIN SALARY REDUCTION CONTRIBUTIONS MADE AND INVESTMENT RESULTS EARNED PRIOR TO DATES SPECIFIED IN THE CODE. IN ADDITION, THE LIMITATION ON HARDSHIP WITHDRAWALS DOES NOT APPLY TO SALARY REDUCTION CONTRIBUTIONS MADE AND INVESTMENT RESULTS EARNED PRIOR TO DATES SPECIFIED IN THE CODE WHICH HAVE BEEN TRANSFERRED FROM CUSTODIAL ACCOUNTS. ROLLOVERS FROM THE TYPES OF PLANS NOTED TO ANOTHER QUALIFIED PLAN OR TO AN INDIVIDUAL RETIREMENT ACCOUNT OR INDIVIDUAL RETIREMENT ANNUITY ARE NOT SUBJECT TO THE LIMITATIONS NOTED. CERTAIN DISTRIBUTIONS, INCLUDING ROLLOVERS, THAT ARE NOT TRANSFERRED DIRECTLY TO THE TRUSTEE OF ANOTHER QUALIFIED PLAN, THE CUSTODIAN OF AN INDIVIDUAL RETIREMENT ACCOUNT OR THE ISSUER OF AN INDIVIDUAL RETIREMENT ANNUITY ARE SUBJECT TO AUTOMATIC 20% WITHHOLDING FOR FEDERAL INCOME TAX. THIS MAY ALSO TRIGGER WITHHOLDING FOR STATE INCOME TAXES (SEE "CERTAIN TAX CONSIDERATIONS").

WE MAY MAKE ANNUITIES AVAILABLE THROUGH THE TEXAS OPTIONAL RETIREMENT PROGRAM SUBSEQUENT TO RECEIPT OF THE REQUIRED REGULATORY APPROVALS AND IMPLEMENTATION. IN ADDITION TO THE RESTRICTIONS REQUIRED FOR SUCH ANNUITIES TO QUALIFY UNDER
SECTION 403(B) OF THE CODE, ANNUITIES ISSUED IN THE TEXAS OPTIONAL RETIREMENT PROGRAM ARE AMENDED AS FOLLOWS: (A) NO BENEFITS ARE PAYABLE UNLESS YOU DIE DURING, OR ARE RETIRED OR TERMINATED FROM, EMPLOYMENT IN ALL TEXAS INSTITUTIONS OF HIGHER EDUCATION; AND (B) IF A SECOND YEAR OF PARTICIPATION IN SUCH PROGRAM IS NOT BEGUN, THE TOTAL FIRST YEAR STATE OF TEXAS' CONTRIBUTION WILL BE RETURNED, UPON ITS REQUEST, TO THE APPROPRIATE INSTITUTE OF HIGHER EDUCATION.

WITH RESPECT TO THE RESTRICTIONS ON WITHDRAWALS SET FORTH ABOVE, THE COMPANY IS RELYING UPON: 1) A NO-ACTION LETTER DATED NOVEMBER 28, 1988 FROM THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION TO THE AMERICAN COUNCIL OF LIFE INSURANCE WITH RESPECT TO ANNUITIES ISSUED UNDER SECTION 403(B) OF THE CODE, THE REQUIREMENTS OF WHICH HAVE BEEN COMPLIED WITH BY THE COMPANY; AND 2) RULE 6C-7 UNDER THE 1940 ACT WITH RESPECT TO ANNUITIES MADE AVAILABLE THROUGH THE TEXAS OPTIONAL RETIREMENT PROGRAM, THE REQUIREMENTS OF WHICH HAVE BEEN COMPLIED WITH BY THE COMPANY.

      PRICING  OF  TRANSFERS  AND  DISTRIBUTIONS:   WE  "PRICE"  TRANSFERS  AND
DISTRIBUTIONS ON THE DATES INDICATED BELOW:

      (1) WE PRICE "SCHEDULED" TRANSFERS AND DISTRIBUTIONS AS OF THE VALUATION PERIOD SUCH TRANSACTIONS ARE SO SCHEDULED. "SCHEDULED" TRANSACTIONS INCLUDE TRANSFERS UNDER A DOLLAR COST AVERAGING PROGRAM, SYSTEMATIC WITHDRAWALS, MINIMUM DISTRIBUTIONS, TRANSFERS PREVIOUSLY SCHEDULED WITH US AT OUR OFFICE PURSUANT TO ANY ON-GOING REBALANCING, ASSET ALLOCATION OR SIMILAR PROGRAM, AND ANNUITY PAYMENTS.

      (2) WE PRICE "UNSCHEDULED" TRANSFERS AND PARTIAL WITHDRAWALS AS OF THE VALUATION PERIOD WE RECEIVE IN WRITING, AT OUR OFFICE THE REQUEST FOR SUCH TRANSACTIONS. "UNSCHEDULED" TRANSFERS INCLUDE ANY TRANSFERS PROCESSED IN CONJUNCTION WITH ANY MARKET TIMING PROGRAM, OR TRANSFERS NOT PREVIOUSLY SCHEDULED WITH US AT OUR OFFICE PURSUANT TO ANY REBALANCING, ASSET ALLOCATION OR SIMILAR PROGRAM WHICH YOU EMPLOY OR YOU AUTHORIZE TO BE EMPLOYED ON YOUR BEHALF. "UNSCHEDULED" TRANSFERS RECEIVED PURSUANT TO AN AUTHORIZATION TO
ACCEPT TRANSFERS OVER THE PHONE ARE PRICED AS OF THE VALUATION PERIOD WE RECEIVE THE REQUEST AT OUR OFFICE FOR SUCH TRANSACTIONS.

      (3) WE PRICE SURRENDERS AND DEATH BENEFITS AS OF THE VALUATION PERIOD WE RECEIVE AT OUR OFFICE ALL MATERIALS WE REQUIRE FOR SUCH TRANSACTIONS AND SUCH MATERIALS ARE SATISFACTORY TO US (SEE "SURRENDERS" AND "DEATH BENEFITS").

THE PRICING OF TRANSFERS AND DISTRIBUTIONS INCLUDES THE DETERMINATION OF THE APPLICABLE UNIT PRICE FOR THE UNITS TRANSFERRED OR DISTRIBUTED. UNIT PRICES MAY CHANGE EACH VALUATION PERIOD TO REFLECT THE INVESTMENT PERFORMANCE OF THE SUB-ACCOUNTS. PAYMENT IS SUBJECT TO OUR RIGHT TO DEFER TRANSACTIONS FOR A LIMITED TIME PERIOD (SEE "DEFERRAL OF TRANSACTIONS").

      VOTING  RIGHTS:   YOU  HAVE VOTING RIGHTS IN RELATION  TO  ACCOUNT  VALUE
MAINTAINED IN THE SUB-ACCOUNTS. YOU DO NOT HAVE VOTING RIGHTS IN RELATION TO FIXED OR ADJUSTABLE ANNUITY PAYMENTS.

WE WILL VOTE SHARES OF THE UNDERLYING MUTUAL FUND PORTFOLIOS IN WHICH THE SUB-ACCOUNTS INVEST IN THE MANNER DIRECTED BY OWNERS. OWNERS GIVE INSTRUCTIONS EQUAL TO THE NUMBER OF SHARES REPRESENTED BY THE SUB-ACCOUNT UNITS ATTRIBUTABLE TO THEIR ANNUITY.

WE WILL VOTE THE SHARES ATTRIBUTABLE TO ASSETS HELD IN THE SUB-ACCOUNTS SOLELY FOR US RATHER THAN ON BEHALF OF OWNERS, OR ANY SHARE AS TO WHICH WE HAVE NOT RECEIVED INSTRUCTIONS, IN THE SAME MANNER AND PROPORTION AS THE SHARES FOR WHICH WE HAVE RECEIVED INSTRUCTIONS. WE WILL DO SO SEPARATELY FOR EACH SUB-ACCOUNT FROM VARIOUS CLASSES THAT MAY INVEST IN THE SAME UNDERLYING MUTUAL FUND PORTFOLIO.

THE NUMBER OF VOTES FOR AN UNDERLYING MUTUAL FUND PORTFOLIO WILL BE DETERMINED AS OF THE RECORD DATE FOR SUCH UNDERLYING MUTUAL FUND PORTFOLIO AS CHOSEN BY ITS BOARD OF TRUSTEES OR DIRECTORS, AS APPLICABLE. WE WILL FURNISH OWNERS WITH PROPER FORMS AND PROXIES TO ENABLE THEM TO INSTRUCT US HOW TO VOTE.

YOU MAY INSTRUCT US HOW TO VOTE ON THE FOLLOWING MATTERS: (A)CHANGES TO THE BOARD OF TRUSTEES OR DIRECTORS, AS APPLICABLE; (B) CHANGING THE INDEPENDENT ACCOUNTANT; (C) APPROVAL OF CHANGES TO THE INVESTMENT ADVISORY AGREEMENT, OR ADOPTION OF A NEW INVESTMENT ADVISORY AGREEMENT; (D) ANY CHANGE IN THE FUNDAMENTAL INVESTMENT POLICY; AND (E) ANY OTHER MATTER REQUIRING A VOTE OF THE SHAREHOLDERS.

WITH RESPECT TO APPROVAL OF CHANGES TO THE INVESTMENT ADVISORY AGREEMENT, APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT OR ANY CHANGE IN FUNDAMENTAL INVESTMENT POLICY, ONLY OWNERS MAINTAINING ACCOUNT VALUE AS OF THE RECORD DATE IN SUB-ACCOUNTS INVESTING IN THE APPLICABLE UNDERLYING MUTUAL FUND PORTFOLIO WILL INSTRUCT US HOW TO VOTE ON THE MATTER, PURSUANT TO THE REQUIREMENTS OF RULE 18F-2 UNDER THE 1940 ACT.

      TRANSFERS, ASSIGNMENTS OR PLEDGES: GENERALLY, YOUR RIGHTS IN AN ANNUITY MAY BE TRANSFERRED, ASSIGNED OR PLEDGED FOR LOANS AT ANY TIME. HOWEVER, THESE RIGHTS MAY BE LIMITED DEPENDING ON YOUR USE OF THE ANNUITY. THESE TRANSACTIONS MAY BE SUBJECT TO INCOME TAXES AND CERTAIN PENALTY TAXES (SEE "CERTAIN TAX CONSIDERATIONS"). YOU MAY TRANSFER, ASSIGN OR PLEDGE YOUR RIGHTS TO ANOTHER PERSON AT ANY TIME, PRIOR TO ANY DEATH UPON WHICH THE DEATH BENEFIT IS PAYABLE. YOU MUST REQUEST A TRANSFER OR PROVIDE US A COPY OF THE ASSIGNMENT IN WRITING. A TRANSFER OR ASSIGNMENT IS SUBJECT TO OUR ACCEPTANCE. PRIOR TO RECEIPT OF THIS NOTICE, WE WILL NOT BE DEEMED TO KNOW OF OR BE OBLIGATED UNDER ANY
ASSIGNMENT PRIOR TO OUR RECEIPT AND ACCEPTANCE THEREOF. WE ASSUME NO RESPONSIBILITY FOR THE VALIDITY OR SUFFICIENCY OF ANY ASSIGNMENT.

     REPORTS TO YOU: WE PROVIDE YOU WITH REPORTS AT LEAST ONCE EACH QUARTER IN THE ACCUMULATION PHASE. YOU MAY REQUEST ADDITIONAL REPORTS. WE RESERVE THE RIGHT TO CHARGE UP TO $50 FOR EACH SUCH ADDITIONAL REPORT.

THE COMPANY: AMERICAN SKANDIA LIFE ASSURANCE CORPORATION IS A WHOLLY OWNED SUBSIDIARY OF AMERICAN SKANDIA INVESTMENT HOLDING CORPORATION, WHOSE INDIRECT PARENT IS SKANDIA INSURANCE COMPANY LTD. SKANDIA INSURANCE COMPANY LTD. IS PART OF A GROUP OF COMPANIES WHOSE PREDECESSOR COMMENCED OPERATIONS IN 1855. TWO OF OUR AFFILIATES, AMERICAN SKANDIA MARKETING, INCORPORATED, FORMERLY SKANDIA LIFE EQUITY SALES CORPORATION AND AMERICAN SKANDIA INFORMATION SERVICES AND TECHNOLOGY CORPORATION, FORMERLY AMERICAN SKANDIA BUSINESS SERVICES CORPORATION, MAY UNDERTAKE CERTAIN ADMINISTRATIVE FUNCTIONS ON OUR BEHALF. WE CURRENTLY ENGAGE SKANDIA INVESTMENT MANAGEMENT, INC., AN AFFILIATE WHOSE INDIRECT PARENT IS SKANDIA INSURANCE COMPANY LTD., AS INVESTMENT MANAGER FOR OUR GENERAL ACCOUNT. WE ARE UNDER NO OBLIGATION TO ENGAGE OR CONTINUE TO ENGAGE ANY INVESTMENT MANAGER. CERTAIN SUB-ACCOUNTS INVEST IN PORTFOLIOS OF AMERICAN SKANDIA TRUST. OUR AFFILIATE, AMERICAN SKANDIA INVESTMENT SERVICES, INCORPORATED, FORMERLY AMERICAN SKANDIA LIFE INVESTMENT MANAGEMENT, INC., CURRENTLY SERVES AS INVESTMENT MANAGER TO THE AMERICAN SKANDIA TRUST.

WE  BEGAN  OFFERING ANNUITIES IN 1988.  AS OF THE DATE OF THIS  PROSPECTUS,  WE
OFFER: (A) CERTAIN DEFERRED ANNUITIES THAT ARE REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, INCLUDING VARIABLE ANNUITIES AND FIXED INTEREST RATE ANNUITIES THAT INCLUDE A MARKET VALUE ADJUSTMENT FEATURE; (B) CERTAIN OTHER FIXED DEFERRED ANNUITIES THAT ARE NOT REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION; AND (C) FIXED AND ADJUSTABLE IMMEDIATE ANNUITIES. WE MAY, IN THE FUTURE, OFFER OTHER ANNUITIES, LIFE INSURANCE AND OTHER FORMS OF INSURANCE.

CERTAIN  TAX  CONSIDERATIONS:  THE FOLLOWING IS  A  BRIEF  SUMMARY  OF  CERTAIN
FEDERAL INCOME TAX LAWS AS THEY ARE CURRENTLY INTERPRETED. NO ONE CAN BE CERTAIN THAT THE LAWS OR INTERPRETATIONS WILL REMAIN UNCHANGED OR THAT AGENCIES OR COURTS WILL ALWAYS AGREE AS TO HOW THE TAX LAW OR REGULATIONS ARE TO BE INTERPRETED. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. YOU MAY WISH TO CONSULT A PROFESSIONAL TAX ADVISOR FOR TAX ADVICE AS TO YOUR PARTICULAR SITUATION

      OUR  TAX CONSIDERATIONS:  WE ARE TAXED AS A LIFE INSURANCE COMPANY  UNDER
PART I, SUBCHAPTER L, OF THE CODE.

      TAX CONSIDERATIONS RELATING TO YOUR ANNUITY: SECTION 72 OF THE CODE GOVERNS THE TAXATION OF ANNUITIES IN GENERAL. TAXATION OF AN ANNUITY IS
LARGELY  DEPENDENT  UPON:  (A) WHETHER IT IS USED IN  A  QUALIFIED  PENSION  OR
PROFIT SHARING PLAN OR OTHER RETIREMENT ARRANGEMENT ELIGIBLE FOR SPECIAL TREATMENT UNDER THE CODE; AND (B) THE STATUS OF THE BENEFICIAL OWNER AS EITHER A NATURAL OR NON-NATURAL PERSON (WHEN THE ANNUITY IS NOT USED IN A RETIREMENT PLAN ELIGIBLE FOR SPECIAL TAX TREATMENT). NON-NATURAL PERSONS INCLUDE CORPORATIONS, TRUSTS, AND PARTNERSHIPS, EXCEPT WHERE THESE ENTITIES OWN AN ANNUITY FOR THE BENEFIT OF NATURAL PERSONS. NATURAL PERSONS ARE INDIVIDUALS.

           NON-NATURAL PERSONS: ANY INCREASE DURING A TAX YEAR IN THE VALUE OF AN ANNUITY IF NOT USED IN A RETIREMENT PLAN ELIGIBLE FOR SPECIAL TREATMENT UNDER THE CODE IS CURRENTLY INCLUDIBLE IN THE GROSS INCOME OF A NON-NATURAL PERSON THAT IS THE CONTRACTHOLDER. THERE ARE EXCEPTIONS IF AN ANNUITY IS HELD
BY: (A) A STRUCTURED SETTLEMENT COMPANY; (B) AN EMPLOYER WITH RESPECT TO A TERMINATED PENSION PLAN; (C) ENTITIES OTHER THAN EMPLOYERS, SUCH AS A TRUST, HOLDING AN ANNUITY AS AN AGENT FOR A NATURAL PERSON; OR (D) A DECEDENT'S ESTATE BY REASON OF THE DEATH OF THE DECEDENT.

           NATURAL PERSONS: INCREASES IN THE VALUE OF AN ANNUITY WHEN THE CONTRACTHOLDER IS A NATURAL PERSON GENERALLY ARE NOT TAXED UNTIL DISTRIBUTION OCCURS. DISTRIBUTION CAN BE IN A LUMP SUM PAYMENT OR IN ANNUITY PAYMENTS UNDER THE ANNUITY OPTION ELECTED. CERTAIN OTHER TRANSACTIONS MAY BE DEEMED TO BE A DISTRIBUTION. THE PROVISIONS OF SECTION 72 OF THE CODE CONCERNING THESE DISTRIBUTIONS ARE SUMMARIZED BRIEFLY BELOW.

           DISTRIBUTIONS: DISTRIBUTIONS RECEIVED BEFORE THE ANNUITY PAYMENTS BEGIN ARE TREATED AS BEING DERIVED FIRST FROM "INCOME ON THE CONTRACT" AND INCLUDIBLE IN GROSS INCOME. THE AMOUNT OF THE DISTRIBUTION EXCEEDING "INCOME ON THE CONTRACT" IS NOT INCLUDED IN GROSS INCOME. "INCOME ON THE CONTRACT" FOR AN ANNUITY IS COMPUTED BY SUBTRACTING FROM THE VALUE OF ALL "RELATED CONTRACTS" (OUR TERM, DISCUSSED BELOW) THE TAXPAYER'S "INVESTMENT IN THE CONTRACT": AN AMOUNT EQUAL TO TOTAL PURCHASE PAYMENTS FOR ALL "RELATED CONTRACTS" LESS ANY PREVIOUS DISTRIBUTIONS OR PORTIONS OF SUCH DISTRIBUTIONS FROM SUCH "RELATED CONTRACTS" NOT INCLUDABLE IN GROSS INCOME. "INVESTMENT IN THE CONTRACT" MAY BE AFFECTED BY WHETHER AN ANNUITY OR ANY "RELATED CONTRACT" WAS PURCHASED AS PART OF A TAX-FREE EXCHANGE OF LIFE INSURANCE OR ANNUITY CONTRACTS UNDER SECTION 1035 OF THE CODE.

"RELATED CONTRACTS" MAY MEAN ALL ANNUITY CONTRACTS OR CERTIFICATES EVIDENCING PARTICIPATION IN A GROUP ANNUITY CONTRACT FOR WHICH THE TAXPAYER IS THE
BENEFICIAL OWNER AND WHICH ARE ISSUED BY THE SAME INSURER WITHIN THE SAME CALENDAR YEAR, IRRESPECTIVE OF THE NAMED ANNUITANTS. IT IS CLEAR THAT "RELATED CONTRACTS" INCLUDE CONTRACTS PRIOR TO WHEN ANNUITY PAYMENTS BEGIN. HOWEVER, THERE MAY BE CIRCUMSTANCES UNDER WHICH "RELATED CONTRACTS" MAY INCLUDE CONTRACTS RECOGNIZED AS IMMEDIATE ANNUITIES UNDER STATE INSURANCE LAW OR ANNUITIES FOR WHICH ANNUITY PAYMENTS HAVE BEGUN. IN A RULING ADDRESSING THE APPLICABILITY OF A PENALTY ON DISTRIBUTIONS, THE INTERNAL REVENUE SERVICE TREATED DISTRIBUTIONS FROM A CONTRACT RECOGNIZED AS AN IMMEDIATE ANNUITY UNDER STATE INSURANCE LAW LIKE DISTRIBUTIONS FROM A DEFERRED ANNUITY. THE SITUATION ADDRESSED BY SUCH RULING INCLUDED THE FACT THAT: (A) THE IMMEDIATE ANNUITY WAS OBTAINED PURSUANT TO AN EXCHANGE OF CONTRACTS; AND (B) THE PURCHASE PAYMENTS FOR THE EXCHANGED CONTRACT WERE CONTRIBUTED MORE THAN ONE YEAR PRIOR TO THE FIRST ANNUITY PAYMENT PAYABLE UNDER THE IMMEDIATE ANNUITY. THIS RULING ALSO MAY OR MAY NOT IMPLY THAT ANNUITY PAYMENTS FROM A DEFERRED ANNUITY ON OR AFTER ITS ANNUITY DATE MAY BE TREATED THE SAME AS DISTRIBUTIONS PRIOR TO THE ANNUITY DATE IF SUCH DEFERRED ANNUITY WAS: (A) OBTAINED PURSUANT TO AN EXCHANGE OF CONTRACTS; AND (B) THE PURCHASE PAYMENTS FOR THE EXCHANGED CONTRACT WERE MADE OR MAY BE DEEMED TO HAVE BEEN MADE MORE THAN ONE YEAR PRIOR TO THE FIRST ANNUITY PAYMENT.

IF "RELATED CONTRACTS" INCLUDE IMMEDIATE ANNUITIES OR ANNUITIES FOR WHICH ANNUITY PAYMENTS HAVE BEGUN, THEN "RELATED CONTRACTS" WOULD HAVE TO BE TAKEN INTO CONSIDERATION IN DETERMINING THE TAXABLE PORTION OF EACH ANNUITY PAYMENT (AS OUTLINED IN THE "ANNUITY PAYMENTS" SUBSECTION BELOW) AS WELL AS IN DETERMINING THE TAXABLE PORTION OF DISTRIBUTIONS FROM AN ANNUITY OR ANY "RELATED CONTRACTS" BEFORE ANNUITY PAYMENTS HAVE BEGUN. WE CANNOT GUARANTEE THAT IMMEDIATE ANNUITIES OR ANNUITIES FOR WHICH ANNUITY PAYMENTS HAVE BEGUN COULD NOT BE DEEMED TO BE "RELATED CONTRACTS". YOU ARE PARTICULARLY CAUTIONED TO SEEK ADVICE FROM YOUR OWN TAX ADVISOR ON THIS MATTER.

           ASSIGNMENTS AND PLEDGES: ANY ASSIGNMENT OR PLEDGE OF ANY PORTION OF THE VALUE OF AN ANNUITY BEFORE ANNUITY PAYMENTS HAVE BEGUN ARE TREATED AS A DISTRIBUTION SUBJECT TO TAXATION UNDER THE DISTRIBUTION RULES SET FORTH ABOVE. ANY GAIN IN AN ANNUITY SUBSEQUENT TO THE ASSIGNMENT OR PLEDGE OF AN ENTIRE ANNUITY WHILE SUCH ASSIGNMENT OR PLEDGE REMAINS IN EFFECT IS TREATED AS "INCOME ON THE CONTRACT" IN THE YEAR IN WHICH IT IS EARNED. FOR ANNUITIES NOT ISSUED FOR USE AS QUALIFIED PLANS (SEE "TAX CONSIDERATIONS WHEN USING ANNUITIES IN CONJUNCTION WITH QUALIFIED PLANS"), THE COST BASIS OF THE ANNUITY IS INCREASED BY THE AMOUNT OF ANY ASSIGNMENT OR PLEDGE INCLUDABLE IN GROSS INCOME. THE COST BASIS IS NOT AFFECTED BY ANY REPAYMENT OF ANY LOAN FOR WHICH THE ANNUITY IS COLLATERAL OR BY PAYMENT OF ANY INTEREST THEREON.

           PENALTY ON DISTRIBUTIONS: SUBJECT TO CERTAIN EXCEPTIONS, ANY DISTRIBUTION IS SUBJECT TO A PENALTY EQUAL TO 10% OF THE AMOUNT INCLUDIBLE IN GROSS INCOME. THIS PENALTY DOES NOT APPLY TO CERTAIN DISTRIBUTIONS, INCLUDING:
(A) DISTRIBUTIONS MADE ON OR AFTER THE TAXPAYER'S AGE 59 1/2; (B) DISTRIBUTIONS MADE ON OR AFTER THE DEATH OF THE HOLDER OF THE CONTRACT, OR, WHERE THE HOLDER OF THE CONTRACT IS NOT A NATURAL PERSON, THE DEATH OF THE ANNUITANT; (C)
DISTRIBUTIONS ATTRIBUTABLE TO THE TAXPAYER'S BECOMING DISABLED; (D) DISTRIBUTIONS WHICH ARE PART OF A SCHEDULED SERIES OF SUBSTANTIALLY EQUAL PERIODIC PAYMENTS FOR THE LIFE (OR LIFE EXPECTANCY) OF THE TAXPAYER (OR THE JOINT LIVES OF THE TAXPAYER AND THE TAXPAYER'S BENEFICIARY); (E) DISTRIBUTIONS OF AMOUNTS WHICH ARE ALLOCABLE TO "INVESTMENTS IN THE CONTRACT" MADE PRIOR TO AUGUST 14, 1982; (F) PAYMENTS UNDER AN IMMEDIATE ANNUITY AS DEFINED IN THE CODE; (G) DISTRIBUTIONS UNDER A QUALIFIED FUNDING ASSET UNDER CODE SECTION 130(D); OR (H) DISTRIBUTIONS FROM AN ANNUITY PURCHASED BY AN EMPLOYER ON THE TERMINATION OF A QUALIFIED PENSION PLAN THAT IS HELD BY THE EMPLOYER UNTIL THE EMPLOYEE SEPARATES FROM SERVICE.

ANY MODIFICATION, OTHER THAN BY REASON OF DEATH OR DISABILITY, OF DISTRIBUTIONS WHICH ARE PART OF A SCHEDULED SERIES OF SUBSTANTIALLY EQUAL PERIODIC PAYMENTS AS NOTED IN (D), ABOVE, THAT OCCUR BEFORE THE TAXPAYER'S AGE 59 1/2 OR WITHIN 5 YEARS OF THE FIRST OF SUCH SCHEDULED PAYMENTS WILL RESULT IN THE REQUIREMENT TO PAY THE TAXES THAT WOULD HAVE BEEN DUE HAD THE PAYMENTS BEEN TREATED AS SUBJECT TO TAX IN THE YEARS RECEIVED, PLUS INTEREST FOR THE DEFERRAL PERIOD. IT IS OUR UNDERSTANDING THAT THE INTERNAL REVENUE SERVICE DOES NOT CONSIDER A SCHEDULED SERIES OF DISTRIBUTIONS TO QUALIFY UNDER (D), ABOVE, IF THE HOLDER OF THE ANNUITY RETAINS THE RIGHT TO MODIFY SUCH DISTRIBUTIONS AT WILL, EVEN IF SUCH RIGHT IS NOT EXERCISED, OR, FOR A VARIABLE ANNUITY, IF THE DISTRIBUTIONS ARE NOT BASED ON A SUBSTANTIALLY EQUAL NUMBER OF UNITS, RATHER THAN A SUBSTANTIALLY EQUAL DOLLAR AMOUNT.

THE INTERNAL REVENUE SERVICE HAS RULED THAT THE EXCEPTION TO THE 10% PENALTY DESCRIBED ABOVE FOR "NON-QUALIFIED" IMMEDIATE ANNUITIES AS DEFINED UNDER THE CODE MAY NOT APPLY TO ANNUITY PAYMENTS UNDER A CONTRACT RECOGNIZED AS AN IMMEDIATE ANNUITY UNDER STATE INSURANCE LAW OBTAINED PURSUANT TO AN EXCHANGE OF CONTRACTS IF: (A) PURCHASE PAYMENTS FOR THE EXCHANGED CONTRACT WERE CONTRIBUTED OR DEEMED TO BE CONTRIBUTED MORE THAN ONE YEAR PRIOR TO THE FIRST ANNUITY PAYMENT PAYABLE UNDER THE IMMEDIATE ANNUITY; AND (B) THE ANNUITY PAYMENTS UNDER THE IMMEDIATE ANNUITY DO NOT MEET THE REQUIREMENTS OF ANY OTHER EXCEPTION TO THE 10% PENALTY. THIS RULING MAY OR MAY NOT IMPLY THAT THE EXCEPTION TO THE 10% PENALTY MAY NOT APPLY TO ANNUITY PAYMENTS PAID PURSUANT TO A DEFERRED ANNUITY OBTAINED PURSUANT TO AN EXCHANGE OF CONTRACT IF: (A) PURCHASE PAYMENTS FOR THE EXCHANGED CONTRACT WERE CONTRIBUTED OR MAY BE DEEMED TO BE CONTRIBUTED MORE THAN ONE YEAR PRIOR TO THE FIRST ANNUITY PAYMENT PURSUANT TO THE DEFERRED ANNUITY CONTRACT; OR (B) THE ANNUITY PAYMENTS PURSUANT TO THE DEFERRED ANNUITY DO NOT MEET THE REQUIREMENTS OF ANY OTHER EXCEPTION TO THE 10% PENALTY.

           ANNUITY PAYMENTS: THE TAXABLE PORTION OF EACH PAYMENT IS DETERMINED BY A FORMULA WHICH ESTABLISHES THE RATIO THAT "INVESTMENT IN THE CONTRACT" BEARS TO THE TOTAL VALUE OF ANNUITY PAYMENTS TO BE MADE. HOWEVER, THE TOTAL AMOUNT EXCLUDED UNDER THIS RATIO IS LIMITED TO THE "INVESTMENT IN THE CONTRACT". THE FORMULA DIFFERS BETWEEN FIXED AND VARIABLE ANNUITY PAYMENTS. WHERE THE ANNUITY PAYMENTS CEASE BECAUSE OF THE DEATH OF THE PERSON UPON WHOSE LIFE PAYMENTS ARE BASED AND, AS OF THE DATE OF DEATH, THE AMOUNT OF ANNUITY PAYMENTS EXCLUDED FROM TAXABLE INCOME BY THE EXCLUSION RATIO DOES NOT EXCEED THE INVESTMENT IN THE CONTRACT, THEN THE REMAINING PORTION OF UNRECOVERED INVESTMENT IS ALLOWED AS A DEDUCTION IN THE TAX YEAR OF SUCH DEATH.

           GIFTS:   THE  GIFT  OF AN ANNUITY TO OTHER THAN THE  SPOUSE  OF  THE
CONTRACT HOLDER (OR FORMER SPOUSE INCIDENT TO A DIVORCE) IS TREATED FOR TAX PURPOSES AS A DISTRIBUTION.

           TAX FREE EXCHANGES: SECTION 1035 OF THE CODE PERMITS CERTAIN TAX-FREE EXCHANGES OF A LIFE INSURANCE, ANNUITY OR ENDOWMENT CONTRACT FOR AN ANNUITY. IF AN ANNUITY IS OBTAINED BY A TAX-FREE EXCHANGE OF A LIFE INSURANCE, ANNUITY OR ENDOWMENT CONTRACT PURCHASED PRIOR TO AUGUST 14, 1982, THEN ANY DISTRIBUTIONS OTHER THAN AS ANNUITY PAYMENTS WHICH DO NOT EXCEED THE PORTION OF THE "INVESTMENT IN THE CONTRACT" (PURCHASE PAYMENTS MADE INTO THE OTHER CONTRACT, LESS PRIOR DISTRIBUTIONS) PRIOR TO AUGUST 14, 1982, ARE NOT INCLUDED IN TAXABLE INCOME. IN ALL OTHER RESPECTS, THE GENERAL PROVISIONS OF THE CODE APPLY TO DISTRIBUTIONS FROM ANNUITIES OBTAINED AS PART OF SUCH AN EXCHANGE.

           TRANSFERS BETWEEN INVESTMENT OPTIONS: TRANSFERS BETWEEN INVESTMENT OPTIONS ARE NOT SUBJECT TO TAXATION. THE TREASURY DEPARTMENT MAY PROMULGATE GUIDELINES UNDER WHICH A VARIABLE ANNUITY WILL NOT BE TREATED AS AN ANNUITY FOR TAX PURPOSES IF PERSONS WITH OWNERSHIP RIGHTS HAVE EXCESSIVE CONTROL OVER THE INVESTMENTS UNDERLYING SUCH VARIABLE ANNUITY. SUCH GUIDELINES MAY OR MAY NOT ADDRESS THE NUMBER OF INVESTMENT OPTIONS OR THE NUMBER OF TRANSFERS BETWEEN INVESTMENT OPTIONS OFFERED UNDER A VARIABLE ANNUITY. IT IS NOT KNOWN WHETHER SUCH GUIDELINES, IF IN FACT PROMULGATED, WOULD HAVE RETROACTIVE EFFECT. WE WILL TAKE ANY ACTION, INCLUDING MODIFICATIONS TO YOUR ANNUITY OR THE SUB-ACCOUNTS, REQUIRED TO COMPLY WITH SUCH GUIDELINES IF PROMULGATED.

           GENERATION-SKIPPING TRANSFERS: UNDER THE CODE CERTAIN TAXES MAY BE DUE WHEN ALL OR PART OF AN ANNUITY IS TRANSFERRED TO OR A DEATH BENEFIT IS PAID TO AN INDIVIDUAL TWO OR MORE GENERATIONS YOUNGER THAN THE CONTRACT HOLDER. THESE TAXES TEND TO APPLY TO TRANSFERS OF SIGNIFICANTLY LARGE DOLLAR AMOUNTS. WE MAY BE REQUIRED TO DETERMINE WHETHER A TRANSACTION MUST BE TREATED AS A DIRECT SKIP AS DEFINED IN THE CODE AND THE AMOUNT OF THE RESULTING TAX. IF SO REQUIRED, WE WILL DEDUCT FROM YOUR ANNUITY OR FROM ANY APPLICABLE PAYMENT TO BE TREATED AS A DIRECT SKIP ANY AMOUNT WE ARE REQUIRED TO PAY AS A RESULT OF THE TRANSACTION.

          DIVERSIFICATION: SECTION 817(H) OF THE CODE PROVIDES THAT A VARIABLE ANNUITY CONTRACT, IN ORDER TO QUALIFY AS AN ANNUITY, MUST HAVE AN "ADEQUATELY DIVERSIFIED" SEGREGATED ASSET ACCOUNT (INCLUDING INVESTMENTS IN A MUTUAL FUND BY THE SEGREGATED ASSET ACCOUNT OF INSURANCE COMPANIES). THE TREASURY DEPARTMENT'S REGULATIONS PRESCRIBE THE DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITY CONTRACTS. WE BELIEVE THE UNDERLYING MUTUAL FUND PORTFOLIOS SHOULD COMPLY WITH THE TERMS OF THESE REGULATIONS.

           FEDERAL INCOME TAX WITHHOLDING: SECTION 3405 OF THE CODE PROVIDES FOR FEDERAL INCOME TAX WITHHOLDING ON THE PORTION OF A DISTRIBUTION WHICH IS INCLUDIBLE IN THE GROSS INCOME OF THE RECIPIENT. AMOUNTS TO BE WITHHELD DEPEND UPON THE NATURE OF THE DISTRIBUTION. HOWEVER, UNDER MOST CIRCUMSTANCES A RECIPIENT MAY ELECT NOT TO HAVE INCOME TAXES WITHHELD OR HAVE INCOME TAXES WITHHELD AT A DIFFERENT RATE BY FILING A COMPLETED ELECTION FORM WITH US.

CERTAIN DISTRIBUTIONS, INCLUDING ROLLOVERS, FROM MOST RETIREMENT PLANS, MAY BE SUBJECT TO AUTOMATIC 20% WITHHOLDING FOR FEDERAL INCOME TAXES. THIS WILL NOT APPLY TO: (A) ANY PORTION OF A DISTRIBUTION PAID AS MINIMUM DISTRIBUTIONS; (B) DIRECT TRANSFERS TO THE TRUSTEE OF ANOTHER RETIREMENT PLAN; (C) DISTRIBUTIONS FROM AN INDIVIDUAL RETIREMENT ACCOUNT OR INDIVIDUAL RETIREMENT ANNUITY; (D) DISTRIBUTIONS MADE AS SUBSTANTIALLY EQUAL PERIODIC PAYMENTS FOR THE LIFE OR LIFE EXPECTANCY OF THE PARTICIPANT IN THE RETIREMENT PLAN OR THE LIFE OR LIFE EXPECTANCY OF SUCH PARTICIPANT AND HIS OR HER DESIGNATED BENEFICIARY UNDER SUCH PLAN; AND (E) CERTAIN OTHER DISTRIBUTIONS WHERE AUTOMATIC 20% WITHHOLDING MAY NOT APPLY.

      TAX  CONSIDERATIONS  WHEN USING ANNUITIES IN CONJUNCTION  WITH  QUALIFIED
PLANS: THERE ARE VARIOUS TYPES OF QUALIFIED PLANS FOR WHICH AN ANNUITY MAY BE SUITABLE. BENEFITS UNDER A QUALIFIED PLAN MAY BE SUBJECT TO THAT PLAN'S TERMS AND CONDITIONS IRRESPECTIVE OF THE TERMS AND CONDITIONS OF ANY ANNUITY USED TO FUND SUCH BENEFITS ("QUALIFIED CONTRACT"). WE HAVE PROVIDED BELOW GENERAL DESCRIPTIONS OF THE TYPES OF QUALIFIED PLANS IN CONJUNCTION WITH WHICH WE MAY ISSUE AN ANNUITY. THESE DESCRIPTIONS ARE NOT EXHAUSTIVE AND ARE FOR GENERAL INFORMATIONAL PURPOSES ONLY. WE ARE NOT OBLIGATED TO MAKE OR CONTINUE TO MAKE NEW ANNUITIES AVAILABLE FOR USE WITH ALL THE TYPES OF QUALIFIED PLANS SHOWN BELOW.

THE TAX RULES REGARDING QUALIFIED PLANS ARE COMPLEX. THE APPLICATION OF THESE RULES DEPEND ON INDIVIDUAL FACTS AND CIRCUMSTANCES. BEFORE PURCHASING AN ANNUITY FOR USE IN FUNDING A QUALIFIED PLAN, YOU SHOULD OBTAIN COMPETENT TAX ADVICE, BOTH AS TO THE TAX TREATMENT AND SUITABILITY OF SUCH AN INVESTMENT.

QUALIFIED CONTRACTS INCLUDE SPECIAL PROVISIONS CHANGING OR RESTRICTING CERTAIN RIGHTS AND BENEFITS OTHERWISE AVAILABLE TO NON-QUALIFIED ANNUITIES. YOU SHOULD READ YOUR ANNUITY CAREFULLY TO REVIEW ANY SUCH CHANGES OR LIMITATIONS. THE CHANGES AND LIMITATIONS MAY INCLUDE, BUT MAY NOT BE LIMITED TO RESTRICTIONS ON OWNERSHIP, TRANSFERABILITY, ASSIGNABILITY, CONTRIBUTIONS, DISTRIBUTIONS, AS WELL AS REDUCTIONS TO THE MINIMUM ALLOWABLE PURCHASE PAYMENT FOR AN ANNUITY AND ANY SUBSEQUENT ANNUITY YOU MAY PURCHASE FOR USE AS A QUALIFIED CONTRACT. ADDITIONALLY, VARIOUS PENALTY AND EXCISE TAXES MAY APPLY TO CONTRIBUTIONS OR DISTRIBUTIONS MADE IN VIOLATION OF APPLICABLE LIMITATIONS.

          INDIVIDUAL RETIREMENT PROGRAMS: ELIGIBLE INDIVIDUALS MAY MAINTAIN AN INDIVIDUAL RETIREMENT ACCOUNT OR INDIVIDUAL RETIREMENT ANNUITY ("IRA"). SUBJECT TO LIMITATIONS, CONTRIBUTIONS OF CERTAIN AMOUNTS MAY BE DEDUCTIBLE FROM GROSS INCOME. PURCHASERS OF IRAS ARE TO RECEIVE A SPECIAL DISCLOSURE DOCUMENT, WHICH DESCRIBES LIMITATIONS ON ELIGIBILITY, CONTRIBUTIONS, TRANSFERABILITY AND DISTRIBUTIONS. IT ALSO DESCRIBES THE CONDITIONS UNDER WHICH DISTRIBUTIONS FROM IRAS AND OTHER QUALIFIED PLANS MAY BE ROLLED OVER OR TRANSFERRED INTO AN IRA ON A TAX-DEFERRED BASIS. ELIGIBLE EMPLOYERS THAT MEET SPECIFIED CRITERIA MAY ESTABLISH SIMPLIFIED EMPLOYEE PENSIONS FOR EMPLOYEES USING THE EMPLOYEES' IRAS. THESE ARRANGEMENTS ARE KNOWN AS SEP-IRAS. EMPLOYER CONTRIBUTIONS THAT MAY BE MADE TO SEP-IRAS ARE LARGER THAN THE AMOUNTS THAT MAY BE CONTRIBUTED TO OTHER IRAS, AND MAY BE DEDUCTIBLE TO THE EMPLOYER. IRAS GENERALLY MAY NOT PROVIDE LIFE INSURANCE, BUT THEY MAY PROVIDE A DE MINIMUS DEATH BENEFIT. THE CONTRACT PROVIDES AN INCREASING MINIMUM DEATH BENEFIT MIGHT BE DEEMED TO BE OTHER THAN A DE MINIMUS DEATH BENEFIT, AND IF SO, MIGHT BE DEEMED TO BE LIFE INSURANCE. YOU ARE PARTICULARLY CAUTIONED TO SEEK ADVICE FROM YOUR OWN TAX ADVISOR ON THIS MATTER.

           TAX  SHELTERED  ANNUITIES:  A TAX SHELTERED  ANNUITY  ("TSA")  UNDER
SECTION 403(B) OF THE CODE IS A CONTRACT INTO WHICH CONTRIBUTIONS MAY BE MADE FOR THE BENEFIT OF THEIR EMPLOYEES BY CERTAIN QUALIFYING EMPLOYERS: PUBLIC SCHOOLS AND CERTAIN CHARITABLE, EDUCATIONAL AND SCIENTIFIC ORGANIZATIONS. SUCH CONTRIBUTIONS ARE NOT TAXABLE TO THE EMPLOYEE UNTIL DISTRIBUTIONS ARE MADE FROM THE TSA. THE CODE IMPOSES LIMITS ON CONTRIBUTIONS, TRANSFERS AND DISTRIBUTIONS. NONDISCRIMINATION REQUIREMENTS APPLY AS WELL. PURCHASERS OF THE CONTRACTS FOR SUCH PURPOSES SHOULD SEEK COMPETENT ADVICE AS TO ELIGIBILITY, LIMITATIONS ON PERMISSIBLE AMOUNTS OF PURCHASE PAYMENTS AND OTHER TAX CONSEQUENCES ASSOCIATED WITH THE CONTRACTS. IN PARTICULAR, PURCHASERS SHOULD CONSIDER THAT THE CONTRACT PROVIDES AN INCREASING MINIMUM DEATH BENEFIT. IT IS POSSIBLE THAT SUCH DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL DEATH BENEFIT. IF THE DEATH BENEFIT WERE SO CHARACTERIZED, THIS COULD RESULT IN CURRENTLY TAXABLE INCOME TO PURCHASERS. IN ADDITION, THERE ARE LIMITATIONS ON THE AMOUNT OF INCIDENTAL DEATH BENEFITS THAT MAY BE PROVIDED UNDER A TAX-
SHELTERED ANNUITY. EVEN IF THE DEATH BENEFIT UNDER THE CONTRACT WERE CHARACTERIZED AS AN INCIDENTAL DEATH BENEFIT, IT IS UNLIKELY TO VIOLATE THOSE LIMITS UNLESS THE PURCHASER ALSO PURCHASES A LIFE INSURANCE CONTRACT AS PART OF HIS OR HER TAX-SHELTERED ANNUITY PLAN.

          CORPORATE PENSION AND PROFIT-SHARING PLANS: ANNUITIES MAY BE USED TO FUND EMPLOYEE BENEFITS OF VARIOUS RETIREMENT PLANS ESTABLISHED BY CORPORATE EMPLOYERS. CONTRIBUTIONS TO SUCH PLANS ARE NOT TAXABLE TO THE EMPLOYEE UNTIL DISTRIBUTIONS ARE MADE FROM THE RETIREMENT PLAN. THE CODE IMPOSES LIMITATIONS ON CONTRIBUTIONS AND DISTRIBUTIONS. THE TAX TREATMENT OF DISTRIBUTIONS IS SUBJECT TO SPECIAL PROVISIONS OF THE CODE, AND ALSO DEPENDS ON THE DESIGN OF THE SPECIFIC RETIREMENT PLAN. THERE ARE ALSO SPECIAL REQUIREMENTS AS TO PARTICIPATION, NONDISCRIMINATION, VESTING AND NONFORFEITABILITY OF INTERESTS.

           H.R. 10 PLANS: ANNUITIES MAY ALSO BE USED TO FUND BENEFITS OF RETIREMENT PLANS ESTABLISHED BY SELF-EMPLOYED INDIVIDUALS FOR THEMSELVES AND THEIR EMPLOYEES. THESE ARE COMMONLY KNOWN AS "H.R. 10 PLANS" OR "KEOGH PLANS". THESE PLANS ARE SUBJECT TO MOST OF THE SAME TYPES OF LIMITATIONS AND
REQUIREMENTS AS RETIREMENT PLANS ESTABLISHED BY CORPORATIONS. HOWEVER, THE EXACT LIMITATIONS AND REQUIREMENTS MAY DIFFER FROM THOSE FOR CORPORATE PLANS.

           TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED ANNUITIES: A 10% PENALTY TAX APPLIES TO THE TAXABLE PORTION OF A DISTRIBUTION FROM A QUALIFIED CONTRACT UNLESS ONE OF THE FOLLOWING EXCEPTIONS APPLY TO SUCH DISTRIBUTION:
(A) IT IS PART OF A PROPERLY EXECUTED TRANSFER TO ANOTHER IRA, AN INDIVIDUAL RETIREMENT ACCOUNT OR ANOTHER ELIGIBLE QUALIFIED PLAN; (B) IT OCCURS ON OR
AFTER  THE  TAXPAYER'S  AGE  59  1/2; (C) IT IS  SUBSEQUENT  TO  THE  DEATH  OR
DISABILITY  OF  THE  TAXPAYER (FOR THIS PURPOSE DISABILITY  IS  AS  DEFINED  IN
SECTION 72(M)(7) OF THE CODE); (D) IT IS PART OF SUBSTANTIALLY EQUAL PERIODIC PAYMENTS TO BE PAID NOT LESS FREQUENTLY THAN ANNUALLY FOR THE TAXPAYER'S LIFE OR LIFE EXPECTANCY OR FOR THE JOINT LIVES OR LIFE EXPECTANCIES OF THE TAXPAYER AND A DESIGNATED BENEFICIARY; (E) IT IS SUBSEQUENT TO A SEPARATION FROM SERVICE AFTER THE TAXPAYER ATTAINS AGE 55; (F) IT DOES NOT EXCEED THE EMPLOYEE'S ALLOWABLE DEDUCTION IN THAT TAX YEAR FOR MEDICAL CARE; AND (G) IT IS MADE TO AN ALTERNATE PAYEE PURSUANT TO A QUALIFIED DOMESTIC RELATIONS ORDER. THE EXCEPTIONS STATED ABOVE IN (E), (F) AND (G) DO NOT APPLY TO IRAS.

           SECTION 457 PLANS: UNDER SECTION 457 OF THE CODE, DEFERRED COMPENSATION PLANS ESTABLISHED BY GOVERNMENTAL AND CERTAIN OTHER TAX EXEMPT EMPLOYERS FOR THEIR EMPLOYEES MAY INVEST IN ANNUITY CONTRACTS. THE CODE LIMITS CONTRIBUTION AND DISTRIBUTIONS, AND IMPOSES ELIGIBILITY REQUIREMENTS AS WELL. CONTRIBUTIONS ARE NOT TAXABLE TO EMPLOYEES UNTIL DISTRIBUTED FROM THE PLAN. HOWEVER, PLAN ASSETS REMAIN THE PROPERTY OF THE EMPLOYER AND ARE SUBJECT TO THE CLAIMS OF THE EMPLOYER'S GENERAL CREDITORS UNTIL SUCH ASSETS ARE MADE AVAILABLE TO PARTICIPANTS OR THEIR BENEFICIARIES.

SALE  OF  THE  ANNUITIES:   AMERICAN SKANDIA MARKETING, INCORPORATED,  FORMERLY
SKANDIA LIFE EQUITY SALES CORPORATION A WHOLLY-OWNED SUBSIDIARY OF AMERICAN SKANDIA INVESTMENT HOLDING CORPORATION, ACTS AS THE PRINCIPAL UNDERWRITER OF THE ANNUITIES. ASM, INC.'S PRINCIPAL BUSINESS ADDRESS IS ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484. ASM, INC. IS A MEMBER OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD").

      DISTRIBUTION: ASM, INC. WILL ENTER INTO DISTRIBUTION AGREEMENTS WITH CERTAIN BROKER-DEALERS REGISTERED UNDER THE SECURITIES AND EXCHANGE ACT OF 1934 OR WITH ENTITIES WHICH MAY OTHERWISE OFFER THE ANNUITIES THAT ARE EXEMPT FROM SUCH REGISTRATION. ASM, INC. MAY OFFER ANNUITIES DIRECTLY TO POTENTIAL PURCHASERS. WE RESERVE THE RIGHT TO BASE CONCESSIONS FROM TIME-TO-TIME ON THE INVESTMENT OPTIONS CHOSEN BY ANNUITY OWNERS, INCLUDING INVESTMENT OPTIONS THAT MAY BE DEEMED OUR "AFFILIATES" OR "AFFILIATES" OF ASM, INC. UNDER THE 1940 ACT.

AS OF THE DATE OF THIS PROSPECTUS, WE WERE PROMOTING THE SALE OF OUR PRODUCTS AND THE SOLICITATION OF ADDITIONAL PURCHASE PAYMENTS, WHERE APPLICABLE, FOR OUR PRODUCTS, INCLUDING ANNUITIES OFFERED PURSUANT TO THIS PROSPECTUS, THROUGH A PROGRAM OF NON-CASH MERIT REWARDS TO REGISTERED REPRESENTATIVES OF PARTICIPATING BROKER-DEALERS. WE MAY WITHDRAW OR ALTER THIS PROMOTION AT ANY TIME.

       ADVERTISING: WE MAY ADVERTISE CERTAIN INFORMATION REGARDING THE PERFORMANCE OF THE INVESTMENT OPTIONS. DETAILS ON HOW WE CALCULATE PERFORMANCE MEASURES FOR THE SUB-ACCOUNTS AND THE SOURCE OF PERFORMANCE INFORMATION REGARDING THE UNDERLYING MUTUAL FUNDS ARE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION. THIS PERFORMANCE INFORMATION MAY HELP YOU REVIEW THE PERFORMANCE OF THE INVESTMENT OPTIONS AND PROVIDE A BASIS FOR COMPARISON WITH OTHER ANNUITIES. THIS INFORMATION MAY BE LESS USEFUL WHEN COMPARING THE PERFORMANCE OF THE INVESTMENT OPTIONS WITH OTHER SAVINGS OR INVESTMENT VEHICLES. SUCH OTHER INVESTMENTS MAY NOT PROVIDE SOME OF THE BENEFITS OF ANNUITIES, OR MAY NOT BE DESIGNED FOR LONG-TERM INVESTMENT PURPOSES. ADDITIONALLY OTHER SAVINGS OR INVESTMENT VEHICLES MAY NOT BE TREATED LIKE ANNUITIES UNDER THE CODE.

PERFORMANCE INFORMATION IS BASED ON PAST PERFORMANCE ONLY AND IS NO INDICATION OF FUTURE PERFORMANCE. PERFORMANCE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PERFORMANCE IN THE FUTURE. PERFORMANCE IS NOT FIXED. ACTUAL PERFORMANCE WILL DEPEND ON THE TYPE, QUALITY AND, FOR SOME OF THE SUB-ACCOUNTS, THE MATURITIES OF THE INVESTMENTS HELD BY THE UNDERLYING MUTUAL FUND PORTFOLIOS AND UPON PREVAILING MARKET CONDITIONS AND THE RESPONSE OF THE UNDERLYING MUTUAL FUND PORTFOLIOS TO SUCH CONDITIONS. ACTUAL PERFORMANCE WILL ALSO DEPEND ON CHANGES IN THE EXPENSES OF THE UNDERLYING MUTUAL FUND PORTFOLIOS. SUCH CHANGES ARE REFLECTED, IN TURN, IN THE SUB-ACCOUNT WHICH INVESTS IN SUCH UNDERLYING MUTUAL FUND PORTFOLIO. IN ADDITION, THE AMOUNT OF CHARGES ASSESSED AGAINST EACH SUB-ACCOUNT WILL AFFECT SUB-ACCOUNT PERFORMANCE.

SOME OF THE UNDERLYING MUTUAL FUND PORTFOLIOS EXISTED PRIOR TO THE INCEPTION OF
THESE  SUB-ACCOUNTS.   PERFORMANCE QUOTED IN ADVERTISING  REGARDING  SUCH  SUB-
ACCOUNTS MAY INDICATE PERIODS DURING WHICH THE SUB-ACCOUNTS HAVE BEEN IN EXISTENCE BUT PRIOR TO THE INITIAL OFFERING OF THE ANNUITIES, OR PERIODS DURING WHICH THE UNDERLYING MUTUAL FUND PORTFOLIOS HAVE BEEN IN EXISTENCE, BUT THE SUB-ACCOUNTS HAVE NOT. SUCH HYPOTHETICAL PERFORMANCE IS CALCULATED USING THE SAME ASSUMPTIONS EMPLOYED IN CALCULATING ACTUAL PERFORMANCE SINCE INCEPTION OF THE
SUB-ACCOUNTS.   SEE  "CALCULATION OF PERFORMANCE  DATA"  IN  THE  STATEMENT  OF
ADDITIONAL INFORMATION.

AS PART OF ANY ADVERTISEMENT OF STANDARD TOTAL RETURN, WE MAY ADVERTISE THE "NON-STANDARD TOTAL RETURN" OF THE SUB-ACCOUNTS. NON-STANDARD TOTAL RETURN DOES NOT TAKE INTO CONSIDERATION THE ANNUITY'S MAXIMUM SALES CHARGE OR MAXIMUM MAINTENANCE FEES.

ADVERTISEMENTS WE DISTRIBUTE MAY ALSO COMPARE PERFORMANCE WITH: (A) CERTAIN UNMANAGED MARKET INDICES, INCLUDING BUT NOT LIMITED TO THE DOW JONES INDUSTRIAL AVERAGE, THE STANDARD & POOR'S 500, THE SHEARSON LEHMAN BOND INDEX, THE FRANK RUSSELL NON-U.S. UNIVERSAL MEAN, THE MORGAN STANLEY CAPITAL INTERNATIONAL INDEX OF EUROPE, ASIA AND FAR EAST FUNDS, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX; AND/OR (B) OTHER MANAGEMENT INVESTMENT COMPANIES WITH INVESTMENT OBJECTIVES SIMILAR TO THE UNDERLYING MUTUAL FUND PORTFOLIOS. THIS MAY INCLUDE THE PERFORMANCE RANKING ASSIGNED BY VARIOUS PUBLICATIONS, INCLUDING BUT NOT LIMITED TO THE WALL STREET JOURNAL, FORBES, FORTUNE, MONEY, BARRON'S, BUSINESS WEEK, USA TODAY AND STATISTICAL SERVICES, INCLUDING BUT NOT LIMITED TO LIPPER ANALYTICAL SERVICES MUTUAL FUNDS SURVEY, LIPPER ANNUITY AND CLOSED END SURVEY, THE VARIABLE ANNUITY RESEARCH DATA SURVEY, SEI, THE MORNINGSTAR MUTUAL FUND SOURCEBOOK AND THE MORNINGSTAR VARIABLE ANNUITY/LIFE SOURCEBOOK.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION MAY ADVERTISE ITS RANKINGS AND/OR RATINGS BY INDEPENDENT FINANCIAL RATINGS SERVICES. SUCH RANKINGS OR RATINGS MAY HELP YOU IN EVALUATING OUR ABILITY TO MEET OUR OBLIGATIONS TO PAY MINIMUM DEATH BENEFITS, PAY ANNUITY PAYMENTS OR ADMINISTER ANNUITIES. SUCH RANKINGS AND RATINGS DO NOT REFLECT OR RELATE TO THE PERFORMANCE OF SEPARATE ACCOUNT B.

OTHER  MATTERS:   OUTLINED BELOW ARE CERTAIN MISCELLANEOUS MATTERS  YOU  SHOULD
KNOW BEFORE INVESTING IN AN ANNUITY.

      DEFERRAL OF TRANSACTIONS: WE MAY DEFER ANY ANNUITY PAYOUT FOR A PERIOD NOT TO EXCEED THE LESSER OF 6 MONTHS OR THE PERIOD PERMITTED BY LAW. IF WE DEFER ANY ANNUITY PAYOUT FOR MORE THAN THIRTY DAYS OR LESS WHERE REQUIRED BY LAW, WE PAY INTEREST OF AT LEAST 3% PER YEAR ON THE AMOUNT DEFERRED. WE MAY
DEFER PAYMENT OF PROCEEDS OF ANY DISTRIBUTION FROM ANY SUB-ACCOUNT OR ANY TRANSFER FROM A SUB-ACCOUNT FOR A PERIOD NOT TO EXCEED 7 CALENDAR DAYS FROM THE DATE THE TRANSACTION IS EFFECTED. ANY OTHER DEFERRAL PERIOD BEGINS ON THE DATE SUCH DISTRIBUTION OR TRANSFER WOULD OTHERWISE HAVE BEEN TRANSACTED.

ALL PROCEDURES, INCLUDING PAYMENT, BASED ON THE VALUATION OF THE SUB-ACCOUNTS MAY BE POSTPONED DURING THE PERIOD (A) THE NEW YORK STOCK EXCHANGE IS CLOSED (OTHER THAN CUSTOMARY HOLIDAYS OR WEEKENDS), OR TRADING ON THE NEW YORK STOCK EXCHANGE IS RESTRICTED AS DETERMINED BY THE SEC; (B) THE SEC PERMITS POSTPONEMENT AND SO ORDERS; OR (C) THE SEC DETERMINES THAT AN EMERGENCY EXISTS MAKING VALUATION OR DISPOSAL OF SECURITIES NOT REASONABLY PRACTICAL.

      RESOLVING MATERIAL CONFLICTS: UNDERLYING MUTUAL FUNDS OR PORTFOLIOS MAY BE AVAILABLE TO REGISTERED SEPARATE ACCOUNTS OFFERING EITHER OR BOTH LIFE AND ANNUITY CONTRACTS OF INSURANCE COMPANIES NOT AFFILIATED WITH US. WE ALSO MAY OFFER LIFE INSURANCE AND/OR ANNUITY CONTRACTS THAT OFFER DIFFERENT VARIABLE INVESTMENT OPTIONS FROM THOSE OFFERED UNDER THIS ANNUITY, BUT WHICH INVEST IN THE SAME UNDERLYING MUTUAL FUNDS OR PORTFOLIOS. IT IS POSSIBLE THAT DIFFERENCES MIGHT ARISE BETWEEN OUR SEPARATE ACCOUNT B AND ONE OR MORE ACCOUNTS OF OTHER INSURANCE COMPANIES WHICH PARTICIPATE IN A PORTFOLIO. IT IS ALSO POSSIBLE THAT DIFFERENCES MIGHT ARISE BETWEEN A SUB-ACCOUNT OFFERED UNDER THIS ANNUITY AND VARIABLE INVESTMENT OPTIONS OFFERED UNDER DIFFERENT LIFE INSURANCE POLICIES OR ANNUITIES WE OFFER, EVEN THOUGH SUCH DIFFERENT VARIABLE INVESTMENT OPTIONS INVEST IN THE SAME UNDERLYING MUTUAL FUND OR PORTFOLIO. IN SOME CASES, IT IS POSSIBLE THAT THE DIFFERENCES COULD BE CONSIDERED "MATERIAL CONFLICTS". SUCH A "MATERIAL CONFLICT" COULD ALSO ARISE DUE TO CHANGES IN THE LAW (SUCH AS STATE INSURANCE LAW OR FEDERAL TAX LAW) WHICH AFFECT EITHER THESE DIFFERENT LIFE AND ANNUITY SEPARATE ACCOUNTS OR DIFFERING LIFE INSURANCE POLICIES AND ANNUITIES. IT COULD ALSO ARISE BY REASON OF DIFFERENCES IN VOTING INSTRUCTIONS OF PERSONS WITH VOTING RIGHTS UNDER OUR POLICIES AND/OR ANNUITIES AND THOSE OF OTHER COMPANIES, PERSONS WITH VOTING RIGHTS UNDER ANNUITIES AND THOSE WITH RIGHTS UNDER LIFE POLICIES, OR PERSONS WITH VOTING RIGHTS UNDER ONE OF OUR LIFE POLICIES OR ANNUITIES WITH THOSE UNDER OTHER LIFE POLICIES OR ANNUITIES WE OFFER. IT COULD ALSO ARISE FOR OTHER REASONS. WE WILL MONITOR EVENTS SO WE
CAN IDENTIFY HOW TO RESPOND TO SUCH CONFLICTS. IF SUCH A CONFLICT OCCURS, WE WILL TAKE THE NECESSARY ACTION TO PROTECT PERSONS WITH VOTING RIGHTS UNDER OUR LIFE POLICIES OR ANNUITIES VIS-A-VIS THOSE WITH RIGHTS UNDER LIFE POLICIES OR ANNUITIES OFFERED BY OTHER INSURANCE COMPANIES. WE WILL ALSO TAKE THE NECESSARY ACTION TO TREAT EQUITABLY PERSONS WITH VOTING RIGHTS UNDER THIS ANNUITY AND ANY PERSONS WITH VOTING RIGHTS UNDER ANY OTHER LIFE POLICY OR ANNUITY WE OFFER.

      MODIFICATION:   WE RESERVE THE RIGHT TO DO ANY OR ALL OF  THE  FOLLOWING:
(A) COMBINE A SUB-ACCOUNT WITH OTHER SUB-ACCOUNTS; (B) COMBINE SEPARATE ACCOUNT B OR A PORTION THEREOF WITH OTHER SEPARATE ACCOUNTS; (C) DEREGISTER SEPARATE ACCOUNT B UNDER THE 1940 ACT; (D) OPERATE SEPARATE ACCOUNT B AS A MANAGEMENT INVESTMENT COMPANY UNDER THE 1940 ACT OR IN ANY OTHER FORM PERMITTED BY LAW;
(E) MAKE CHANGES REQUIRED BY ANY CHANGE IN THE SECURITIES ACT OF 1933, THE EXCHANGE ACT OF 1934 OR THE 1940 ACT; (F) MAKE CHANGES THAT ARE NECESSARY TO
MAINTAIN THE TAX STATUS OF YOUR ANNUITY UNDER THE CODE; AND (G) MAKE CHANGES REQUIRED BY ANY CHANGE IN OTHER FEDERAL OR STATE LAWS RELATING TO RETIREMENT ANNUITIES OR ANNUITY CONTRACTS.

ALSO, FROM TIME TO TIME, WE MAY MAKE ADDITIONAL SUB-ACCOUNTS AVAILABLE TO YOU. THESE SUB-ACCOUNTS WILL INVEST IN UNDERLYING MUTUAL FUNDS OR PORTFOLIOS OF UNDERLYING MUTUAL FUNDS WE BELIEVE TO BE SUITABLE FOR THE ANNUITY. WE MAY OR MAY NOT MAKE A NEW SUB-ACCOUNT AVAILABLE TO INVEST IN ANY NEW PORTFOLIO OF THE CURRENT UNDERLYING MUTUAL FUND SHOULD SUCH A PORTFOLIO BE MADE AVAILABLE TO SEPARATE ACCOUNT B.

WE MAY ELIMINATE SUB-ACCOUNTS, COMBINE TWO OR MORE SUB-ACCOUNTS OR SUBSTITUTE ONE OR MORE NEW UNDERLYING MUTUAL FUNDS OR PORTFOLIOS FOR THE ONE IN WHICH A SUB-ACCOUNT IS INVESTED. SUBSTITUTIONS MAY BE NECESSARY IF WE BELIEVE AN UNDERLYING MUTUAL FUND OR PORTFOLIO NO LONGER SUITS THE PURPOSE OF THE ANNUITY. THIS MAY HAPPEN DUE TO A CHANGE IN LAWS OR REGULATIONS, OR A CHANGE IN THE INVESTMENT OBJECTIVES OR RESTRICTIONS OF AN UNDERLYING MUTUAL FUND OR PORTFOLIO, OR BECAUSE THE UNDERLYING MUTUAL FUND OR PORTFOLIO IS NO LONGER AVAILABLE FOR INVESTMENT, OR FOR SOME OTHER REASON. WE WOULD OBTAIN PRIOR APPROVAL FROM THE INSURANCE DEPARTMENT OF OUR STATE OF DOMICILE, IF SO REQUIRED BY LAW, BEFORE MAKING SUCH A SUBSTITUTION, DELETION OR ADDITION. WE ALSO WOULD OBTAIN PRIOR APPROVAL FROM THE SEC SO LONG AS REQUIRED BY LAW, AND ANY OTHER REQUIRED APPROVALS BEFORE MAKING SUCH A SUBSTITUTION, DELETION OR ADDITION.

WE RESERVE THE RIGHT TO TRANSFER ASSETS OF SEPARATE ACCOUNT B, WHICH WE DETERMINE TO BE ASSOCIATED WITH THE CLASS OF CONTRACTS TO WHICH YOUR ANNUITY BELONGS, TO ANOTHER SEPARATE ACCOUNT. WE NOTIFY YOU (AND/OR ANY PAYEE DURING THE PAYOUT PHASE) OF ANY MODIFICATION TO YOUR ANNUITY. WE MAY ENDORSE YOUR ANNUITY TO REFLECT THE CHANGE.

      MISSTATEMENT OF AGE OR SEX: IF THERE HAS BEEN A MISSTATEMENT OF THE AGE AND/OR SEX OF ANY PERSON UPON WHOSE LIFE ANNUITY PAYMENTS OR THE MINIMUM DEATH BENEFIT ARE BASED, WE MAKE ADJUSTMENTS TO CONFORM TO THE FACTS. AS TO ANNUITY
PAYMENTS: (A) ANY UNDERPAYMENTS BY US WILL BE REMEDIED ON THE NEXT PAYMENT FOLLOWING CORRECTION; AND (B) ANY OVERPAYMENTS BY US WILL BE CHARGED AGAINST FUTURE AMOUNTS PAYABLE BY US UNDER YOUR ANNUITY.

      ENDING  THE  OFFER:   WE  MAY  LIMIT OR DISCONTINUE  OFFERING  ANNUITIES.
EXISTING ANNUITIES WILL NOT BE AFFECTED BY ANY SUCH ACTION.

     LEGAL PROCEEDINGS: AS OF THE DATE OF THIS PROSPECTUS, NEITHER WE NOR ASM, INC. WERE INVOLVED IN ANY LITIGATION OUTSIDE OF THE ORDINARY COURSE OF BUSINESS, AND KNOW OF NO MATERIAL CLAIMS.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION: THE FOLLOWING ARE THE CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION:

     (1)  GENERAL   INFORMATION  REGARDING  AMERICAN  SKANDIA  LIFE   ASSURANCE
          CORPORATION

     (2)  PRINCIPAL UNDERWRITER

     (3)  CALCULATION OF PERFORMANCE DATA

     (4)  UNIT PRICE DETERMINATIONS

     (5)  INDEPENDENT AUDITORS

     (6)  LEGAL EXPERTS

     (7)  FINANCIAL STATEMENTS






                                  APPENDIX A

   APPENDIX A  UNDERLYING MUTUAL FUNDS' PORTFOLIO INVESTMENT OBJECTIVES AND
                                   POLICIES

The investment objectives for each underlying mutual fund are in bold face. Please refer to the prospectuses of each underlying mutual fund for more complete details and risk factors applicable to certain portfolios.

                            American Skandia Trust

JanCap Growth Portfolio: The investment objective of the JanCap Growth Portfolio is growth of capital in a manner consistent with the preservation of capital. Realization of income is not a significant investment consideration and any income realized on investments, therefore, will be incidental to this objective. The objective will be pursued by emphasizing investments in common stocks. Common stock investments will be in industries and companies that the portfolio's sub-advisor believes are experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory environment. Investments may be made to a lesser degree in preferred stocks, convertible securities, warrants, government securities, corporate bonds and debentures, high-grade commercial paper, certificates of deposit, or other securities of U.S. issuers, when the JanCap Growth Portfolio perceives an opportunity for capital growth from such securities or so that a return may be received on its idle cash. Securities of foreign issuers, including securities of foreign governments and Euromarket securities, also may be purchased. Although it is the general policy of the JanCap Growth Portfolio to purchase and hold securities for capital growth, changes will be made whenever the portfolio's sub-advisor believes they are advisable. Because investment changes usually will be made without reference to the length of time a security has been held, a significant number of short-term transactions may result.

Investments  also may be made in "special situations" from  time  to  time.   A
"special situation" arises when, in the opinion of the portfolio's sub-advisor, the securities of a particular company will be recognized and appreciate in value due to a specific development, such as a technological breakthrough,
management  change  or  a  new  product at that company.   Subject  to  certain
limitations, the JanCap Growth Portfolio may purchase and write options on securities (including index options) and options on foreign currencies, and may invest in futures contracts for the purchase or sale of instruments based on financial indices, including interest rates or an index of U.S. Government or foreign government securities or equity or fixed-income securities, futures
contracts   on  foreign  currencies  and  fixed  income  securities   ("futures
contracts"), options on futures contracts, forward contracts and swaps and swap-
related  products.   These  instruments will  be  used  primarily  for  hedging
purposes.   Investment  of  up to 15% of the JanCap  Growth  Portfolio's  total assets may be made in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions.

Lord Abbett Growth and Income Portfolio: The investment objective of the Lord Abbett Growth and Income Portfolio is long-term growth of capital and income while attempting to avoid excessive fluctuations in market value. This objective will be pursued by investing in securities which are selling at reasonable prices in relation to value. Normally, investments will be made in common stocks of large, seasoned companies which are in sound financial condition and are expected to show above-average growth.

Seligman Henderson International Equity Portfolio: The investment objective of the Seligman Henderson International Equity Portfolio is long-term capital appreciation consistent with preservation of capital primarily through investment in securities of non-United States issuers. The portfolio may invest in securities of issuers domiciled in any country but under normal conditions investments will be made in two principal regions: The United Kingdom and Continental Europe; and the Pacific Basin Countries. Continental European countries include Austria, Belgium, Denmark, Federal Republic of
Germany,  Finland,  France,  Greece, Ireland, Italy,  Luxembourg,  Netherlands,
Norway, Portugal, Spain, Sweden and Switzerland. Countries in the Pacific Basin include Australia, Hong Kong, India, Japan, Korea, Malaysia, New Zealand, People's Republic of China, Philippines, Singapore, Taiwan, and Thailand. The portfolio believes that it will usually have assets invested in both of these regions. Although under normal market conditions the portfolio will invest in a minimum of five countries, it may have assets invested in many of the above countries. Investments will not normally be made in securities of issuers located in the United States or Canada.

Seligman  Henderson International Small Cap:  The investment objective  of  the
Seligman Henderson International Small Cap Portfolio is long-term capital appreciation. The portfolio seeks to achieve this objective primarily by making international investments in securities of companies with small to medium market capitalizations. The portfolio may invest in securities of issuers domiciled in any country. Under normal conditions investments will be made in three principal regions: The United Kingdom/Continental Europe; the Pacific Basin; and Latin American. Under normal market conditions, the portfolio's assets will be invested in securities of issuers located in at least three different countries. Investments will not normally be made in securities of issuers located in the United States or Canada. Some of the countries in which the portfolio may invest may be considered to be developing and may involve special risks The portfolio may invest in all types of securities, most of which will be denominated in currencies other than the U.S. dollar. The portfolio will normally invest its assets in equity securities, including common stock, securities convertible into common stock, depository receipts for these securities and warrants. The portfolio may, however, invest up to 25% of its assets in preferred stock and debt securities if the sub-advisor believes that the capital appreciation available from an investment in such securities will equal or exceed the capital appreciation available from an investment in equity securities. In extraordinary circumstances, the portfolio may invest for temporary defensive purposes, without limit, in large capitalization companies or increase its investments in debt securities.

Equity securities in which the portfolio will invest may be listed on a foreign stock exchange or traded in foreign over-the-counter markets. Under normal market conditions, the portfolio will invest at least 65% of its total assets in securities of small-to medium-sized companies with market capitalizations up to $750 million, although up to 35% of its total assets may be invested in securities of companies with market capitalizations over $750 million There is no requirement that the debt securities in which the portfolio may invest be rated by a recognized rating agency. However, it is the portfolio's policy that investments in debt securities, whether rated or unrated, will be made only if they are "investment grade" securities or are, in the opinion of the sub-advisor, of equivalent quality to "investment grade" securities. The portfolio may also invest in securities represented by European Depository Receipts ("EDRs") or American Depository Receipts ("ADRs"). Investments in small companies may involve greater risks, such as limited product lines, markets and financial or managerial resources. Less frequently-traded securities may be subject to more abrupt price movements than securities of larger companies.

AST Money Market Portfolio: The investment objectives of the AST Money Market Portfolio are to maximize current income and maintain high levels of liquidity. This portfolio attempts to accomplish its objectives by maintaining a dollar-weighted average maturity of not more than 90 days and by investing in the types of securities described below which have effective maturities of not more than 397 days. Investments may include obligations of the United States government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances of certain financial institutions which have more than $2 billion in total assets; commercial paper and corporate bonds; asset-backed securities; and repurchase and reverse repurchase agreements. Securities may be purchased on a when-issued or delayed delivery basis. Subject to applicable investment restrictions, the AST Money Market Portfolio also may lend its securities.

Federated Utility Income Portfolio: The investment objective of the Federated Utility Income Portfolio is to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. The portfolio intends to achieve its investment objective by investing in equity and debt securities of utility companies that produce, transmit or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. As a matter of investment policy that can be changed without shareholder vote, the portfolio will invest at least 65% of its total assets in securities of utility companies.

Federated High Yield Portfolio: The investment objective of the Federated High Yield Portfolio is to seek high current income by investing primarily in a diversified portfolio of fixed income securities. The portfolio will invest 65% of its assets in lower-rated fixed income bonds. The corporate debt obligations in which the portfolio invests are usually not in the three highest rating categories of a nationally recognized rating organization (AAA, AA, or A for Standard & Poor's and Aaa, Aa or A for Moody's) but are in the lower rating categories or are unrated but are of comparable quality and have speculative characteristics or are speculative. Lower-rated or unrated bonds are commonly referred to as "junk bonds". There is no minimal acceptable rating for a security to be purchased or held in the portfolio, and the portfolio may, from time to time, purchase or hold securities rated in the lowest rating category. Under normal circumstances, the portfolio will not invest more than 10% of the value of its total assets in equity securities. The fixed income securities in which the portfolio may invest include, but are not limited to: preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates. The portfolio will invest primarily in fixed rate corporate debt obligations.

AST Phoenix Balanced Asset Portfolio: The AST Phoenix Balanced Asset Portfolio seeks as its investment objective reasonable income, long-term capital growth and conservation of capital. The portfolio intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value. The portfolio may invest in any type or class of security. Normally, the portfolio will invest in common stocks and fixed income securities; however, it may also invest in securities convertible into common stocks. At least 25% of the value of its assets will be invested in fixed income senior securities. The portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes and may invest in deferred or zero coupon debt obligations. In implementing the investment objective of the portfolio, the sub-advisor will select securities believed to have potential for the production of current income, with emphasis on securities that also have potential for capital enhancement. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, the portfolio may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.

AST Phoenix Capital Growth Portfolio: The investment objective of the AST Phoenix Capital Growth Portfolio is to seek long-term appreciation of capital. Because income is not an objective, any income generated by the portfolio's assets will be incidental to its objective. The portfolio intends to invest primarily in the common stock of companies believed by management to have appreciation potential. Normally its investment will consist largely of common stocks selected for the promise they offer of appreciation of capital. However, the portfolio may also invest in preferred stocks, bonds, convertible preferred stocks and convertible debentures if, in the judgment of management, the investment would further its investment objective. The portfolio may also engage in certain options transactions and enter into financial futures contracts and related options for hedging purposes. Each security held will be monitored to determine whether it is contributing to the basic objective of long-term appreciation of capital.

T. Rowe Price Asset Allocation Portfolio: The investment objective of the T. Rowe Price Asset Allocation Portfolio is to seek a high level of total return by investing primarily in a diversified group of fixed income and equity securities. The portfolio is designed to balance the potential appreciation of common stocks with the income and principal stability of bonds over the long term. Under normal market conditions over the long-term, the portfolio expects to allocate its assets (other than cash reserves) so that approximately 40% of such assets will be in fixed income securities and approximately 60% in equity securities.

The  portfolio's  fixed  income securities will be allocated  among  investment
grade,  high  yield  and  non-dollar  debt securities.   The  weighted  average
maturity for this portion of the portfolio is generally expected to be between four and nine years, although it may vary significantly. High-yielding, income-producing debt securities (commonly referred to as "junk bonds") and preferred stocks including convertible securities may be purchased without regard to maturity, however, the average maturity of the bonds is expected to be approximately 10 years, although it may vary if market conditions warrant. Quality will generally range from lower-medium to low and the portfolio may also purchase bonds in default if, in the opinion of the sub-advisor, there is significant potential for capital appreciation.

The portfolio's equity securities will be allocated among large and small-cap U.S. and non-dollar equity securities. Large-cap will be stocks in the S&P 500 and stocks of well-established companies which can produce increasing dividend income. Small-cap will be common stocks of small companies or companies which offer the possibility of accelerated earnings growth because of rejuvenated management, new products or structural changes in the economy. Current income is not a factor in the selection of these stocks.

The portfolio will generally trade in securities (either common stocks or bonds) for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held.

T.  Rowe Price International Equity Portfolio:  The investment objective of the
T. Rowe Price International Equity Portfolio is to seek total return on its assets through investments in common stocks of established, non-U.S. companies. Investments may be made solely for capital appreciation or solely for income or any combination of both for the purpose of achieving a higher overall return. Total return consists of capital appreciation or depreciation, dividend income, and currency gains or losses. The portfolio intends to diversify investments broadly among countries and to normally have at least three different countries represented in the portfolio. The portfolio may invest in countries of the Far East and Western Europe as well as South Africa, Australia, Canada and other areas (including developing countries). Under unusual circumstances, the portfolio may invest substantially all of its assets in one or two countries.

T. Rowe Price Natural Resources: The investment objective of the T. Rowe Price Natural Resources Portfolio is to seek long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities. Current income is not a factor in the selection of stocks for investment by the portfolio. Total return will consist primarily of capital appreciation (or depreciation). The portfolio will invest primarily (at least 65% of its total assets) in common stocks of companies which own or develop natural resources and other basic commodities. However, it may also purchase other types of securities, such as selected, non-resource growth companies, foreign securities, convertible securities and warrants, when considered consistent with the portfolio's investment objective and policies. The portfolio may also engage in a variety of investment management practices, such as buying and selling futures and options.

Some of the most important factors evaluated by the sub-advisor in selecting natural resource companies are the capability for expanded production, superior exploration programs and production facilities, and the potential to accumulate new resources. The portfolio expects to invest in those natural resource companies which own or develop energy sources (such as oil, gas, coal and uranium), precious metals, forest products, real estate, nonferrous metals, diversified resources, and other basic commodities which, in the opinion of the sub-advisor, can be produced and marketed profitably during periods of rising labor costs and prices. However, the percentage of the portfolio's assets invested in natural resource and related businesses versus the percentage invested in non-resource companies may vary greatly depending upon economic monetary conditions and the outlook for inflation. The earnings of natural resource companies may be expected to follow irregular patterns, because these companies are particularly influenced by the forces of nature and international politics. Companies which own or develop real estate might also be subject to irregular fluctuations of earnings, because these companies are affected by changes in the availability of money, interest rates, and other factors.

The portfolio may invest up to 50% of its total assets in foreign securities. These include non-dollar denominated securities traded outside of the U.S. and dollar denominated securities traded in the U.S. (such as ADRs). Some of the countries in which the portfolio may invest may be considered to be developing and may involve special risks The portfolio will not purchase a non-
investment grade debt security (or junk bond) if immediately after such purchase the portfolio would have more than 10% of its total assets invested in such securities. Junk bonds are regarded as predominantly speculative and high risk. The portfolio may invest up to 10% of its total assets in hybrid instruments. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency, security index or commodity at a future point in time

Founders Capital Appreciation Portfolio: The investment objective of Founders Capital Appreciation Portfolio is capital appreciation. The portfolio will normally invest at least 65% of its total assets in common stocks of U.S. companies with market capitalizations of $1.5 billion or less. These stocks normally will be traded in the over-the-counter market. Since it may engage in short-term trading, the portfolio normally will have annual portfolio turnover rates in excess of 100%.

INVESCO Equity Income Portfolio: The investment objective of the INVESCO Equity Income Portfolio is to seek high current income while following sound investment practices. Capital growth potential is an additional, but secondary, consideration in the selection of portfolio securities. The portfolio seeks to achieve its objective by investing in securities which will provide a relatively high-yield and stable return and which, over a period of years, may also provide capital appreciation. The portfolio normally will invest between 60% and 75% of its assets in dividend-paying, marketable common stocks of domestic and foreign industrial issuers. The portfolio also will invest in convertible bonds, preferred stocks and debt securities. The portfolio may depart from the basic investment objective and assume a defensive position with a large portion of its assets temporarily invested in high quality corporate bonds, or notes and government issues, or held in cash. The portfolio's investments in common stocks may decline in value. To minimize the risk this presents, the portfolio only invests in dividend-paying common stocks of domestic and foreign industrial issuers which are marketable, and will not invest more than 5% of the portfolio's assets in the securities of any one company or more than 25% of the portfolio's assets in any one industry. The portfolio's investments in debt securities will generally be subject to both credit risk and market risk. There are no fixed-limitations regarding portfolio turnover. The rate of portfolio turnover may fluctuate as a result of constantly changing economic conditions and market circumstances. Securities initially satisfying the portfolio's basic objectives and policies may be disposed of when they are no longer suitable. As a result, it is anticipated that the portfolio's annual portfolio turnover rate may be in excess of 100%, and may be higher than that of other investment companies seeking current income with capital growth as a secondary consideration.
Increased portfolio turnover would cause the portfolio to incur greater brokerage costs than would otherwise be the case.

PIMCO Total Return Bond Portfolio:  The investment objective of the PIMCO Total
Return  Bond  Portfolio  is  to seek to maximize  total  return.   A  secondary
objective is preservation of capital. The sub-advisor will seek to employ prudent investment management techniques, especially in light of the broad
range  of  investment  instruments in which  the  portfolio  may  invest.   The
proportion of the portfolio's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the outlook for the U.S. and foreign economies, the financial markets and other factors. The portfolio will invest at least 65% of its assets in the following types of securities which may be issued by domestic or foreign
entities  and  denominated in U.S. dollars or foreign  currencies:   securities
issued or guaranteed by the U.S. Government, its agencies or instrumentalities; corporate debt securities; corporate commercial paper; mortgage and other asset-
backed   securities;   variable  and  floating  rate  debt   securities;   bank
certificates   of  deposit;  fixed  time  deposits  and  bankers'  acceptances;
repurchase agreements and reverse repurchase agreements; obligations of foreign
governments    or   their   subdivisions,   agencies   and   instrumentalities,
international agencies or supranational entities; and foreign currency exchange-related securities, including foreign currency warrants. The portfolio will invest in a diversified portfolio of fixed-income securities of varying
maturities  with a portfolio duration from three to six years.   The  portfolio
may invest up to 20% of assets in corporate debt securities that are rated below investment grade (i.e., rated below Baa by Moody's or BBB by S&P or, if
unrated,  determined  by the sub-advisor to be of comparable  quality).   These
securities are regarded as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments (see the underlying fund prospectus for details).

PIMCO Limited Maturity Bond: The investment objective of the PIMCO Limited Maturity Bond Portfolio is to seek to maximize total return, consistent with preservation of capital and prudent investment management. The portfolio will invest at least 65% of its total assets in the following types of securities, which may be issued by domestic or foreign entities and denominated in U.S. dollars or foreign currencies: securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities ("U.S. Government securities"); corporate debt securities; corporate commercial paper; mortgage and other asset-
backed   securities;   variable  and  floating  rate  debt   securities;   bank
certificates   of  deposit,  fixed  time  deposits  and  bankers'  acceptances;
repurchase agreements and reverse repurchase agreements; obligations of foreign
governments    or   their   subdivisions,   agencies   and   instrumentalities,
international agencies or supranational entities; and foreign currency exchange-related securities, including foreign currency warrants.

The portfolio may hold different percentages of its assets in these various types of securities, and may invest all of its assets in derivative instruments or in mortgage- or asset-backed securities. There are special risks involved in these instruments. The portfolio will invest in a diversified portfolio of fixed income securities of varying maturities with a portfolio duration from one to three years. The portfolio may invest up to 10% of its assets in corporate debt securities that are rated below investment grade but rated B or higher by Moody's or S&P (or, if unrated, determined by the sub-advisor to be of comparable quality). The portfolio may also invest up to 20% of its assets in securities denominated in foreign currencies. The "total return" sought by the portfolio will consist of interest and dividends from underlying securities, capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and use of futures and options, or gains from favorable changes in foreign currency exchange rates The portfolio may invest directly in U.S. dollar- or foreign currency-denominated fixed income securities of non-U.S. issuers. The portfolio will limit its foreign investments to securities of issuers based in developed countries (including Newly Industrialized Countries, "NICs", such as Taiwan, South Korea and Mexico). Investing in the securities of issuers in any foreign country involves special risks.

Eagle Growth Equity Portfolio: The investment objective of the Eagle Growth Equity Portfolio is long-term capital appreciation primarily through investment in common stocks and other equity securities. This is a fundamental investment objective of the portfolio.

The portfolio will pursue its objective by investing primarily in common stocks of companies which, in the view of the sub-advisor, have above-average prospects for substantial long-term capital appreciation. The portfolio may also invest in preferred stocks and securities convertible into common stock. The portfolio may purchase securities traded on recognized securities exchanges and in the over-the-counter market. The portfolio will normally invest at least 65% of its total assets in equity securities of companies which the sub-advisor believes will achieve significant growth. Common stock and other equity investments will generally be in companies that the sub-advisor believes are healthy, growing businesses with strong or dominant market share, free cash flow, and availability at a price below the sub-advisor's perception of a company's value as a going concern. The portfolio may invest its remaining assets in U.S. Government securities, repurchase agreements or other short-term money market instruments. The portfolio may purchase and sell a security without regard to the length of time a security will be or has been held.

AST Scudder International Bond Portfolio: The AST Scudder International Bond Portfolio seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies ("international bonds"). As a secondary objective, the portfolio seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

The portfolio is intended for long-term investors who can accept the risks associated with investing in international bonds. Total return from investment in the portfolio will consist of income after expenses, bond price gains (or losses) in terms of the local currency and currency gains (or losses). For tax purposes, realized gains and losses on currency are regarded as ordinary income and loss and could, under certain circumstances, have an impact on distributions. The value of the portfolio will fluctuate in response to various economic factors, the most important of which are fluctuations in foreign currency exchange rates and interest rates.

The portfolio will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. Because the portfolio's investments are primarily denominated in foreign currencies, exchange rates are likely to have a significant impact on total portfolio performance. For example, a fall in the U.S. dollar's value relative to the Japanese yen will increase the U.S. dollar value of a Japanese bond held in the portfolio, even though the price of that bond in yen terms remains unchanged. Conversely, if the U.S. dollar rises in value relative to the yen, the U.S. dollar value of a Japanese bond will fall. Investors should be aware that exchange rate movements can be significant and endure for long periods of time.

Because of the portfolio's long-term investment objective, investors should not rely on an investment in the portfolio for their short-term financial needs and should not view the portfolio as a vehicle for playing short-term swings in the international bond and foreign exchange markets. Shares of the portfolio alone should not be regarded as a complete investment program. Also, investors should be aware that investing in international bonds may involve a higher degree of risk than investing in U.S. bonds.

Berger Capital Growth Portfolio: The investment objective of the Berger Capital Growth Portfolio is to achieve long-term capital appreciation. The portfolio seeks to achieve this objective primarily by investing in common stocks of established companies. As a high level of income return is not an investment objective, any income produced will be a by-product of the effort to achieve the portfolio's objective. In making investment decisions, the portfolio will utilize analyses and information obtained from various sources, including industry economic trends, earnings expectations, fundamental securities valuation factors and securities price trends. The investment policies of the portfolio are described below.

In selecting its portfolio securities, the portfolio will place primary emphasis on established companies which it believes to have favorable growth prospects. Common stocks usually constitute all or most of the portfolio's investment portfolio, but the portfolio remains free to invest in securities other than common stocks, and may do so when deemed appropriate by the sub-advisor to achieve the objective of the portfolio. The portfolio may, from time to time, take substantial positions in securities convertible into common stocks, and it may also purchase government securities, preferred stocks and other senior securities if the sub-advisor believes these are likely to be the best performing securities at that time. The portfolio's policy of investing in securities believed to have a potential for capital growth means that the assets of the portfolio generally may be subject to greater risk than is involved in other securities.

                            The Alger American Fund

Alger American Growth Portfolio: The investment objective of the Alger American Growth Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of the portfolio. It seeks to achieve its objective by investing in equity securities, such as common or preferred stocks and limited partnership interests that are listed on a national securities exchange, or securities convertible into or exchangeable for equity securities, including warrants and rights, selected by the investment manager on the basis of original research produced by its research analysts. Except during temporary defensive periods, the portfolio may invest at least 85 percent of its net assets in equity securities and at least 65 percent of its net assets in equity securities of companies that, at the time of purchase, have total market capitalization of $1 billion or greater.

Alger American Small Capitalization Portfolio: The investment objective of the Alger American Small Capitalization Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of the portfolio. It seeks to achieve this objective by investing its assets in equity securities, such as common or preferred stocks and limited partnership interests that are listed on a national securities exchange, or securities convertible into or exchangeable for equity securities, including warrants and rights, selected by the investment manager on the basis of original research produced by its research analysts. Except during temporary defensive periods, the portfolio invests at least 85 percent of its net assets in equity securities and at least 65 percent of its net assets in equity securities of companies that, at the time of purchase, have "total market capitalization" - present market value per share multiplied by the total number of shares outstanding - of less than $1 billion. Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers.

Alger American MidCap Growth Portfolio: The investment objective of the Alger American MidCap Growth Portfolio is long-term capital appreciation. Income is a consideration in the selection of investments but is not an investment objective of the portfolio. It seeks to achieve its objective by investing in equity securities, such as common or preferred stocks and limited partnership interests that are listed on a national securities exchange, or securities convertible into or exchangeable for equity securities, including warrants and rights, selected by the investment manager on the basis of original research produced by its research analysts. Except during temporary defensive periods, the portfolio may invest at least 85 percent of its net assets in equity securities and at least 65 percent of its net assets in equity securities of companies that, at the time of purchase, of the securities, have total market capitalization between $750 million and $3.5 billion.

                 Alliance Variable Products Series Fund, Inc.

AVP Short-Term Multi-Market Portfolio: The investment objective of the Short-Term-Multi-Market Portfolio is to seek the highest level of current income, consistent with what the Fund's advisor considers to be prudent investment risk, that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years. The portfolio seeks high current yields by investing in a portfolio of debt securities denominated in the U.S. Dollar and a range of foreign currencies. Accordingly, the portfolio will seek investment opportunities in foreign, as well as domestic, securities markets. While the portfolio normally will maintain a substantial portion of its assets in debt securities denominated in foreign currencies, the portfolio will invest at least 25% of its net assets in U.S. Dollar denominated securities. The portfolio is designed for the investor who seeks a higher yield than a money market fund or certificate of deposit and less fluctuation in net asset value than a longer-term bond fund.

AVP Growth and Income Portfolio: The Growth and Income Portfolio's investment objective is to seek reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, investments in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks may be made by the portfolio. Purchases and sales of portfolio securities are made at such times and in such amounts as are deemed advisable in light of market, economic and other conditions.

AVP Premier Growth Portfolio: The investment objective of the Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. The investment objective of the Premier Growth Portfolio is growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value, and there is, of course, no assurance that the Portfolio's investment objective will be met. The portfolio is therefore not intended for investors whose principal objective is assured income and conservation of capital.

The portfolio will invest predominantly in the equity securities (common stocks, securities convertible into common stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, American companies that, in the judgment of the advisor, are high quality and likely to achieve superior earnings growth. The portfolio investments in the 25 of these companies most highly regarded at any point in time by the advisor will usually constitute approximately 70% of the portfolio's net assets. Normally, approximately 40 companies will be represented in the portfolio's investment portfolio. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies.

The portfolio will, under normal circumstances, invest at least 85% of the value of its total assets in the equity securities of American companies. The portfolio defines American companies to be entities (i) that are organized under the laws of the United States and have their principal office in the United States, and (ii) the equity securities of which are traded principally in the United States securities markets.

AVP U.S. Government/High Grade Securities Portfolio: The investment objective of the U.S. Government/High Grade Securities Portfolio is high current income consistent with preservation of capital. In seeking to achieve this objective, the portfolio will invest principally in a portfolio of : (a) obligations issued or guaranteed by the U.S. Government and repurchase agreements pertaining to U.S. Government Securities, and (ii) other high grade debt securities rated AAA, AA or A by Standard & Poor's Corporation or Aaa, Aa or A by Moody's Investors Service, Inc. or that have not received a rating but are determined to be of comparable quality by the portfolio's advisor. As a fundamental investment policy, the portfolio will invest at least 65% of its total assets in these types of securities, including the securities held subject to repurchase agreements. The portfolio will utilize certain other investment techniques, including options and futures contracts, intended to enhance income and reduce market risk. The portfolio is designed primarily for long-term investors and investors should not consider it a trading vehicle.

AVP International Portfolio: The International Portfolio's primary investment objective is to seek to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-United States companies (e.g., incorporated outside the United States), companies participating in foreign economies with prospects for growth, and foreign government securities. As a secondary objective, the portfolio will attempt to increase its current income without assuming undue risk. The portfolio's advisor considers it consistent with these objectives to acquire securities of companies incorporated in the United States and having their principal activities and interests outside of the United States. The International Portfolio intends to be invested primarily in such issuers and under normal circumstances more than 80% of its assets will be so invested.

In seeking its objective, the International Portfolio expects to invest its assets primarily in common stocks of established non-United States companies which in the opinion of the portfolio's advisor have potential for growth of capital or income or both.

It is the present intention of the portfolio's advisor to invest the portfolio's assets in companies based in (or governments of or within) the Far East (Japan, Hong Kong, Singapore and Malaysia), Western Europe (the United Kingdom, Germany, The Netherlands, France and Switzerland), Australia, Canada, and such other areas and countries as the portfolio's advisor may determine from time to time. However, investments may be made from time to time in companies in, or governments of, developing countries as well as developed countries. Shareholders should be aware that investing in the equity and fixed-income markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems which can
be  expected  to  have less stability than those of developed  countries.   The
portfolio's advisor at present does not intend to invest more than 10% of the International Portfolio's assets in companies in, or governments of, developing countries.

AVP Total Return Portfolio: The investment objective of the Total Return Portfolio is to achieve a high return through a combination of current income and capital appreciation. The Total Return Portfolio's assets are invested in U.S. Government and agency obligations, bonds, fixed-income senior securities (including short and long-term debt securities and preferred stocks to the extent their value is attributable to their fixed-income characteristics), preferred and common stocks in such proportions and of such type as are deemed best adapted to the current economic and market outlooks. The percentage of the portfolio's assets invested in each type of security at any time shall be in accordance with the judgement of the portfolio's advisor.

                 Neuberger & Berman Advisers Management Trust

(Each portfolio of the Neuberger & Berman Advisers Management Trust invests exclusively in a corresponding series of Advisers Managers Trust in what is sometimes known as a "master/feeder" fund structure. Therefore, the investment objective of each portfolio matches that of the series of the Advisers Managers Trust in which the portfolio invests. Therefore, the following information is presented in terms of the applicable series of the Advisers Managers Trust.)

AMT Growth Investments: The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

AMT Growth Investments invests in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Series expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.

The Series' aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. While the Series uses the Neuberger & Berman value-oriented investment approach, when N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings) than other Series. In addition, the Series focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.

AMT Limited Maturity Bond Investments: The investment objective of AMT Limited Maturity Bond Investments and its corresponding Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

AMT Limited Maturity Bond Investments invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends.

AMT Limited Maturity Bond Investments invests in a diversified portfolio of short-to-intermediate-term U.S. Government and Agency securities and debt securities issued by financial institutions, corporations, and others, of at least investment grade. These securities include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. AMT Limited Maturity Bond Investments may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Series' dollar-weighted average portfolio maturity may range up to five years.

AMT Balanced Investments: The investment objective of AMT Balanced Investments is long-term capital growth and reasonable current income without undue risk to principal. AMT Balanced Investments will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The investment adviser anticipates that the series' investments will normally be managed so that approximately 60% of the series' total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the investment adviser's views regarding current market trends, the common stock portion of the series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the series' assets will be invested in fixed income senior securities.

AMT Partners Investments: The investment objective of AMT Partners Investments is to seek capital growth. This investment objective is non-fundamental. AMT Partners Investments invests primarily in common stocks of established companies, using the value-oriented investment approach. The series seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and support from asset values. Up to 15% of the series' net assets may be invested in corporate debt securities rated below investment grade or in comparable unrated securities. Securities rated below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk.

                     Scudder Variable Life Investment Fund

Bond Portfolio: The Bond portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances, the portfolio invests at least 65% of its assets in bonds, including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. The portfolio may also invest in preferred stocks consistent with the portfolio's objectives It will attempt to moderate the effect of market price fluctuations relative to that of a long-term bond by investing in securities with varying maturities and by entering into futures contracts on debt securities and related options for hedging purposes.

Capital Growth Portfolio: The Capital Growth Portfolio seeks long-term capital appreciation and, consistent therewith, current income through a broad and flexible investment program. The portfolio seeks to achieve these objectives by investing primarily in income producing, publicly-traded equity securities, such as common stocks and securities convertible into common stock, with an emphasis on securities of established companies. However, in order to reduce risk, as market or economic conditions may periodically warrant, the portfolio may also invest up to 25% of its assets in short-term debt instruments.

In contrast to the specialized investment policies of some capital appreciation funds, the portfolio is free to invest in a wide range of marketable securities offering the potential for growth. This enables the portfolio to pursue investment values in various sectors of the stock market including: (a) companies that generate or apply new technologies, new and improved distribution techniques, or new services such as those in the business equipment, electronics, specialty merchandising, and health service industries;
(b) companies that own or develop natural resources, such as energy exploration or precious metals companies; (c) companies that may benefit from changing consumer demands and lifestyles, such as financial service organizations and telecommunications companies; and (d) foreign companies.

While emphasizing investments in companies with above-average growth prospects, the portfolio may also purchase and hold equity securities of companies that may have only average growth prospects, but seem undervalued due to factors thought to be of a temporary nature which may cause their securities to be out of favor and to trade at a price below their potential value.

Balanced Portfolio: The Balanced Portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed income securities. The portfolio also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

In seeking its objectives of a balance of growth and income, as well as long-term preservation of capital, the portfolio invests in a diversified portfolio of equity and fixed income securities. The portfolio invests, under normal circumstances, at least 50%, but no more than 75% of its net assets in common stocks and other equity investments. The portfolio will invest primarily in securities issued by medium-to-large sized domestic companies with annual revenues or market capitalization of at least $600 million, and which, in the opinion of the advisor, offer above-average potential for price appreciation. The portfolio seeks to invest in companies that have relatively consistent and above-average rates of growth; companies that are in a strong financial position with high credit standings and profitability; firms with important business franchises, leading products, or dominant marketing and distribution systems; companies guided by experienced and motivated managements; and companies selling at attractive market valuations.

To enhance income and stability, the portfolio's remaining assets are allocated to bonds and other fixed income securities, including cash reserves. The portfolio will normally invest 25% to 50% of its net assets in fixed income securities. However, at least 25% of the portfolio's net assets will always be invested in fixed income securities.

The portfolio will, on occasion, adjust its mix of investments among equity securities, bonds, and cash reserves. In reallocating investments, the advisor weighs the relative values of different asset classes and expectations for future returns. In doing so, the advisor analyzes, on a global basis, the level and direction of interest rates, capital flows, inflation expectations, anticipated growth of corporate profits, monetary and fiscal policies around the world, and other related factors. The portfolio does not take extreme investment positions as part of an effort to "time the market." Shifts between stocks and fixed income investments are expected to occur in generally small increments within the guidelines adopted in this prospectus. The portfolio is designed as a conservative long-term investment program.

International Portfolio: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The portfolio invests in companies, wherever organized, which do business primarily outside the United States. The portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The portfolio does not intend to concentrate investments in any particular industry.

The portfolio invests primarily in equity securities of established companies, listed on foreign exchanges, which the advisor believes have favorable characteristics. It may also invest in fixed income securities of foreign governments and companies. However, management intends to maintain a portfolio consisting primarily of equity securities.

In the event of exceptional conditions abroad, the portfolio may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.

                              Janus Aspen Series

Growth Portfolio: The investment objective of the Growth Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified fund that pursues its investment objective by investing primarily in common stocks of a large number of issuers of any size. Generally, this portfolio emphasizes issuers with larger market capitalizations.

Aggressive Growth Portfolio: The investment objective of the Aggressive Growth Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a nondiversified fund that pursues its investment objective by emphasizing investments in companies with market capitalization between $1 billion and $5 billion. Although the portfolio expects to emphasize such securities, it may also invest in smaller or larger companies. Companies with market capitalization of $1 billion to $5 billion may suffer more significant losses as well as realize more substantial growth than larger, more established issuers. Thus, investments in such companies tend to be more volatile and somewhat speculative.

Worldwide Growth Portfolio: The investment objective of the Worldwide Growth Portfolio is long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified fund that pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio is permitted to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity, as well as domestic and foreign governments, government agencies and other governmental entities. The Worldwide Growth Portfolio normally invests in securities of issuers from at least five different countries, including the U.S., although the portfolio may at times invest all of its assets in fewer than five or even a single country.

Balanced Portfolio: The investment objective of the Balanced Portfolio is long-term capital growth, consistent with preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in equity securities selected primarily for growth potential and 40-60% of its assets in
fixed  income  securities.   At  least 25% of the Balanced  Portfolio's  assets
normally will be invested in fixed income senior securities, which include debt securities and preferred stocks. The portfolio is designed for investors who want to participate in the equity markets through a more moderate investment
than  a  pure  growth  fund.   Investments in income-producing  securities  are
intended to result in a portfolio that provides a more consistent total  return
than  may  be  attainable  through investing  solely  in  growth  stocks.   The
portfolio is not designed for investors who desire a consistent level of income.

Subject to the policies discussed above, the Balanced Portfolio may shift assets between the growth and income portions of its portfolio based on the advisor's analysis of relevant market, financial and economic conditions. If the advisor believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, the portfolio will place a greater emphasis on that objective.

Flexible Income Portfolio: The investment objective of the Flexible Income Portfolio is to obtain maximum total return, consistent with preservation of capital. The portfolio pursues its objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation. The portfolio is designed for investors who want to participate in a broad array of income-producing securities, and/or those investors who desire a more consistent level of income from their securities investments. Because of this emphasis, income rather than capital appreciation will normally be the dominant component of total return.

The Flexible Income Portfolio may invest in virtually all types of income-producing securities. As a fundamental policy, the portfolio will invest at least 80% of its assets in income-producing securities. The portfolio may purchase debt securities of any maturity and the average maturity of its portfolio may vary substantially, depending on the advisor's analysis of market, economic and financial conditions. The portfolio has no pre-established quality standards and may invest in debt securities of any quality. The Flexible Income Portfolio may deliberately vary the overall quality of its portfolio and at times, may have substantial holdings of lower rated corporate debt securities or unrated bonds. Such bonds are high risk or commonly known as "junk bonds". The portfolio may also purchase mortgage or asset-backed securities, preferred stocks or securities convertible into common stocks if such securities appear to offer the best opportunity for maximum total return.

Short-Term Bond Portfolio: The investment objective of the Short-Term Bond Portfolio is to seek as high a level of current income as is consistent with preservation of capital. The portfolio pursues its objective by investing primarily in short- and intermediate-term fixed income securities. The portfolio seeks to provide investors with a consistent level of income and, under normal circumstances, a higher yield than most money market funds, with less capital fluctuation than higher yielding intermediate to long-term bond funds. Unlike money market funds, the Short-Term Bond Portfolio does not seek to maintain a stable net asset value and the value of shares redeemed may be more or less than their original cost.

The Short-Term Bond Portfolio will normally maintain a dollar-weighted average portfolio maturity of less than three years, but not to exceed five years. Although the portfolio has no pre-established quality standards, it will invest at least 65% of its assets in investment grade securities under normal conditions.





















          This prospectus contains a short description of the contents of the Statement of Additional Information. You have the right to receive from us such Statement of Additional Information. To do so, please complete the following, detach it and forward it to us at:

                  American Skandia Life Assurance Corporation
                          Attention:  Concierge Desk
                                 P.O. Box 883
                          Shelton, Connecticut 06484

          PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN THE PROSPECTUS. WFEE-PROS (5/95)




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ADDITIONAL   INFORMATION:   Inquiries  will  be  answered   by   calling   your
representative or by writing to:

                  AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                 P.O. Box 883
                          Shelton, Connecticut 06484

Issued by:                                                Serviced by:

AMERICAN SKANDIA LIFE                            AMERICAN SKANDIA LIFE
ASSURANCE CORPORATION                            ASSURANCE CORPORATION
One Corporate Drive                                       P.O. Box 883
Shelton, Connecticut 06484                  Shelton, Connecticut 06484
Telephone: 1-800-752-6342                   Telephone:  1-800-752-6342

                                Distributed by:

                   AMERICAN SKANDIA MARKETING, INCORPORATED
                              One Corporate Drive
                          Shelton, Connecticut 06484
                           Telephone: (203) 926-1888